                                                            PENSION
                                                            INVESTMENT
                                                            OPTIONS

KEYNOTE
SERIES
ACCOUNT

                               CALVERT SERIES SUBACCOUNT

                        EQUITY GROWTH SUBACCOUNT

                 EQUITY INCOME SUBACCOUNT

            BALANCED SUBACCOUNT

       GOVERNMENT/CORPORATE BOND SUBACCOUNT

    INTERMEDIATE GOVERNMENT BOND SUBACCOUNT                   1998
                                                              Annual
  MONEY MARKET SUBACCOUNT                                     Report





                                         MONY Life Insurance Company

This report is not to be construed as an offering for sale of any contracts participating in the Keynote
Series Account, or as a solicitation as an offer to buy any contracts unless preceded by or accompanied by a current prospectus which contains the complete information of charges and expenses.

                     (This page intentionally left blank.)

                             KEYNOTE SERIES ACCOUNT
                                    CONTENTS

                                                              PAGE
Statements of Assets and Liabilities........................      1
Statements of Operations....................................      2
Statements of Changes in Net Assets.........................      3
Statements of Changes in Net Assets -- December 31, 1997....      4
Notes to Financial Statements...............................    5-6
Report of Independent Accountants...........................      7
DIVERSIFIED INVESTORS PORTFOLIOS:
Economic Market Review......................................   8-13
Statements of Assets and Liabilities........................  14-15
Statements of Operations....................................  16-17
Statements of Changes in Net Assets.........................  18-19
Statements of Changes in Net Assets -- December 31, 1997....  20-21
PORTFOLIO OF INVESTMENTS:
Money Market Portfolio......................................  22-23
High Quality Bond Portfolio.................................  24-26
Intermediate Government Bond Portfolio......................  27-28
Government/Corporate Bond Portfolio.........................  29-32
Balanced Portfolio..........................................  33-35
Equity Income Portfolio.....................................  36-39
Equity Value Portfolio......................................  40-41
Growth & Income Portfolio...................................  42-44
Equity Growth Portfolio.....................................  45-47
Special Equity Portfolio....................................  48-53
Aggressive Equity Portfolio.................................  54-55
High Yield Bond Portfolio...................................  56-58
International Equity Portfolio..............................  59-63
Notes to Financial Statements...............................  64-76
Report of Independent Accountants...........................     77
CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO ANNUAL
  REPORT....................................................  79-95

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1998

                                         INTERMEDIATE   GOVERNMENT/
                              MONEY       GOVERNMENT     CORPORATE                   EQUITY        EQUITY
                              MARKET         BOND          BOND        BALANCED      INCOME        GROWTH       CALVERT
                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                            ----------   ------------   -----------   ----------   -----------   -----------   ----------
ASSETS:
Investment in the Funds,
  at value (Notes 1 and
  2)......................   $674,959      $443,886      $916,936     $5,436,981   $16,560,171   $12,755,453    $813,612
Receivable for purchase of
  units...................         --            --            --             --            --           905          --
Receivable from MONY......      1,278            --            --             --            --            --          --
                             --------      --------      --------     ----------   -----------   -----------    --------
          Total assets....    676,237       443,886       916,936      5,436,981    16,560,171    12,756,358     813,612
                             --------      --------      --------     ----------   -----------   -----------    --------
LIABILITIES:
Accrued expenses..........      1,684           255           703          4,041        12,395         7,676         598
                             --------      --------      --------     ----------   -----------   -----------    --------
          NET ASSETS
            ATTRIBUTABLE
            TO ANNUITY
        CONTRACTHOLDERS...   $674,553      $443,631      $916,233     $5,432,940   $16,547,776   $12,748,682    $813,014
                             ========      ========      ========     ==========   ===========   ===========    ========
Accumulation units........     40,999        27,614        39,571        167,348       434,610       247,234      31,111
                             ========      ========      ========     ==========   ===========   ===========    ========
Unit value................   $  16.45      $  16.07      $  23.15     $    32.46   $     38.08   $     51.57    $  26.13
                             ========      ========      ========     ==========   ===========   ===========    ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                               INTERMEDIATE   GOVERNMENT/
                                    MONEY       GOVERNMENT     CORPORATE                   EQUITY       EQUITY
                                    MARKET         BOND          BOND        BALANCED      INCOME       GROWTH      CALVERT
                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                  ----------   ------------   -----------   ----------   ----------   ----------   ----------
INVESTMENT INCOME:
Allocated net investment income
  from Funds (Note 2)...........   $37,270       $13,525        $43,276      $165,764    $  361,359   $   22,307    $     --
Dividend Income (Note 2)........        --            --             --            --            --           --      58,865
                                   -------       -------        -------      --------    ----------   ----------    --------
          Total investment
            income..............    37,270        13,525         43,276       165,764       361,359       22,307      58,865
                                   -------       -------        -------      --------    ----------   ----------    --------
EXPENSES: (NOTE 3)
  Mortality and expense risk....     6,296         2,218          6,505        46,217       145,540       79,010       6,608
  Less expenses reimbursed by
     MONY.......................    (1,278)           --             --            --            --           --          --
                                   -------       -------        -------      --------    ----------   ----------    --------
  Net expenses..................     5,018         2,218          6,505        46,217       145,540       79,010       6,608
                                   -------       -------        -------      --------    ----------   ----------    --------
Net investment income (loss)....    32,252        11,307         36,771       119,547       215,819      (56,703)     52,257
                                   -------       -------        -------      --------    ----------   ----------    --------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS (NOTE
  2)
  Net realized gains (losses) on
     investments................       (22)        1,705          7,868       231,594     1,389,524    1,258,012      27,398
  Net change in unrealized
     appreciation on
     investments................        --         2,502          2,463       195,487       226,442    2,104,308      34,268
                                   -------       -------        -------      --------    ----------   ----------    --------
  Net realized and unrealized
     gains (losses) on
     investments................       (22)        4,207         10,331       427,081     1,615,966    3,362,320      61,666
                                   -------       -------        -------      --------    ----------   ----------    --------
Net increase in net assets
  resulting from operations.....   $32,230       $15,514        $47,102      $546,628    $1,831,785   $3,305,617    $113,923
                                   =======       =======        =======      ========    ==========   ==========    ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                            INTERMEDIATE   GOVERNMENT/
                                 MONEY       GOVERNMENT     CORPORATE                   EQUITY        EQUITY
                                 MARKET         BOND          BOND        BALANCED      INCOME        GROWTH       CALVERT
                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                               ----------   ------------   -----------   ----------   -----------   -----------   ----------
FROM OPERATIONS:
  Net investment income
     (loss)..................  $  32,252      $  11,307     $  36,771    $  119,547   $   215,819   $   (56,703)   $ 52,257
  Net realized gains (losses)
     on investments..........        (22)         1,705         7,868       231,594     1,389,524     1,258,012      27,398
  Net change in unrealized
     appreciation on
     investments.............         --          2,502         2,463       195,487       226,442     2,104,308      34,268
                               ---------      ---------     ---------    ----------   -----------   -----------    --------
  Net increase in net assets
     resulting from
     operations..............     32,230         15,514        47,102       546,628     1,831,785     3,305,617     113,923
                               ---------      ---------     ---------    ----------   -----------   -----------    --------
FROM UNIT TRANSACTIONS
  (NOTE 4):
  Net proceeds from the
     issuance of units.......    351,264        400,239       482,639       991,140     2,543,029     2,349,988     221,361
  Net asset value of units
     redeemed................   (447,661)      (189,534)     (193,305)     (859,331)   (3,955,688)   (2,132,347)   (109,841)
                               ---------      ---------     ---------    ----------   -----------   -----------    --------
  Net increase (decrease) in
     net assets from unit
     transactions............    (96,397)       210,705       289,334       131,809    (1,412,659)      217,641     111,520
                               ---------      ---------     ---------    ----------   -----------   -----------    --------
Net increase (decrease) in
  net assets.................    (64,167)       226,219       336,436       678,437       419,126     3,523,258     225,443
NET ASSETS:
  Beginning of year..........    738,720        217,412       579,797     4,754,503    16,128,650     9,225,424     587,571
                               ---------      ---------     ---------    ----------   -----------   -----------    --------
  End of year................  $ 674,553      $ 443,631     $ 916,233    $5,432,940   $16,547,776   $12,748,682    $813,014
                               =========      =========     =========    ==========   ===========   ===========    ========

Units outstanding beginning
  of year....................     47,018         14,366        26,763       163,289       474,554       242,846      26,219
Units issued during year.....     21,781         25,480        21,432        32,232        70,782        54,850       9,502
Units redeemed during year...    (27,800)       (12,232)       (8,624)      (28,173)     (110,726)      (50,462)     (4,610)
                               ---------      ---------     ---------    ----------   -----------   -----------    --------
Units outstanding end of
  year.......................     40,999         27,614        39,571       167,348       434,610       247,234      31,111
                               =========      =========     =========    ==========   ===========   ===========    ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                           INTERMEDIATE   GOVERNMENT/
                                MONEY       GOVERNMENT     CORPORATE                   EQUITY        EQUITY
                                MARKET         BOND          BOND        BALANCED      INCOME        GROWTH       CALVERT
                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                              ----------   ------------   -----------   ----------   -----------   -----------   ----------
FROM OPERATIONS:
  Net investment income
     (loss).................  $  39,895     $  20,657      $ 29,972     $  116,340   $   212,291   $   (27,057)  $  34,008
  Net realized gains
     (losses) on
     investments............        (37)          259         1,205        572,644     1,582,134       534,416      40,353
  Net change in unrealized
     appreciation on
     investments............         --         6,041         9,083         29,539     2,039,795     1,430,034      20,130
                              ---------     ---------      --------     ----------   -----------   -----------   ---------
  Net increase in net assets
     resulting from
     operations.............     39,858        26,957        40,260        718,523     3,834,220     1,937,393      94,491
                              ---------     ---------      --------     ----------   -----------   -----------   ---------
FROM UNIT TRANSACTIONS (NOTE
  4):
  Net proceeds from the
     issuance of units......    506,259        85,917       115,346        978,238     3,308,282     1,840,578     241,043
  Net asset value of units
     redeemed...............   (652,343)     (575,998)      (91,714)      (789,215)   (3,936,541)   (1,705,189)   (220,481)
                              ---------     ---------      --------     ----------   -----------   -----------   ---------
  Net increase (decrease) in
     net assets from unit
     transactions...........   (146,084)     (490,081)       23,632        189,023      (628,259)      135,389      20,562
                              ---------     ---------      --------     ----------   -----------   -----------   ---------
  Net increase (decrease) in
     net assets.............   (106,226)     (463,124)       63,892        907,546     3,205,961     2,072,782     115,053
NET ASSETS:
  Beginning of year.........    844,946       680,536       515,905      3,846,957    12,922,689     7,152,642     472,518
                              ---------     ---------      --------     ----------   -----------   -----------   ---------
  End of year...............  $ 738,720     $ 217,412      $579,797     $4,754,503   $16,128,650   $ 9,225,424   $ 587,571
                              =========     =========      ========     ==========   ===========   ===========   =========

Units outstanding beginning
  of year...................     56,311        47,901        25,670        156,241       489,820       237,959      25,095
Units issued during year....     32,669         5,913         5,560         35,581       105,882        53,841      11,342
Units redeemed during
  year......................    (41,962)      (39,448)       (4,467)       (28,533)     (121,148)      (48,954)    (10,218)
                              ---------     ---------      --------     ----------   -----------   -----------   ---------
Units outstanding end of
  year......................     47,018        14,366        26,763        163,289       474,554       242,846      26,219
                              =========     =========      ========     ==========   ===========   ===========   =========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

 1. ORGANIZATION AND BUSINESS

     Keynote Series Account ("Keynote") is a separate investment account established on December 16, 1987 by MONY Life Insurance Company (formerly The Mutual Life Insurance Company of New York), ("MONY") under the laws of the State of New York.

     Keynote operates as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Keynote holds assets that are segregated from all of MONY's other assets and, at present, is used as an investment vehicle under certain tax-deferred annuity contracts issued by MONY to fund retirement plans maintained by certain not-for-profit and other organizations ("Group Plans"). MONY is the legal holder of the assets in Keynote.

     There are currently seven subaccounts within Keynote which are available to contractholders of Group Plans. Six of the subaccounts invest in a corresponding portfolio of Diversified Investors Portfolios (the "Portfolios") and the seventh subaccount invests in Calvert Social Balanced Portfolio (formerly, Calvert Responsibly Invested Balanced Portfolio), a series of Calvert Variable Series, Inc. (formerly, Acacia Capital Corporation), ("Calvert" and collectively, the "Funds"). The respective financial statements of the Funds are contained elsewhere in this report.

     At December 31, 1998, each of the subaccounts' investment in the corresponding Portfolios was as follows:

                                            PERCENTAGE INVESTMENT
                SUBACCOUNT                      IN PORTFOLIO
                ----------                  ---------------------
Money Market..............................          0.23%
Intermediate Government Bond..............          0.28
Government/Corporate Bond.................          0.17
Balanced..................................          1.07
Equity Income.............................          1.21
Equity Growth.............................          1.85

 2. SIGNIFICANT ACCOUNTING POLICIES

  A. Investments:

     The investment by Keynote in the Portfolios reflects Keynote's proportionate interest in the net assets of each of the Portfolios. The investment in shares of Calvert is stated at net asset value. Valuation of the securities held in each of the Portfolios is discussed in Note 2A of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. A description of the portfolio valuation for Calvert can be found in Note A of its financial statements contained elsewhere in this report.

  B. Investment Income:

     Each Keynote subaccount earns income, net of expenses, daily on its investment in the corresponding Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the corresponding Portfolios are allocated pro rata among the investors at the time of such determination. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investments sold are determined on the basis of identified cost.

  C. Federal Income Taxes:

     The operations of Keynote form a part of, and are taxed with, the operations of MONY. MONY does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains

                             KEYNOTE SERIES ACCOUNT

C. Federal Income Taxes: (continued)
attributable to Keynote. Based upon this expectation, no charges are currently being deducted from Keynote for federal income tax purposes.

  D. Other:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 3. FEES AND TRANSACTIONS WITH AFFILIATES

     Daily charges to Keynote for mortality and expense risks assumed by MONY are computed at an annual rate of 0.90%; however, MONY reserves the right to charge maximum fees of 1.25% upon notice.

     MONY has voluntarily undertaken to waive expenses of the Money Market and Equity Growth Subaccounts, to the extent necessary, to limit all expenses (other than mortality and expense risk charges) to 0.10% and 0.50%, respectively, of average net assets. MONY reserves the right to raise this limit upon notice.

 4. GROUP PLAN ASSUMPTIONS

     On December 31, 1993, MONY entered into an agreement with AUSA Life Insurance Company, Inc. ("AUSA"), a wholly owned subsidiary of AEGON, USA, pursuant to which the Group Plans may be transferred through assumption reinsurance to AUSA. Subject to receipt of any necessary state insurance department approvals and authorizations, each Group Plan contractholder receives materials relating to this assumption. The assumption reinsurance of any Group Plan to AUSA will result in the transfer of the applicable assets out of Keynote and into a corresponding separate account of AUSA. Assets transferred to AUSA pursuant to this assumption reinsurance transaction for the years ended December 31, 1998, and 1997, were as follows:

                    SUBACCOUNTS                      1998 AMOUNT    1997 AMOUNT
                    -----------                      -----------    -----------
Money Market.......................................  $       --     $  148,490
Intermediate Government Bond.......................          --          3,406
Government/Corporate Bond..........................      10,172         22,700
Balanced...........................................      83,369        236,206
Equity Income......................................     845,929      2,986,640
Equity Growth......................................     135,469        744,738
Calvert............................................      13,795        100,413
                                                     ----------     ----------
                                                     $1,088,734     $4,242,593
                                                     ==========     ==========

The amounts related to these assumptions are reflected as redemptions in the Statements of Changes in Net Assets.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of MONY Life Insurance Company and the
Contractholders of Keynote Series Account:

     In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Money Market, Intermediate Government Bond, Government/Corporate Bond, Balanced, Equity Income, Equity Growth and Calvert Subaccounts (seven of the subaccounts constituting the Keynote Series Account) ("Keynote") at December 31, 1998, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of Keynote's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 1998, by correspondence with the custodian. We believe that our audits provide a reasonable basis for the opinion expressed above.

                                                      PricewaterhouseCoopers LLP

New York, New York
February 18, 1999

                              FOURTH QUARTER 1998

                            ANNUAL ECONOMIC OVERVIEW

     1998 was a volatile year for economies and financial markets around the world. Asian and emerging market economies were devastated while Europe and the U.S. enjoyed strong growth. Stock markets reflected these economic conditions. Even the strong markets experienced divergence and volatility. U.S. markets in the second half were very volatile as the fourth quarter saw a dramatic reversal from the third quarter. International economic turmoil triggered a sharp decline in stocks and a flight to quality in bonds during the third quarter. Large cap stocks declined 10% while small cap stocks were down 20%. Government bonds rallied 5.5% while high yield bonds dropped 4.6%. The Fed lowered interest rates quickly to restore liquidity and confidence to financial markets. In response the stock market rebounded, large cap stocks rose over 20% and small cap by over 16%. In the bond market, spreads narrowed as government bonds sold off and high yield bonds rallied.

                               FINANCIAL MARKETS

     1998 was another strong year for stocks and bonds. The stock market (S&P, Dow and NASDAQ) once again had the best performance with an unprecedented fourth straight year of double digit returns. Large cap growth stocks led the way (Russell 1000 Growth Index +38.7%) followed by international stocks (EAFE GDP Index +27.1%) and large cap value (Russell 1000 Value Index +15.6%). Small cap stocks again lagged large cap by a wide margin (Russell 2000 Small Cap Stock Index -2.6%). The dramatic divergence in stock performance can be shown by comparing the performance of large cap stocks (Russell 1000 Large Cap Stock Index) which were up 27.0% to the average performance of all stocks (Value Line Equally Weighted Index) which were down -3.8%.

     Bonds had a good year as long term interest rates declined from approximately 6% at the beginning of the year to near 5% at year end. Longer term bonds and government bonds had the best results. Money market rates were steady for most of the year hovering near 5 1/2%.

                                OUTLOOK FOR 1999

     Economic devastation in Asia has created intense competition for labor intensive industries in the U.S., contributing to a stronger dollar and an expansion of the trade deficit. Worldwide overcapacity is keeping prices and inflation in check. Here in the U.S., strong job growth and low unemployment has begun to exert pressure on labor costs. Rising costs coupled with intense pricing competition is creating a squeeze on profits. This in turn will lead to a slowdown in capital spending and job growth, which will eventually slow consumer spending.

     Bonds should benefit from this scenario as a slowdown in economic activity along with low inflation will allow interest rates to decline. In the near run, rates may remain in a range of 4.8% to 5.2%. Rates should break below this range later this year as economic growth slows and the Fed eases further. The stock market is once again at record valuation levels. Investors seem to believe that any economic slowdown or profit decline will be short lived because the Fed will respond by lowering interest rates. With the economy and sales slowing and the ability to cut costs more limited than in the recent past, profits should decline further. Additional interest rate cuts will not be sufficient to support current stock multiples and therefore the stock market is likely to suffer a significant selloff in the first half of 1999. Lower interest rates should set the stage for a recovery in stock prices from more reasonable valuation levels later in the year.

                             MONEY MARKET PORTFOLIO

     By year-end 1998, the global financial markets had staged a strong rebound from the precarious state in which they found themselves at the end of September and in the first half of October. Equity markets bounced back from their lows, credit spreads contracted appreciably from their mid-October wides, and liquidity largely returned to the capital markets. These conditions enabled new issue markets for equities and bonds to become operable once again, since the turmoil had all but shut down these markets. Even the money market securities market experienced upheaval, as yields remained high while short-term Treasury rates dropped. Lower-rated money market credits traded at historically wide spreads. The return to more settled conditions was due in no small part to the Fed's recognition, whether or not in concert with other central banks, of the serious need to address the global economic and currency problems through a shift to a program of easing monetary policy. As well, the Fed felt it prudent to undertake its easing stance given the potential for non-domestic pressures to spill over into the U.S. economy and cut short the historic expansion. The Fed's moves restored confidence and brought the overnight fed funds rate target down to 4.75%, a level consistent with an accommodative stance under more normal economic conditions. However, the U.S. economy's performance by itself clearly did not justify such a shift in Fed policy. Presently, there are many crosscurrents at work as the Fed weighs an economy with robust domestic demand, surging stock market, softening dollar, tightening credit spreads, quiescent inflation, and a weak manufacturing sector against a backdrop of potentially worrisome global financial conditions. Absent an exogenous shock to the system, such a picture argues for a wait-and-see stance by the Fed.

     The Treasury yield curve moved upward and steepened in the fourth quarter with a particular increase in interest rates in the intermediate area from two years to ten years. Interest rates on the long bond increased 13 basis points
( 1/100 of a percentage point) during the quarter from a yield of 4.97% at 9/30/98 to 5.09% at year end. The short end also traded off, as evidenced by the three-month T-bill's 10 basis point rise in yield from 4.36% at 9/30/98 to 4.46% at year end. The Fed's three easing moves since September were due to the turmoil seen in global financial markets. Since the unsettled conditions that prevailed have largely abated and the U.S. economy continues its strong growth, market expectations are that the Fed is on hold for the foreseeable future. Nevertheless, renewed problems in the global markets (i.e., a major setback in Brazil's effort to address its fiscal woes) may push the Fed to lower interest rates in the face of conflicting U.S. economic conditions. The average maturity of the portfolio will be adjusted selectively to capitalize on opportunities where the portfolio will be rewarded for duration extension. Currently, there is no benefit afforded money market investors for extending much beyond the thirty-day area. Consequently, the money market fund is maintaining a shorter-than-target average maturity. At 12/31/98, the average maturity of the portfolio was approximately 33.6 days.

                               HIGH QUALITY BOND

     Bond spreads widened in most sectors early in the fourth quarter due to concerns over the loss of liquidity and aversion to risk. The Federal Reserve Board restored calm to the financial markets in November, which resulted in spreads tightening, as liquidity gradually returned to the marketplace and investor confidence was restored.

     The lack of liquidity early in the fourth quarter created buying opportunities in the yankee, financial corporate, and asset backed sectors. The Portfolio added to the yankee sector with the purchase of Midland Bank (a strong "A" rated U.K. bank), and the financial sector by purchasing a sinking fund debenture issued by the Upjohn Corp. The Portfolio swapped out of a global note issued by Merrill Lynch maturing in 2003 and purchased a less liquid medium term note issued by Merrill Lynch maturing in 2002 for an additional 30 basis points pickup in yield.

     The Portfolio was active in the asset backed sector as well, with purchases of securities collateralized by high quality credit card receivables, equipment loan receivables, automobile receivables and transportation equipment receivables. The Portfolio continues to find value in selected yankee, corporate and asset-backed sectors.

                          INTERMEDIATE GOVERNMENT BOND

     US Treasuries gave back some of their earlier year gains in the last quarter, as global investors gradually moved away from the comforting but ultimately expensive safety and liquidity of government securities. Despite two
 1/4 point easings by the Federal Reserve, (on the heels of another ease late in the third quarter),

Treasury yields moved up by 15-25 basis points. The fall in the price of government bonds mirrored their rise in earlier months, reflecting first the fear of global economic recession, and then the reversal of those fears. Volatility declined and much of the earlier yield curve inversion -- the relative rate situation where all longer maturity Treasury securities trade at a yield below the short-term Fed Funds Rate -- was reserved. The Portfolios' better performance in the quarter resulted from underweighting the poorly performing intermediate Treasury sector.

     Our view is that while domestic economic growth will cool off somewhat from the torrid pace of 1998, there is no recession in the near future. The Fed has finished easing for the interim, and government yields are more likely to drift higher. The portfolio remains positioned defensively, slightly short of target duration, with a bias toward higher-yielding government Agency securities.

                           GOVERNMENT/CORPORATE BOND

     The fourth quarter opened with the market for virtually all bonds (except US Treasuries) in a state of paralysis. A combination of hedge fund insolvency, and instability in emerging markets debt resulted in a flight from all risky assets and a draining of liquidity in the market. Corporate securities fell in price and new issuances in the capital markets grounded to a halt. Fortunately, several timely easings by the Federal Reserve slowly restored both liquidity and confidence to the capital markets. By year-end, conditions in the bond market gradually returned to stabilized.

     The incremental return by investors to riskier assets, and away from the safe-haven Treasuries resulted in somewhat better performance for corporate bonds, and for the Portfolio. Treasury yields rose and corporate spreads eased in by 30-40 basis points. However, some sectors, most notably securities from producers of petroleum products, continued to suffer. Oil prices, along with select other commodities, fell steadily, keeping inflation pressures subdued. Our view continues to be that the domestic economy will slow down early in the new year but a recession will be averted. Without a recession rates should continue to drift gradually higher. Corporate fundamentals remain strong, and the portfolio's overweighting in stronger investment grade corporate bonds should perform well.

                                HIGH YIELD BOND

     Fourth quarter returns reflected a partial recovery from the steep downturn during the third quarter. With the recovery of equity prices in mid-October, cash, as well as positive sentiment returned to the high yield market. The yield premium between high yield bonds and the reference ten-year treasury, finished the year 5.41%, roughly 100 basis points tighter from the trough in mid-October.

     Transaction activity was light during the period, principally reflecting the disposition of several energy credits: Denbury Management 9%; Dailey International 9 1/2%; and Rutherford Moran 10 3/4% were sold reflecting the outlook for continued low energy prices well into 1999. Purchases include Atlas Air 9 3/8%, a contract air freighter; BE Aerospace 9 1/2%, a manufacturer of cabin and galley components for Boeing and Airbus; and Fisher Scientific 9%, a leading manufacturer of laboratory scientific equipment. We continue to believe that an overweighting in B-rated issues is warranted for 1999, given our expectations that a moderate, non-inflationary growth rate will reward issues with greater credit than interest rate risk. However, we do expect to increase our BB weighting as an insurance policy against unforeseen shocks to the U.S. economy from overseas.

                                 BALANCED FUND

     There were no major company-specific concerns in the Portfolio, however, performance lagged the benchmark, primarily due to the equity holdings, which did not keep up with the supercharged S&P 500. Asset allocation was a modest positive, while bonds were a small negative.

     The Portfolio continued to focus on its restructuring theme, and also placed more emphasis on domestically oriented stocks. The best performing stocks were Tele-Communications (merger partner with

AT&T), Citigroup, Seagram's, Philips Electronics, Akzo Nobel, and Bell Atlantic. New stocks include Computer Associates, Dayton Hudson, Gannett, Monsanto, Northern Telecom and SBC Communications. Names eliminated from the portfolio included Case, Raytheon, and Unocal.

     Asset allocation is near benchmark levels. Slower economic growth and low inflation should prompt further rate reductions by the Fed. This should help underpin equity prices, even if earnings estimates weaken. With monetary and fiscal policy easing around the world, economic growth is expected to begin to improve next year. We believe this will help set the stage for more favorable performance from value-oriented issues.

                                 EQUITY INCOME

     The financial crisis, which threatened world economies and markets during the third quarter, has abated. Central banks around the world lowered interest rates and provided liquidity helping to avert financial meltdown. Stock markets stabilized in many areas and in the U.S. recovered sharply.

     Large cap growth stocks, especially technology, led the market rise. The Portfolio cannot own most technology names due to their lack of dividend yield. The Portfolio did, however, benefit from over-weighted holdings in telephones, healthcare, financials and some industrials like GE, Xerox, United Technologies, and Pitney Bowes.

     Now that the macro picture has stabilized, the market's focus will likely shift back to corporate earnings. Earnings problems will limit stocks upside, but low, and possibly declining interest rates will support the market. In this environment interest rate sensitive stocks and those which have unit growth should be favored. The strategy continues to emphasize financials, health care and telephones.

                                  EQUITY VALUE

     Driven by the Federal Reserve Bank's lowering of interest rates which sparked renewed optimism for technology, financial services and consumer staple stocks, the S&P 500 staged a dramatic recovery during the fourth quarter. The market retained its strong, large cap growth stock bias, with growth stocks continuing to significantly outperform value issues.

     Positive returns came from ten of eleven of the Portfolio's sectors, including financials (Banc One, Bank America, Chase Manhattan), technology (IBM, Motorola, Seagate) and capital goods (Corning, Allied Signal). However, relative underperformance is attributed to the Portfolio's underweighting of stocks in the top performing technology and communications service sectors (i.e. internet-related issues), as well as the impact to oil and gas stocks from the dramatic collapse of energy prices.

     While we anticipate continued, but more modest growth in the U.S. economy for 1999, we believe there are disappointments ahead for the market. Most holdings in the Portfolio are significantly undervalued compared to the market, giving strong upside potential and good defensive characteristics.

                                GROWTH & INCOME

     The Portfolio outperformed the S&P 500 Index for the quarter due to an overweight position in technology (the quarter's top-performing sector), and strong stock selection across consumer sectors, primarily retail stocks, supermarkets and drugstores.

     Among the top performing holdings were Costco and TJX, which both rose over 50%, Safeway and Walgreen. Technology holdings-AOL, Lucent Technologies, IBM, and Intel all posted impressive quarterly returns as well. Stock selection lagged in health care with mediocre returns among large cap drug stocks. Additionally, a slightly underweight position in the finance sector, which performed well in the fourth quarter, detracted slightly from relative returns.

     We remain generally constructive on the U.S. equity market over the coming months based on moderate -- but slowing -- economic growth and a lack of inflation. The Portfolio continues to emphasize companies with domestic exposure and high quality earnings growth within the retail, technology, and health care sectors. We are also focused on companies benefiting from merger activity and on those exposed to the U.S. consumer. We continue to underweight the energy and commodity cyclical companies due to a lack of earnings growth in those sectors. Overall, there were no major strategic changes to the portfolio during the quarter.

                                 EQUITY GROWTH

     Following a difficult third quarter and a horrendous first week, the US stock market exploded in the fourth quarter. The Portfolio benefited from an overweighted position in technology, communication services and consumer cyclicals. Stock selection was extremely positive during the quarter, especially in technology stocks, such as America Online, Cisco and Lucent Technologies.

     The Portfolio's overweight in drug companies, which was reduced over the quarter, was a negative. Dell Computers, a strong contributor for the full year, had a negative impact for the quarter. Monsanto, after the cancellation of the planned merger with American Home Products, detracted from performance as well. We have been, and continue to decrease exposure to health care. Additionally, the Portfolio sold its position in Schlumberger, while adding Costco and Carnival Cruise Lines

     Our outlook is one of cautious optimism for the market and positive expectations for our style. The lower interest rate environment and absence of inflation is clearly positive for stocks. Our caution is based on the unprecedented market performance over the last four years and the fact that most analyst estimates are still too high. We continue to believe that in difficult earnings environments, our focus on high quality growth stocks will be rewarded.

                                 SPECIAL EQUITY

     The market's performance in December was a fitting end to an eventful year. The Russell 2000 Index increased 6.2% during the month, capping off an incredible quarter. The market declined significantly in early October, only to rebound even more dramatically through the end of the year.

     The Portfolio benefited from technology holdings such as ISS Group, Legato Systems, Network Solutions, Vitesse and Mindspring. The Portfolio also had significant gains in several issues including Alpha Industries, Airborne Freight, Rational Software, and Houghton Mifflin, as well as Immunex, Best Buy, and Electronic Arts.

     The Portfolio was hurt by underperformance of micro-cap holdings, as well as other specific stocks, including Allied Capital, DT Industries, and Quorum Health.

     The Portfolio continues to find new ideas at attractive prices, like Coach USA, and TCA. Looking ahead, we are optimistic that the market will more fairly reward companies that are able to achieve analysts' earnings expectations. However, we believe many estimates are too high, setting up the probability of earnings disappointments and negative price reactions.

                               AGGRESSIVE EQUITY

     The fourth quarter and the past year were marked by wide swings in some sectors due to Asian fears, political turmoil, and the Internet frenzy. The Portfolio, however, continues to be positioned to take advantage of companies that exhibit consistent and stable earnings growth with positive earnings revisions. We continue to favor technology companies like American Online, Cisco Systems, Microsoft and Salectron. We also continue to favor pharmaceutical companies such as Pfizer, Warner Lambert and Bristol Myers. During the quarter we added Yahoo, Broadcom, American Power Conversion and Time Warner. The fourth quarter also saw the Portfolio grow in terms of positions. We continue to add smaller-cap issues when they meet our strict buy disciplines.

     The coming year will likely replay many of the same investment themes as 1998. Volatility will remain extreme, as well as the impact of global turmoil on earnings. The potential for slower economic growth may cause another round of earnings reductions. The key for 1999 is selectivity and consistent growth. The Portfolio's holdings will again consist of companies that can continue to grow their earnings in a slowing global economic environment.

                              INTERNATIONAL EQUITY

     The fourth quarter marked the return of liquidity to markets worldwide, fueled, in part, by a series of rate cuts by the central banks of North America, Europe, and Japan. Markets through much of the world (Japan being a notable exception) proceeded steadily upward to end the year near their respective all-time highs.

     The Portfolio benefited from stock selection in Europe, excluding France. Dutch holdings returned, on average, twice that of the local market, driven mainly by Heineken and ASM Lithography. Canadian holdings such as Northern Telecom, Toronto Dominion Bank, NewCourt Credit and Bombardier also added to returns.

     Technology holdings, one of the largest themes of the Portfolio, were notable contributors to performance. Top performing European holdings were Nokia, and Ericsson. In the Far East, Nidec Corp., Murata Manufacturing and Tokyo Electron also performed well.

     The gains made in Continental Europe were lessened by the underperformance of French holdings like Peugeot. While European equities may be richly valued on an absolute basis, they remain reasonably attractive relative to current very low interest rates. We are selectively optimistic about the prospects for European equities over the next twelve months. The market will be watching Japan's recovery effort closely. If and when sentiment can be turned around, Japanese equities have the potential for strong returns in 1999.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998

                                                            INTERMEDIATE   GOVERNMENT/
                                 MONEY           HIGH        GOVERNMENT     CORPORATE                        EQUITY
                                 MARKET      QUALITY BOND       BOND           BOND         BALANCED         INCOME
                              ------------   ------------   ------------   ------------   ------------   --------------
ASSETS:
Securities, at cost.........  $291,455,256   $218,423,433   $160,147,247   $568,228,309   $564,380,403   $1,046,958,229
                              ============   ============   ============   ============   ============   ==============
Securities, at market.......  $291,455,256   $220,275,776   $162,176,948   $581,288,864   $602,524,830   $1,440,120,327
Repurchase agreements, at
 value......................        35,626      5,174,191         48,075     15,053,135     52,031,701       10,000,000
Cash........................        52,594             --         36,786        166,961             --               --
Foreign currency holdings,
 at value (Cost $1,509).....            --             --             --             --             --               --
Receivable for securities
 sold.......................            --             --             --             --      1,000,472               --
Unrealized appreciation on
 foreign currency forward
 contracts..................            --             --             --             --             --               --
Interest receivable.........       991,405      2,370,293      1,337,433      7,255,777      2,752,934           21,115
Dividends receivable........            --             --             --             --        690,800        2,152,156
Receivable from securities
 lending....................            --             --          1,093         11,016         24,461           14,686
Reimbursement from
 advisor....................            --             --          2,366             --         14,531            1,087
                              ------------   ------------   ------------   ------------   ------------   --------------
         Total assets.......   292,534,881    227,820,260    163,602,701    603,775,753    659,039,729    1,452,309,371
                              ------------   ------------   ------------   ------------   ------------   --------------
LIABILITIES:
Due to custodian............            --             --             --             --             --        1,742,016
Deposit for securities
 loaned.....................            --             --      4,956,000     51,625,450    152,198,525       72,958,800
Payable for securities
 purchased..................            --        252,129             --             --        614,690        9,854,437
Unrealized depreciation on
 foreign currency forward
 contracts..................            --             --             --             --             --               --
Payable to advisor..........         8,581         12,209             --          2,904             --               --
Accrued expenses:
 Investment advisory fees...        62,883         67,571         48,312        161,217        190,083          509,854
 Custody fees...............         1,573          1,678          1,431         28,029         16,491           91,630
 Professional fees..........        18,802         19,158         18,327         14,185         15,921           19,993
 Reports to shareholders....         2,188          1,837            985          3,250          3,218            9,524
 Miscellaneous fees.........         3,101          2,544          3,179          5,188          5,062           15,621
                              ------------   ------------   ------------   ------------   ------------   --------------
         Total
           liabilities......        97,128        357,126      5,028,234     51,840,223    153,043,990       85,201,875
                              ------------   ------------   ------------   ------------   ------------   --------------
         NET ASSETS.........  $292,437,753   $227,463,134   $158,574,467   $551,935,530   $505,995,739   $1,367,107,496
                              ============   ============   ============   ============   ============   ==============
NET ASSETS CONSIST OF:
Paid-in capital.............  $292,437,753   $225,610,791   $156,544,766   $538,874,975   $467,851,312   $  973,945,398
 Net unrealized appreciation
   (depreciation) on
   securities...............            --      1,852,343      2,029,701     13,060,555     38,144,427      393,162,098
 Net unrealized
   (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies...............            --             --             --             --             --               --
                              ------------   ------------   ------------   ------------   ------------   --------------
         NET ASSETS.........  $292,437,753   $227,463,134   $158,574,467   $551,935,530   $505,995,739   $1,367,107,496
                              ============   ============   ============   ============   ============   ==============

                       See notes to financial statements.

         EQUITY        GROWTH &        EQUITY         SPECIAL       AGGRESSIVE    HIGH YIELD    INTERNATIONAL
         VALUE          INCOME         GROWTH          EQUITY         EQUITY         BOND          EQUITY
      ------------   ------------   ------------   --------------   -----------   -----------   -------------
      $411,379,305   $616,010,509   $553,903,521   $  786,618,459   $65,605,339   $84,563,520   $301,703,487
      ============   ============   ============   ==============   ===========   ===========   ============
      $403,406,217   $834,842,226   $748,256,160   $  965,524,970   $86,986,389   $80,325,567   $332,335,057
         6,424,243     25,297,869     12,491,405       79,890,695     2,690,628    12,476,687     13,027,333
                --             --             --           13,977            --            --             --
                --             --             --               --            --            --          1,517
         2,211,429      2,307,334      4,532,216       30,452,997       307,999            --        971,238
                --             --             --               --            --            --      1,139,417
             3,859         13,025         12,117           27,721         1,169     2,139,785         20,935
           868,142        393,161        449,652          479,610        15,603            --        411,079
             3,689         15,867         17,541           74,606         3,682            --         19,514
             8,375             --             --               --         5,407            --         11,094
      ------------   ------------   ------------   --------------   -----------   -----------   ------------
       412,925,954    862,869,482    765,759,091    1,076,464,576    90,010,877    94,942,039    347,937,184
      ------------   ------------   ------------   --------------   -----------   -----------   ------------
                --             --             --               --            --            --          1,020
        20,280,618     66,510,400     69,638,217      119,713,500     5,600,000            --     24,537,916
         2,545,466     24,665,668      7,283,069       31,993,225     2,978,314            --        463,847
                --             --             --               --            --            --      2,462,651
                --          7,850         11,051           28,586            --           210             --
           188,046        370,684        339,889          585,468        59,932        44,391        199,276
            24,496         23,510         15,509           28,250        19,298            --         17,232
            15,545         14,598         13,946           10,264        17,535        22,585         27,530
             1,974          3,155          3,453            6,838           353           440          1,641
            10,034          5,156          5,392            8,561         7,738         3,432          7,898
      ------------   ------------   ------------   --------------   -----------   -----------   ------------
        23,066,179     91,601,021     77,310,526      152,374,692     8,683,170        71,058     27,719,011
      ------------   ------------   ------------   --------------   -----------   -----------   ------------
      $389,859,775   $771,268,461   $688,448,565   $  924,089,884   $81,327,707   $94,870,981   $320,218,173
      ============   ============   ============   ==============   ===========   ===========   ============
      $397,832,863   $552,436,744   $494,095,926   $  745,183,373   $59,946,657   $99,108,934   $290,900,933
        (7,973,088)   218,831,717    194,352,639      178,906,511    21,381,050    (4,237,953)    30,631,570
                --             --             --               --            --            --     (1,314,330)
      ------------   ------------   ------------   --------------   -----------   -----------   ------------
      $389,859,775   $771,268,461   $688,448,565   $  924,089,884   $81,327,707   $94,870,981   $320,218,173
      ============   ============   ============   ==============   ===========   ===========   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                  INTERMEDIATE   GOVERNMENT/
                                        MONEY          HIGH        GOVERNMENT     CORPORATE                     EQUITY
                                       MARKET      QUALITY BOND       BOND          BOND        BALANCED        INCOME
                                     -----------   ------------   ------------   -----------   -----------   ------------
INVESTMENT INCOME:
  Interest income..................  $14,694,725   $13,534,621     $8,214,598    $29,191,734   $11,320,585   $  5,649,355
  Dividend income..................           --            --             --             --     5,675,747     29,504,261
  Less: withholding taxes..........           --            --             --             --       (11,547)       (83,610)
                                     -----------   -----------     ----------    -----------   -----------   ------------
         Total income..............   14,694,725    13,534,621      8,214,598     29,191,734    16,984,785     35,070,006
                                     -----------   -----------     ----------    -----------   -----------   ------------
EXPENSES:
  Investment advisory fees.........      654,703       753,726        491,360      1,606,383     2,065,391      5,830,442
  Custody fees.....................       63,928        54,999         38,361         93,890       107,347        245,286
  Professional fees................       21,470        21,901         20,391         24,964        24,799         33,248
  Reports to shareholders..........          846           649            417          1,480         1,272          3,365
  Miscellaneous fees...............        2,614         2,004          1,291          4,571         3,932         10,399
                                     -----------   -----------     ----------    -----------   -----------   ------------
         Total expenses............      743,561       833,279        551,820      1,731,288     2,202,741      6,122,740
Expenses reimbursed by the
  advisor..........................           --            --         (2,380)            --            --             --
                                     -----------   -----------     ----------    -----------   -----------   ------------
         Net expenses..............      743,561       833,279        549,440      1,731,288     2,202,741      6,122,740
                                     -----------   -----------     ----------    -----------   -----------   ------------
Net investment income (loss).......   13,951,164    12,701,342      7,665,158     27,460,446    14,782,044     28,947,266
                                     -----------   -----------     ----------    -----------   -----------   ------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON SECURITIES AND
  FOREIGN CURRENCIES:
  Net realized gains (losses) on
    securities.....................       (8,027)      414,827        855,222      4,853,795    20,266,279    110,650,921
  Net realized gains on foreign
    currency transactions..........           --            --             --             --            --             --
  Net change in unrealized
    appreciation (depreciation) on
    securities.....................           --       727,026        952,909      2,272,504    18,099,702     19,217,218
  Net change in unrealized
    appreciation on translation of
    assets and liabilities in
    foreign currencies.............           --            --             --             --            --             --
                                     -----------   -----------     ----------    -----------   -----------   ------------
Net realized and unrealized gains
  (losses) on securities and
  foreign currencies...............       (8,027)    1,141,853      1,808,131      7,126,299    38,365,981    129,868,139
                                     -----------   -----------     ----------    -----------   -----------   ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS........  $13,943,137   $13,843,195     $9,473,289    $34,586,745   $53,148,025   $158,815,405
                                     ===========   ===========     ==========    ===========   ===========   ============

                       See notes to financial statements.

       EQUITY        GROWTH &        EQUITY        SPECIAL     AGGRESSIVE    HIGH YIELD    INTERNATIONAL
       VALUE          INCOME         GROWTH        EQUITY        EQUITY         BOND          EQUITY
    ------------   ------------   ------------   -----------   -----------   -----------   -------------
    $    667,535   $  1,112,484   $    883,824   $ 3,389,226   $   123,935   $ 7,147,046    $   954,161
       6,956,444      3,919,762      3,707,378     4,330,519       211,894            --      4,680,770
              --         (1,354)       (11,581)      (34,991)           --            --       (403,645)
    ------------   ------------   ------------   -----------   -----------   -----------    -----------
       7,623,979      5,030,892      4,579,621     7,684,754       335,829     7,147,046      5,231,286
    ------------   ------------   ------------   -----------   -----------   -----------    -----------
       2,104,570      3,258,008      3,276,416     6,306,553       470,377       423,436      2,029,625
         110,700        114,302        102,034       236,687        46,197        45,179        319,417
          22,899         25,079         25,557        28,527        19,144        19,566         26,447
           1,008          1,530          1,400         1,923           137           248            732
           3,115          4,728          4,327         5,906           425           767          2,352
    ------------   ------------   ------------   -----------   -----------   -----------    -----------
       2,242,292      3,403,647      3,409,734     6,579,596       536,280       489,196      2,378,573
         (42,746)            --        (11,336)       (5,925)      (51,355)      (27,930)       (30,764)
    ------------   ------------   ------------   -----------   -----------   -----------    -----------
       2,199,546      3,403,647      3,398,398     6,573,671       484,925       461,266      2,347,809
    ------------   ------------   ------------   -----------   -----------   -----------    -----------
       5,424,433      1,627,245      1,181,223     1,111,083      (149,096)    6,685,780      2,883,477
    ------------   ------------   ------------   -----------   -----------   -----------    -----------
      44,679,908     19,534,576     61,370,721    17,684,596     1,181,993      (553,780)    10,177,768
              --             --             --            --            --            --        256,147
     (13,627,414)   150,077,114    115,672,317    31,347,149    19,387,276    (5,046,919)    16,727,273
              --             --             --            --            --            --     (2,957,713)
    ------------   ------------   ------------   -----------   -----------   -----------    -----------
      31,052,494    169,611,690    177,043,038    49,031,745    20,569,269    (5,600,699)    24,203,475
    ------------   ------------   ------------   -----------   -----------   -----------    -----------
    $ 36,476,927   $171,238,935   $178,224,261   $50,142,828   $20,420,173   $ 1,085,081    $27,086,952
    ============   ============   ============   ===========   ===========   ===========    ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                               INTERMEDIATE    GOVERNMENT/
                                                  MONEY            HIGH         GOVERNMENT      CORPORATE
                                                 MARKET        QUALITY BOND        BOND            BOND         BALANCED
                                             ---------------   -------------   -------------   ------------   -------------
FROM OPERATIONS:
  Net investment income (loss).............  $    13,951,164   $  12,701,342   $  7,665,158    $ 27,460,446   $  14,782,044
  Net realized gains (losses) on
    securities.............................           (8,027)        414,827        855,222       4,853,795      20,266,279
  Net realized gains on foreign currency
    transactions...........................               --              --             --              --              --
  Net change in unrealized appreciation
    (depreciation) on securities...........               --         727,026        952,909       2,272,504      18,099,702
  Net change in unrealized (depreciation)
    on translation of assets and
    liabilities in foreign currencies......               --              --             --              --              --
                                             ---------------   -------------   ------------    ------------   -------------
  Net increase in net assets resulting from
    operations.............................       13,943,137      13,843,195      9,473,289      34,586,745      53,148,025
                                             ---------------   -------------   ------------    ------------   -------------
FROM CAPITAL TRANSACTIONS:
  Proceeds from capital invested...........    1,190,514,074     102,204,372     87,113,056     251,884,825     182,220,839
  Value of capital withdrawn...............   (1,144,331,916)   (106,753,871)   (67,198,275)    (96,168,925)   (124,143,038)
                                             ---------------   -------------   ------------    ------------   -------------
Net increase (decrease) in net assets
  resulting from capital transactions......       46,182,158      (4,549,499)    19,914,781     155,715,900      58,077,801
                                             ---------------   -------------   ------------    ------------   -------------
Net increase in net assets.................       60,125,295       9,293,696     29,388,070     190,302,645     111,225,826
NET ASSETS:
  Beginning of year........................      232,312,458     218,169,438    129,186,397     361,632,885     394,769,913
                                             ---------------   -------------   ------------    ------------   -------------
  End of year..............................  $   292,437,753   $ 227,463,134   $158,574,467    $551,935,530   $ 505,995,739
                                             ===============   =============   ============    ============   =============

                       See notes to financial statements.

    EQUITY          EQUITY         GROWTH &         EQUITY          SPECIAL       AGGRESSIVE     HIGH YIELD    INTERNATIONAL
    INCOME           VALUE          INCOME          GROWTH          EQUITY          EQUITY          BOND          EQUITY
--------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
$   28,947,266   $   5,424,433   $   1,627,245   $   1,181,223   $   1,111,083   $   (149,096)  $  6,685,780   $   2,883,477
   110,650,921      44,679,908      19,534,576      61,370,721      17,684,596      1,181,993       (553,780)     10,177,768
            --              --              --              --              --             --             --         256,147
    19,217,218     (13,627,414)    150,077,114     115,672,317      31,347,149     19,387,276     (5,046,919)     16,727,273
            --              --              --              --              --             --             --      (2,957,713)
--------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
   158,815,405      36,476,927     171,238,935     178,224,261      50,142,828     20,420,173      1,085,081      27,086,952
--------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
   345,144,527     290,119,254     446,058,507     259,688,127     454,968,479     93,573,841     96,042,481     340,305,978
  (351,923,605)   (171,720,121)   (222,289,389)   (175,776,011)   (324,409,684)   (58,523,957)   (41,956,712)   (252,480,825)
--------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
    (6,779,078)    118,399,133     223,769,118      83,912,116     130,558,795     35,049,884     54,085,769      87,825,153
--------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
   152,036,327     154,876,060     395,008,053     262,136,377     180,701,623     55,470,057     55,170,850     114,912,105
 1,215,071,169     234,983,715     376,260,408     426,312,188     743,388,261     25,857,650     39,700,131     205,306,068
--------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
$1,367,107,496   $ 389,859,775   $ 771,268,461   $ 688,448,565   $ 924,089,884   $ 81,327,707   $ 94,870,981   $ 320,218,173
==============   =============   =============   =============   =============   ============   ============   =============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                              INTERMEDIATE    GOVERNMENT/
                                                   MONEY           HIGH        GOVERNMENT      CORPORATE
                                                  MARKET       QUALITY BOND       BOND           BOND          BALANCED
                                               -------------   ------------   ------------   -------------   ------------
FROM OPERATIONS:
  Net investment income (loss)...............  $  11,798,211   $ 12,355,613   $  5,479,071   $  21,747,233   $ 12,233,394
  Net realized gains (losses) on
    securities...............................         (8,941)    (2,349,712)        43,123         747,528     44,754,963
  Net realized gains on foreign currency
    transactions.............................             --             --             --              --             --
  Net change in unrealized appreciation
    (depreciation) on securities.............             --      1,093,124      1,403,813       5,790,454      1,725,897
  Net change in unrealized appreciation on
    translation of assets and liabilities in
    foreign currencies.......................             --             --             --              --             --
                                               -------------   ------------   ------------   -------------   ------------
  Net increase in net assets resulting from
    operations...............................     11,789,270     11,099,025      6,926,007      28,285,215     58,714,254
                                               -------------   ------------   ------------   -------------   ------------
FROM CAPITAL TRANSACTIONS:
  Proceeds from capital invested.............    902,776,832    102,876,345     68,807,286     123,824,256    170,812,434
  Value of capital withdrawn.................   (867,265,898)   (93,100,595)   (49,606,776)   (113,152,603)   (99,666,614)
                                               -------------   ------------   ------------   -------------   ------------
Net increase (decrease) in net assets
  resulting from capital transactions........     35,510,934      9,775,750     19,200,510      10,671,653     71,145,820
                                               -------------   ------------   ------------   -------------   ------------
Net increase in net assets...................     47,300,204     20,874,775     26,126,517      38,956,868    129,860,074
NET ASSETS:
  Beginning of year..........................    185,012,254    197,294,663    103,059,880     322,676,017    264,909,839
                                               -------------   ------------   ------------   -------------   ------------
  End of year................................  $ 232,312,458   $218,169,438   $129,186,397   $ 361,632,885   $394,769,913
                                               =============   ============   ============   =============   ============

                       See notes to financial statements.

          EQUITY          EQUITY        GROWTH &         EQUITY          SPECIAL       AGGRESSIVE     HIGH YIELD    INTERNATIONAL
          INCOME          VALUE          INCOME          GROWTH          EQUITY          EQUITY          BOND          EQUITY
      --------------   ------------   -------------   -------------   -------------   ------------   ------------   -------------
      $   24,964,071   $  2,275,636   $   1,812,221   $   1,684,585   $   2,573,992   $    (36,672)  $  2,857,257   $   1,748,854
         112,649,761     20,127,411      30,338,224      24,114,431      73,438,581     (1,923,753)       751,900       6,952,374
                  --             --              --              --              --             --             --       1,289,424
         145,312,803      4,086,494      46,717,933      64,960,988      69,900,579      1,758,315        436,636       1,832,462
                  --             --              --              --              --             --             --       1,293,392
      --------------   ------------   -------------   -------------   -------------   ------------   ------------   -------------
         282,926,635     26,489,541      78,868,378      90,760,004     145,913,152       (202,110)     4,045,793      13,116,506
      --------------   ------------   -------------   -------------   -------------   ------------   ------------   -------------
         342,318,881    252,043,859     227,268,676     218,548,740     300,462,601     45,019,873     34,940,563     149,002,914
        (366,995,016)   (72,583,198)   (137,489,072)   (182,124,242)   (210,251,735)   (34,439,243)   (14,658,911)   (104,998,249)
      --------------   ------------   -------------   -------------   -------------   ------------   ------------   -------------
         (24,676,135)   179,460,661      89,779,604      36,424,498      90,210,866     10,580,630     20,281,652      44,004,665
      --------------   ------------   -------------   -------------   -------------   ------------   ------------   -------------
         258,250,500    205,950,202     168,647,982     127,184,502     236,124,018     10,378,520     24,327,445      57,121,171
         956,820,669     29,033,513     207,612,426     299,127,686     507,264,243     15,479,130     15,372,686     148,184,897
      --------------   ------------   -------------   -------------   -------------   ------------   ------------   -------------
      $1,215,071,169   $234,983,715   $ 376,260,408   $ 426,312,188   $ 743,388,261   $ 25,857,650   $ 39,700,131   $ 205,306,068
      ==============   ============   =============   =============   =============   ============   ============   =============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 73.87%
$ 2,400,000   American Crystal Sugar Company,
                5.60%, 01/29/99..............  $  2,389,547
  5,800,000   Ameritech, 5.50%, 01/22/99.....     5,781,392
  4,000,000   Avco Financial Services, Inc.,
                5.35%, 03/15/99..............     3,956,605
  2,000,000   Avco Financial Services, Inc.,
                5.40%, 02/08/99..............     1,988,600
  4,000,000   Avco Financial Services, Inc.,
                5.30%, 03/01/99..............     3,965,256
  1,400,000   CIT Group Holdings, Inc.,
                5.33%, 01/26/99..............     1,394,818
  6,300,000   CIT Group Holdings, Inc.,
                5.33%, 01/28/99..............     6,274,816
  3,500,000   Coca-Cola Enterprises, Inc.,
                5.18%, 02/16/99..............     3,476,834
  4,000,000   Coca-Cola Enterprises, Inc.,
                5.22%, 02/02/99..............     3,981,440
  2,400,000   Coca-Cola Enterprises, Inc.,
                5.07%, 02/02/99..............     2,389,184
 10,000,000   Commercial Credit Company,
                5.17%, 01/26/99..............     9,964,097
  2,000,000   Conagra, Inc., 5.80%,
                01/08/99.....................     1,997,744
  7,500,000   Edison Funding, 5.38%,
                01/08/99.....................     7,492,154
  4,100,000   Edison Funding, 5.38%,
                01/08/99.....................     4,095,711
  2,700,000   Enterprise Funding Corp.,
                5.73%, 01/14/99..............     2,694,413
  3,100,000   Enterprise Funding Corp.,
                5.42%, 01/15/99..............     3,093,466
  2,000,000   Enterprise Funding Corp.,
                5.43%, 01/20/99..............     1,994,268
  6,400,000   Enterprise Funding Corp.,
                5.35%, 01/20/99..............     6,381,929
  3,500,000   Ford Motor Credit Corp., 5.17%,
                01/22/99.....................     3,489,445
  3,000,000   Ford Motor Credit Corp., 5.17%,
                03/03/99.....................     2,973,719
  8,000,000   Ford Motor Credit Corp., 5.35%,
                01/07/99.....................     7,992,867
  6,000,000   General Electric Capital Corp.,
                5.33%, 01/13/99..............     5,989,340
  2,250,000   General Electric Capital Corp.,
                5.17%, 01/15/99..............     2,245,476
  3,000,000   General Motors Acceptance
                Corp., 5.30%, 01/12/99.......     2,995,142
  1,400,000   General Motors Acceptance
                Corp., 5.04%, 01/04/99.......     1,399,412
  6,900,000   Heller Financial Inc., 5.52%,
                01/21/99.....................     6,878,840
  4,200,000   Heller Financial Inc., 5.52%,
                01/25/99.....................     4,184,544

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER (CONTINUED)
$ 3,400,000   Heller Financial Inc., 4.75%,
                02/03/99.....................  $  3,385,196
  5,000,000   Household International Corp.,
                5.15%, 01/12/99..............     4,992,132
  8,000,000   Household International Corp.,
                5.35%, 01/14/99..............     7,984,545
  2,000,000   Houston Industries Finance
                Company, 6.05%, 01/06/99.....     1,998,319
  2,400,000   John Hancock Mutual Life
                Insurance, 5.40%, 01/29/99...     2,389,920
  1,400,000   Lehman Brothers Holdings Inc.,
                5.60%, 01/29/99..............     1,393,902
  8,450,000   Lucent Technologies, 5.15%,
                01/25/99.....................     8,420,988
  3,000,000   Merrill Lynch and Company,
                Inc., 5.19%, 01/26/99........     2,989,188
  1,400,000   Merrill Lynch and Company,
                Inc., 5.27%, 01/27/99........     1,394,671
 10,000,000   Merrill Lynch and Company,
                Inc., 5.20%, 01/28/99........     9,961,000
  1,900,000   Norfolk Southern Corporation,
                6.15%, 01/04/99..............     1,899,026
 10,900,000   Paccar Financial Group, 5.40%,
                01/04/99.....................    10,895,095
  4,000,000   Panasonic Finance Inc., 5.13%,
                01/26/99.....................     3,985,750
  7,500,000   Prudential Funding Corp.,
                5.34%, 01/15/99..............     7,484,425
  3,000,000   Republic New York Corp., 5.02%,
                03/01/99.....................     2,975,318
  6,000,000   Sanwa Business Credit, 5.45%,
                01/21/99.....................     5,981,833
  3,600,000   Sanwa Business Credit, 5.45%,
                01/22/99.....................     3,588,555
  4,400,000   Sears Roebuck Acceptance Corp.,
                5.33%, 01/15/99..............     4,390,880
  7,300,000   Sears Roebuck Acceptance Corp.,
                5.16%, 01/28/99..............     7,271,749
  2,000,000   Sony Corp., 5.38%, 01/20/99....     1,994,321
  2,500,000   Textron Inc., 6.10%,
                01/06/99.....................     2,497,882
6,000,000..   Transamerica Finance Corp.,
                5.37%, 01/11/99..............     5,991,050
700,000....   Transamerica Finance Corp.,
                5.10%, 02/25/99..............       694,546
                                               ------------
              TOTAL COMMERCIAL PAPER
              (Cost $216,021,350)............   216,021,350
                                               ------------

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                               DECEMBER 31, 1998

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES -- 2.77%
              FEDERAL HOME LOAN BANK -- 2.74%
$ 8,000,000   5.00%, 10/27/99................  $  8,000,000
              FEDERAL HOME LOAN MORTGAGE
              CORP. -- 0.03%
    100,000   5.00%, 02/03/99................        99,542
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost $8,099,542)...     8,099,542
                                               ------------
              CERTIFICATES OF DEPOSIT -- 12.48%
  7,300,000   Canadian Imperial Bank, 5.74%,
                05/07/99.....................     7,300,000
  9,200,000   Mellon Bank Corp., 5.50%,
                01/06/99.....................     9,200,000
 10,000,000   Toronto-Dominion Bank, 5.67%,
                07/26/99.....................     9,998,364
 10,000,000   Union Bancal Corp., 5.50%,
                01/20/99.....................    10,000,000
                                               ------------
              TOTAL CERTIFICATES OF DEPOSIT
              (Cost $36,498,364).............    36,498,364
                                               ------------
              SHORT-TERM CORPORATE NOTES -- 10.55%
  2,700,000   Banc One, Floating Rate, 5.54%,
                01/07/99+....................     2,700,000
  5,136,000   Capital One Funding Corp.,
                Floating Rate, 5.54%,
                01/07/99+....................     5,136,000
  9,000,000   Goldman Sachs Group, 5.34%,
                08/13/99.....................     9,000,000
  9,000,000   Lehman Syndicated Loan Fund,
                6.04%, 01/15/99..............     9,000,000
  5,000,000   Asset Backed Securities
                Investment Trust, Variable
                Rate, 5.54%,
                08/15/99++...................     5,000,000
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT-TERM CORPORATE NOTES (CONTINUED)
              TOTAL SHORT-TERM CORPORATE
              NOTES (Cost $30,836,000).......  $ 30,836,000
                                               ------------
              TOTAL SECURITIES (Cost
              $291,455,256)..................   291,455,256
                                               ------------
              REPURCHASE AGREEMENT -- 0.01%
$    35,626   With Investors Bank & Trust,
                dated 12/31/98, 4.25%, due
                01/04/99, repurchase proceeds
                at maturity $35,643,
                (Collateralized by Fannie
                Mae, 5.76%, due 01/25/08 with
                a value of $37,785) (Cost
                $35,626).....................        35,626
                                               ------------
              Total Investments -- 99.68%
              (Cost $291,490,882)............   291,490,882
              Other assets less
              liabilities -- 0.32%...........       946,871
                                               ------------
              NET ASSETS -- 100.00%..........  $292,437,753
                                               ============
The aggregate cost of investments for federal income tax
purposes at December 31, 1998, is $291,490,882.

---------------
 + This interest rate is subject to change weekly based on the greater of the 30 day or 90 day Federal composite rate. The rate shown was in effect as of December 31, 1998.
++ This interest rate is subject to change monthly based on the London Interbank
   Offered Rate ("LIBOR"). The rate shown was in effect at December 31, 1998.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 86.66%
              BANKS -- 9.32%
$ 8,000,000   First Omni Bank, Series 96-A,
                6.65%, 09/15/03..............  $  8,235,360
  3,750,000   First Union Corp., 8.00%,
                11/15/02.....................     4,047,521
  1,000,000   Midland Bank PLC, 8.625% due
                12/15/04.....................     1,140,393
  4,000,000   Norwest Corp., 6.75%,
                05/12/00.....................     4,064,340
  3,686,232   Union Acceptance Corp., 6.40%,
                10/10/02.....................     3,705,216
                                               ------------
              TOTAL BANKS....................    21,192,830
                                               ------------
              BROKERAGE -- 8.69%
  5,500,000   Bear Stearns & Company, 6.50%,
                06/15/00.....................     5,557,926
  1,000,000   Lehman Brothers Holdings Inc.,
                Medium-Term Note, 6.05%,
                04/28/00.....................       997,046
  5,000,000   Lehman Brothers Holdings Inc.,
                6.00%, 02/26/01..............     4,963,520
  5,000,000   Merrill Lynch & Company,
                Medium-Term Note, 5.75%,
                11/04/02.....................     5,010,500
  3,000,000   Morgan Stanley Dean Witter,
                8.875%, 10/15/01.............     3,242,673
                                               ------------
              TOTAL BROKERAGE................    19,771,665
                                               ------------
              FINANCE -- 30.56%
  2,000,000   Associates Corp. of N.A.,
                6.15%, 01/13/03..............     2,044,874
  3,170,000   Associates Corp. of N.A.,
                6.01%, 02/07/03..............     3,225,786
  4,000,000   Associates Corp. of N.A.,
                6.00%, 04/15/03..............     4,062,804
  5,000,000   CIT Group Holdings, 6.125%,
                11/15/99.....................     5,027,615
  2,030,181   Copelco Capital Funding Corp.,
                6.34%, 07/20/04..............     2,042,565
  5,000,000   Florida Windstorm Underwriting,
                6.50%, 08/25/02..............     5,096,430
  7,000,000   Ford Motor Credit Corp., 7.00%,
                09/25/01.....................     7,272,909
  3,000,000   General Motors Acceptance
                Corp., 5.21%, 02/25/00.......     3,020,499
  5,250,000   General Motors Acceptance
                Corp., 9.375%, 04/01/00......     5,498,987

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FINANCE (CONTINUED)
$ 6,500,000   Household Finance Company,
                Medium-Term Note, 7.15%,
                06/15/00.....................  $  6,643,253
  5,000,000   International Lease Finance,
                7.05%, 05/01/01..............     5,141,595
  7,500,000   John Deere Capital, 5.75%,
                08/07/00.....................     7,505,363
    368,244   Navistar Finance, 6.55%,
                11/20/01.....................       368,539
  8,000,000   Travelers Group, Inc., 7.25%,
                05/01/01.....................     8,272,264
  2,024,560   Textron Financial Corp., 6.05%,
                03/15/09.....................     2,031,767
  2,003,897   Travelers Mortgage, 12.00%,
                03/01/14.....................     2,261,298
                                               ------------
              TOTAL FINANCE..................    69,516,548
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 4.05%
  2,452,637   Banc One Auto Grantor Trust,
                6.27%, 11/20/03..............     2,480,278
  5,905,898   Banc One Auto Grantor Trust,
                6.29%, 07/20/04..............     5,978,304
    747,641   Western Finance Grantor Trust,
                5.875%, 03/01/02.............       751,042
                                               ------------
              TOTAL PRIVATE ASSET BACKED:
                BANKS........................     9,209,624
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 7.53%
  3,900,000   Dayton Hudson Credit Card
                Master Trust, Series 97-1A,
                6.25%, 08/25/05..............     4,015,284
  2,083,333   Discover Card Master Trust I,
                Series 93-2A, 5.40%,
                11/16/01.....................     2,084,625
  4,000,000   Discover Card Master Trust I,
                Series 98-6A, 5.85%,
                01/17/06.....................     4,047,960
    287,500   MBNA Master Credit Card, 5.40%,
                09/15/00.....................       287,003
  5,000,000   Sears Credit Account Master
                Trust, Series 96-1A, 6.20%,
                02/16/06.....................     5,097,100
  1,500,000   Sears Credit Account Master
                Trust, 7.00%, 07/16/08.......     1,589,508
                                               ------------
              TOTAL PRIVATE ASSET BACKED:
              CREDIT CARDS...................    17,121,480
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 1998

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              PRIVATE ASSET BACKED: FINANCE -- 4.19%
$ 1,683,539   Chase Manhattan Grantor Trust,
                6.61%, 09/15/02..............  $  1,704,280
  4,045,779   Navistar Financial Corp., Owner
                Trust, Series 98-A, Class A,
                5.94%, 11/15/04..............     4,082,191
    654,057   Pemex Exp Grantor Trust, 7.66%,
                08/15/01.....................       680,867
  3,040,849   USAA Auto Loan Grantor Trust,
                6.00%, 05/15/04..............     3,059,946
                                               ------------
              TOTAL PRIVATE ASSET BACKED:
              FINANCE........................     9,527,284
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 3.91%
  4,089,484   New York City Tax Lien Trust,
                Series 98-1C, 6.12%,
                07/25/06.....................     4,095,873
  4,500,000   Midstate Trust, Series 2-A4,
                9.625%, 04/01/03.............     4,791,470
                                               ------------
              TOTAL PRIVATE ASSET BACKED:
              OTHER..........................     8,887,343
                                               ------------
              PRIVATE ASSET BACKED: PHARMACEUTICALS --1.53%
  3,137,891   Upjohn Company, 9.79%,
                02/01/04.....................     3,479,419
                                               ------------
              PRIVATE ASSET BACKED: RECEIVABLES -- 15.94%
  5,120,000   Capital Equipment Receivable
                Trust, Series 96-1, 6.28%,
                06/15/00.....................     5,146,317
    821,176   Chevy Chase Auto Receivable
                Trust, 6.00%, 12/15/01.......       822,638
  1,358,712   Chevy Chase Auto Receivable
                Trust, 6.60%, 12/15/02.......     1,373,984
  8,000,000   Compass Auto Receivables Trust,
                Series 1998-A3, 5.90%,
                05/15/04.....................     8,087,520
  3,000,000   EAB Lease Receivables Trust,
                5.66%, 09/15/02..............     3,011,250
  2,355,780   First Sierra Receivables II,
                6.85%, 02/10/03..............     2,395,027
    964,019   Heller Equipment Asset
                Receivables Trust, Series
                1997-1, Class A2, 6.39%,
                05/25/05.....................       971,943
    156,316   IBM Credit Receivable Lease
                Asset Master Trust, Series
                93-1A, 4.55%, 11/15/00.......       156,210
     56,131   IBM Credit Receivable Lease
                Asset Master Trust, 6.55%,
                07/16/01.....................        56,165

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              PRIVATE ASSET BACKED: RECEIVABLES (CONTINUED)
$ 8,250,000   Newcourt Receivables Asset
                Trust, Series 1997-1, Class
                A4, 6.193%, 05/20/05.........  $  8,386,455
  5,000,000   Textron Financial Corp.
                Receivable Trust, Series
                1998-A, 5.89%, 01/15/05......     5,054,688
    788,597   Toyota Auto Receivable Trust,
                Series 96-AA, 6.30%,
                07/20/01.....................       791,191
                                               ------------
              TOTAL PRIVATE ASSET BACKED:
              RECEIVABLES....................    36,253,388
                                               ------------
              REAL ESTATE -- 0.94%
    552,087   GE Home Equity Loan, Series
                91-1A, 7.20%, 09/15/11.......       550,961
    659,185   Merrill Lynch Mortgage
                Investors, Inc., 10.10%,
                11/15/07.....................       660,497
    502,057   Merrill Lynch Mortgage
                Investors, Inc., 10.35%,
                05/15/09.....................       534,062
    314,715   Merrill Lynch Mortgage
                Investors, Inc., 9.40%,
                09/15/09.....................       333,223
     73,113   Merrill Lynch Mortgage
                Investors, Inc., Series
                91-DA, 9.00%, 07/15/11.......        72,969
                                               ------------
              TOTAL REAL ESTATE..............     2,151,712
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $195,371,080)............   197,111,293
                                               ------------
              US TREASURY NOTES -- 4.44%
  6,000,000   5.50%, 02/29/00................     6,056,250
  4,000,000   5.375%, 06/30/00...............     4,041,252
                                               ------------
              TOTAL US TREASURY NOTES (Cost
              $9,998,117)....................    10,097,502
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 2.19%
              FANNIE MAE -- 0.06%
     19,878   PL# 6346, 6.75%, 02/01/03......        20,039
    117,073   PL# 137455, 7.00%, 04/01/04....       116,976
                                               ------------
              TOTAL FANNIE MAE...............       137,015
                                               ------------
              FREDDIE MAC -- 0.93%
  1,004,541   PL# 850082, 9.00%, 10/01/05....     1,042,269
    150,099   REMIC, Series MH-1, 10.15%,
                04/15/06.....................       150,336
    572,264   PL# D0677, 7.50%, 03/01/08.....       584,441
      2,844   PL# 273991, 6.50%, 03/01/13....         2,858
    323,194   PL# 306816, 7.00%, 01/01/18....       327,712
                                               ------------
              TOTAL FREDDIE MAC..............     2,107,616
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 1998

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              RESOLUTION TRUST CORP. -- 1.20%
$ 1,832,069   Resolution Trust Corp., 7.94%,
                08/25/21.....................  $  1,825,455
    904,862   Resolution Trust Corp., 6.74%,
                07/25/27.....................       902,075
                                               ------------
              TOTAL RESOLUTION TRUST CORP....     2,727,530
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost $5,025,913)...     4,972,161
                                               ------------
              FOREIGN GOVERNMENT OBLIGATION -- 2.25%
  5,000,000   Hydro Quebec, 6.36%, 01/15/02
                (Cost $5,055,868)............     5,122,365
                                               ------------
              COMMERCIAL PAPER -- 1.30%
  2,979,000   Banque Generale Du Luxembourg,
                5.65%, 01/15/99 (Cost
                $2,972,455)..................     2,972,455
                                               ------------
              TOTAL SECURITIES (Cost
              $218,423,433)..................   220,275,776
                                               ------------
              REPURCHASE AGREEMENT -- 2.27%
  5,174,191   With Investors Bank & Trust,
                dated 12/31/98, 4.25%, due
                01/04/99, repurchase proceeds
                at maturity $5,176,634
                (Collateralized by various
                Freddie Mac Adjustable Rate
                Mortgages, 7.40%-7.86%, due
                03/01/24 to 07/01/26 with a
                total value of $5,433,139)
                (Cost $5,174,191)............     5,174,191
                                               ------------
              Total Investments -- 99.11%
              (Cost $223,597,624)............   225,449,967
                                               ------------
              Other assets less
              liabilities -- 0.89%...........     2,013,167
                                               ------------
              NET ASSETS -- 100.00%..........  $227,463,134
                                               ============

The aggregate cost of investments for federal income tax purposes at December 31, 1998, is $223,597,624.

The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation.........  $  2,092,898
    Gross unrealized depreciation.........      (240,555)
                                            ------------
    Net unrealized appreciation...........  $  1,852,343
                                            ============

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998

 PRINCIPAL                                                                VALUE
 ---------                                                             ------------
                US TREASURY NOTES -- 21.13%
$ 3,000,000     6.375%, 05/15/99(a)...............................     $  3,017,814
  5,000,000     6.00%, 08/15/99...................................        5,040,625
  7,000,000     7.75%, 12/31/99...................................        7,210,000
  2,500,000     8.875%, 05/15/00..................................        2,637,500
 10,000,000     6.25%, 01/31/02...................................       10,440,630
  5,000,000     5.625%, 12/31/02(a)...............................        5,164,065
                                                                       ------------
                TOTAL US TREASURY NOTES
                (Cost $33,146,585)................................       33,510,634
                                                                       ------------
                US GOVERNMENT AGENCY SECURITIES -- 58.35%
                FANNIE MAE -- 6.54%
  2,000,000     CMO, Series 94-75, 7.00%, 01/25/03................        2,016,832
  3,000,000     6.44%, 06/21/05...................................        3,201,210
  5,000,000     Series 96-M7, Class B, 6.84%, 06/17/11............        5,160,350
                                                                       ------------
                TOTAL FANNIE MAE..................................       10,378,392
                                                                       ------------
                FEDERAL HOME LOAN BANK -- 4.61%
  5,000,000     7.39%, 08/22/01...................................        5,284,380
  2,000,000     5.50%, 01/21/03...................................        2,020,702
                                                                       ------------
                TOTAL FEDERAL HOME LOAN BANK......................        7,305,082
                                                                       ------------
                FREDDIE MAC -- 6.41%
  3,000,000     CMO, Series 1574, 6.50%, 02/15/21.................        3,053,901
  5,300,000     CMO, Series 1500, 7.00%, 06/15/22.................        5,445,315
    726,176     CMO, Series 31, Floating Rate, 6.025%, 08/25/23...          726,483
    932,091     CMO, Series 1710, Floating Rate, 6.062%,
                  02/15/24........................................          932,468
                                                                       ------------
                TOTAL FREDDIE MAC.................................       10,158,167
                                                                       ------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 24.28%
      5,231     PL# 209631, 7.50%, 04/15/02.......................            5,409
     18,343     PL# 328000, 7.50%, 06/15/07.......................           18,968
      8,601     PL# 328084, 7.50%, 07/15/07.......................            8,894
     10,958     PL# 335542, 7.50%, 08/15/07.......................           11,331
    128,343     PL# 335995, 7.50%, 08/15/07.......................          132,714
     70,773     PL# 322072, 7.50%, 08/15/07.......................           73,184
    265,169     PL# 323189, 7.50%, 08/15/07.......................          274,201
    200,578     PL# 328188, 7.50%, 08/15/07.......................          207,410
    255,673     PL# 328192, 7.50%, 08/15/07.......................          264,382
     80,265     PL# 328200, 7.50%, 08/15/07.......................           83,000
    313,209     PL# 329060, 7.50%, 08/15/07.......................          323,878
    301,329     PL# 332267, 7.50%, 08/15/07.......................          311,593

 PRINCIPAL                                                                VALUE
 ---------                                                             ------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    56,716     PL# 333320, 7.50%, 09/15/07.......................     $     58,648
    208,169     PL# 333709, 7.50%, 09/15/07.......................          215,259
    268,696     PL# 332704, 7.50%, 09/15/07.......................          277,848
    310,954     PL# 297619, 7.50%, 09/15/07.......................          321,546
    167,405     PL# 369749, 6.50%, 09/15/08.......................          170,334
    232,574     PL# 345975, 6.50%, 10/15/08.......................          236,644
    562,335     PL# 374726, 6.50%, 10/15/08.......................          572,176
    214,347     PL# 345973, 6.50%, 11/15/08.......................          218,098
    118,922     PL# 363874, 6.50%, 11/15/08.......................          121,003
    425,407     PL# 370448, 6.50%, 11/15/08.......................          432,852
    592,315     PL# 371094, 6.50%, 11/15/08.......................          602,681
    300,527     PL# 366531, 6.50%, 11/15/08.......................          305,787
  4,034,164     CMO, Series 97-2, 7.00%, 06/20/19.................        4,048,687
  4,404,677     PL# 2483, 7.00%, 09/20/27.........................        4,474,879
 14,512,446     PL# 2631, 7.00%, 08/20/28.........................       14,743,746
  9,834,697     PL# 2645, 7.00%, 09/20/28.........................        9,991,442
                                                                       ------------
                TOTAL GOVERNMENT NATIONAL
                MORTGAGE ASSOCIATION..............................       38,506,594
                                                                       ------------
                US TREASURY INFLATION INDEX -- 6.41%
 10,000,000     3.625%, 07/15/02..................................       10,168,905
                                                                       ------------
                HOUSING AND URBAN DEVELOPMENT -- 3.26%
  5,000,000     6.23%, 08/01/02...................................        5,171,195
                                                                       ------------
                TENNESSEE VALLEY AUTHORITY -- 3.57%
  2,500,000     6.375%, 06/15/05..................................        2,654,742
  3,000,000     5.375%, 11/13/08..................................        3,011,370
                                                                       ------------
                TOTAL TENNESSEE VALLEY AUTHORITY..................        5,666,112
                                                                       ------------
                US GOVERNMENT GUARANTEED BOND -- 3.27%
  5,000,000     6.12%, 04/01/08...................................        5,185,000
                                                                       ------------
                TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost $90,873,795).....................       92,539,447
                                                                       ------------
                SHORT TERM US GOVERNMENT AGENCY SECURITIES -- 19.66%
                FANNIE MAE -- 7.28%
    400,000     5.05%, 01/14/99...................................          399,271
  1,700,000     5.07%, 01/15/99...................................        1,696,648
  4,500,000     4.72%, 01/21/99...................................        4,488,200
    100,000     5.02%, 02/05/99...................................           99,512
    500,000     5.00%, 02/10/99...................................          497,222
  1,000,000     4.87%, 02/19/99...................................          993,371
  3,400,000     4.75%, 03/23/99...................................        3,363,663
                                                                       ------------
                TOTAL FANNIE MAE..................................       11,537,887
                                                                       ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 1998

 PRINCIPAL                                                                VALUE
 ---------                                                             ------------
                SHORT TERM US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FEDERAL HOME LOAN BANK -- 0.38%
$   600,000     5.03%, 01/08/99...................................     $    599,413
                                                                       ------------
                FREDDIE MAC -- 12.00%
    300,000     4.91%, 01/08/99...................................          299,714
    100,000     5.06%, 01/08/99...................................           99,902
  1,700,000     5.10%, 01/13/99...................................        1,697,110
    100,000     5.09%, 01/14/99...................................           99,816
  1,400,000     5.14%, 01/14/99...................................        1,397,401
    400,000     4.93%, 01/15/99...................................          399,233
    400,000     4.88%, 01/19/99...................................          399,024
    300,000     5.04%, 01/20/99...................................          299,202
  3,600,000     5.05%, 01/20/99...................................        3,590,405
  1,900,000     5.08%, 01/20/99...................................        1,894,906
  6,000,000     5.07%, 01/29/99...................................        5,976,340
    300,000     5.00%, 02/03/99...................................          298,625
    200,000     5.04%, 02/12/99...................................          198,824
  1,200,000     4.99%, 02/17/99...................................        1,192,182
  1,000,000     4.99%, 02/22/99...................................          992,792
    200,000     4.91%, 03/12/99...................................          198,091
                                                                       ------------
                TOTAL FREDDIE MAC.................................       19,033,567
                                                                       ------------
                TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $31,170,867)................................       31,170,867
                                                                       ------------

  SHARES
-----------
                REGULATED INVESTMENT COMPANIES -- 2.20%
  2,000,000     Janus Money Market Fund(b)........................        2,000,000
  1,488,680     Merrimac Cash Fund - Premium Class(b).............        1,488,680
                                                                       ------------
                TOTAL REGULATED INVESTMENT
                COMPANIES (Cost $3,488,680).......................        3,488,680
                                                                       ------------

 PRINCIPAL                                                                VALUE
 ---------                                                             ------------
                TIME DEPOSITS -- 0.93%
$   197,048     American Express Centurion Bank, 5.33%,
                  02/08/99(b).....................................     $    197,048
  1,015,585     BankBoston, N.A., 5.63%, 04/30/99(b)..............        1,015,585
     97,048     Bank of Montreal, 5.25%, 01/29/99(b)..............           97,048
    157,639     Toronto Dominion, 5.125%, 03/17/99(b).............          157,639
                                                                       ------------
                TOTAL TIME DEPOSITS
                (Cost $1,467,320).................................        1,467,320
                                                                       ------------
                TOTAL SECURITIES
                (Cost $160,147,247)...............................      162,176,948
                                                                       ------------
                REPURCHASE AGREEMENT -- 0.03%
     48,075     With Investors Bank & Trust, dated 12/31/98,
                  4.25%, due 01/04/99, repurchase proceeds at
                  maturity $48,097 (Collateralized by Freddie Mac,
                  Adjustable Rate Mortgage, 7.354%, due 09/01/18,
                  with a value of $50,491) (Cost $48,075).........           48,075
                Total Investments -- 102.30% (Cost
                $160,195,322).....................................      162,225,023
                Other assets less liabilities -- (2.30)%..........       (3,650,556)
                                                                       ------------
                NET ASSETS -- 100.00%.............................     $158,574,467
                                                                       ============
The aggregate cost of securities for federal income tax purposes at December 31,
1998, is $160,195,322.
The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation..........  $  2,089,370
    Gross unrealized depreciation..........       (59,669)
                                             ------------
    Net unrealized appreciation............  $  2,029,701
                                             ============

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.

                       See notes to financial statements.

                      GOVERNMENT/CORPORATE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY NOTES & BONDS -- 9.25%
              US TREASURY NOTES -- 6.12%
$26,000,000   6.25%, 01/31/02(a).............  $ 27,145,638
  6,000,000   6.50%, 10/15/06(a).............     6,660,000
                                               ------------
              TOTAL US TREASURY NOTES........    33,805,638
                                               ------------
              US TREASURY BONDS -- 3.13%
 15,000,000   6.375%, 08/15/27(a)............    17,250,000
                                               ------------
              TOTAL US TREASURY NOTES & BONDS
              (Cost $50,760,904).............    51,055,638
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 21.85%
              FEDERAL HOME LOAN BANK -- 1.00%
  5,000,000   6.64%, 12/13/16................     5,522,315
                                               ------------
              FANNIE MAE -- 0.02%
     96,696   7.00%, 12/01/25................        98,569
                                               ------------
              FREDDIE MAC -- 3.14%
  2,107,848   Series 1377, Floating Rate,
                6.0625%, 09/15/07............     2,122,308
  5,000,000   Series 1666, Class E, 6.00%,
                12/15/19.....................     5,036,165
  2,178,528   Series 31, Floating Rate,
                6.025%, 08/25/23.............     2,179,450
  2,957,286   Series 1710, Floating Rate,
                6.0625%, 02/15/24............     2,958,481
  5,000,000   Series 2068, 6.50%, 03/15/26...     5,057,140
                                               ------------
              TOTAL FREDDIE MAC..............    17,353,544
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 8.80%
    755,038   PL# 413611, 7.00%, 01/15/26....       772,260
    877,133   PL# 292340, 7.00%, 02/15/26....       897,141
    698,556   PL# 373637, 7.00%, 03/15/26....       714,490
    866,753   PL# 373622, 7.00%, 03/15/26....       886,524
    914,435   PL# 428420, 7.00%, 04/15/26....       935,293
 38,699,857   PL# 2631, 7.00%, 08/20/28......    39,316,656
  4,917,348   PL# 2645, 7.00%, 09/20/28......     4,995,721
                                               ------------
              TOTAL GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION...........    48,518,085
                                               ------------
              US TREASURY INFLATION INDEX -- 4.73%
  1,000,000   3.625%, 04/15/28...............       987,909
 10,000,000   3.625%, 07/15/02...............    10,168,900
 15,000,000   3.375%, 01/15/07(a)............    14,962,785
                                               ------------
              TOTAL US TREASURY INFLATION
              INDEX..........................    26,119,594
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              STUDENT LOAN MARKETING ASSOCIATION -- 0.89%
$ 5,000,000   Series 1996-2 A2, Floating
                Rate, 5.4623%, 07/25/09......  $  4,903,550
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 3.27%
 18,000,000   5.37%, 11/13/08................    18,068,220
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $119,182,965)..................   120,583,877
                                               ------------
              CORPORATE BONDS & NOTES -- 58.07%
              AEROSPACE -- 2.09%
  5,000,000   Boeing Company, 8.625%,
                11/15/31.....................     6,391,055
  5,000,000   Lockheed Martin Corp., 6.85%,
                05/15/01.....................     5,160,075
                                               ------------
              TOTAL AEROSPACE................    11,551,130
                                               ------------
              AUTOMOTIVE PRODUCTS -- 6.18%
  4,000,000   BF Goodrich Company, 8.65%,
                04/15/25.....................     4,990,588
  5,000,000   Ford Holdings, 9.30%,
                03/01/30.....................     6,708,710
  6,000,000   Ford Motor Company, 6.625%,
                10/01/28.....................     6,173,286
 10,000,000   Ford Motor Credit Company,
                6.125%, 04/28/03.............    10,166,610
  5,000,000   General Motors Corp., 8.80%,
                03/01/21.....................     6,095,865
                                               ------------
              TOTAL AUTOMOTIVE PRODUCTS......    34,135,059
                                               ------------
              BANKS -- 7.24%
  4,000,000   Bank of New York Company,
                6.50%, 12/01/03..............     4,169,616
  5,000,000   BankAmerica Corp., 6.625%,
                05/30/01.....................     5,121,355
 10,000,000   Bankers Trust Company of New
                York, 6.75%, 10/03/01........    10,235,560
  6,000,000   Midland Bank PLC, Floating
                Rate, 6.125%, 06/29/49.......     4,470,000
  5,000,000   Republic New York Corp., 7.00%,
                03/22/11.....................     5,249,055
  5,000,000   Societe Generale, Rule 144A,
                7.85%, 04/29/49..............     5,096,735
  5,000,000   Swiss Bank Corp., 7.75%,
                09/01/26.....................     5,613,255
                                               ------------
              TOTAL BANKS....................    39,955,576
                                               ------------

                       See notes to financial statements.

                      GOVERNMENT/CORPORATE BOND PORTFOLIO

                               DECEMBER 31, 1998

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS & NOTES (CONTINUED)
              CONSUMER GOODS AND SERVICES -- 2.17%
$ 5,200,000   Proctor & Gamble, 9.36%,
                01/01/21.....................  $  6,890,936
  5,000,000   RJR Nabisco, 8.75%, 04/15/04...     5,082,310
                                               ------------
              TOTAL CONSUMER GOODS AND
              SERVICES.......................    11,973,246
                                               ------------
              FINANCE -- 18.55%
 15,275,000   Abbey National PLC, 6.7%,
                06/29/49.....................    14,961,342
 10,000,000   Associates Corp., 6.45%,
                09/15/00.....................    10,139,170
  5,000,000   BT Institutional Capital
                Trust -- B, 7.75%,
                12/01/26.....................     5,156,670
  5,000,000   Capital Equipment Receivables
                Trust 96-1 Class B, 6.57%,
                03/15/01.....................     5,038,300
  5,000,000   Cez Finance BV, 7.125%,
                07/15/07.....................     4,278,140
  5,000,000   Chase Capital IV, Floating
                Rate, 5.84438%, 08/01/28.....     4,833,900
  7,040,000   Discover Card Master Trust,
                Series 1994-2 Class A,
                Floating Rate, 5.88547%,
                10/16/04.....................     7,066,541
  6,000,000   Dow Capital BV, 9.20%,
                06/01/10.....................     7,537,062
  5,000,000   General Electric Capital Corp.,
                8.50%, 07/24/08..............     6,081,260
  5,000,000   General Motors Acceptance
                Corp., 8.40%, 10/15/99.......     5,111,455
  5,000,000   Household Finance Corp.,
                5.875%, 11/01/02.............     5,032,850
  5,000,000   Merrill Lynch & Co., 6.375%,
                10/15/08.....................     5,185,675
  1,603,779   Structured Assets Securities
                Corporation, Series 1996-CFL,
                Class A-1C, 5.944%,
                02/25/28.....................     1,601,951
 10,000,000   World Financial Network Credit
                Card Master Trust, Series
                96-A, Class A, 6.70%,
                02/15/04.....................    10,306,440
 10,000,000   Xerox Credit Corp., 6.78%,
                05/21/01.....................    10,051,040
                                               ------------
              TOTAL FINANCE..................   102,381,796
                                               ------------
              FOOD AND BEVERAGE -- 1.21%
5,000,000..   Seagrams (Joseph) & Sons,
              9.65%, 08/15/18................     6,690,235
                                               ------------
              FREIGHT -- 0.24%
  1,000,000   United Parcel Service, 8.375%,
                04/01/30.....................     1,324,060
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS & NOTES (CONTINUED)
              INDUSTRIAL -- 5.40%
$ 5,000,000   Celulosa Arauco Y Constitucion,
                6.75%, 12/15/03..............  $  4,507,150
  5,000,000   Conagra Inc., 5.50%,
                10/15/02.....................     4,978,650
  5,000,000   ICI Wilmington Inc., 6.75%,
                09/15/02.....................     5,032,465
 10,000,000   ICI Wilmington Inc., 6.95%,
                09/15/04.....................    10,118,930
  5,000,000   Zeneca Wilmington, 6.30%,
                06/15/03.....................     5,169,900
                                               ------------
              TOTAL INDUSTRIAL...............    29,807,095
                                               ------------
              INSURANCE -- 2.70%
  5,000,000   Aetna Services, 7.625%,
                08/15/26.....................     5,052,405
  4,000,000   Prudential Insurance Company,
                6.375%, 07/23/06.............     4,118,900
  5,000,000   Prudential Insurance Company,
                8.10%, 07/15/15(a)...........     5,714,760
                                               ------------
              TOTAL INSURANCE................    14,886,065
                                               ------------
              OIL AND GAS -- 2.14%
  5,000,000   Occidental Petroleum Corp.,
                10.125%, 09/15/09............     6,244,230
  4,000,000   Texaco Capital Inc., 9.75%,
                03/15/20.....................     5,545,520
                                               ------------
              TOTAL OIL AND GAS..............    11,789,750
                                               ------------
              PAPER AND FOREST PRODUCTS -- 1.55%
8,000,000..   Westvaco, 10.125%, 06/01/19....     8,538,720
                                               ------------
              TELECOMMUNICATIONS -- 3.18%
  6,000,000   Cable & Wireless Communication,
                6.75%, 12/01/08..............     6,076,152
  5,000,000   GTE South Inc., 7.50%,
                03/15/26.....................     5,386,630
  6,000,000   MCI Worldcom Inc., 6.125%,
                08/15/01.....................     6,100,554
                                               ------------
              TOTAL TELECOMMUNICATIONS.......    17,563,336
                                               ------------
              TOBACCO -- 0.93%
  5,000,000   Universal Corp., 6.50%,
                02/15/06.....................     5,122,795
                                               ------------
              TRANSPORTATION -- 0.91%
  5,000,000   Union Pacific Corp., 6.34%,
                11/25/03.....................     5,047,095
                                               ------------

                       See notes to financial statements.

                      GOVERNMENT/CORPORATE BOND PORTFOLIO

                               DECEMBER 31, 1998

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS & NOTES (CONTINUED)
              UTILITIES -- 3.58%
$10,000,000   Commonwealth Edison Company,
                8.125%, 01/15/07.............  $ 10,189,400
  5,000,000   Commonwealth Edison Company,
                8.50%, 07/15/22..............     5,458,985
  5,000,000   Korea Electric Power Corp.,
                7.00%, 02/01/27..............     4,095,595
                                               ------------
              TOTAL UTILITIES................    19,743,980
                                               ------------
              TOTAL CORPORATE BONDS & NOTES
              (Cost $309,145,029)............   320,509,938
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
              SECURITIES -- 0.25%
              FREDDIE MAC -- 0.20%
    400,000   5.09%, 01/14/99................       399,265
    100,000   5.07%, 01/14/99................        99,817
    500,000   4.93%, 01/15/99................       499,041
    100,000   5.04%, 02/12/99................        99,412
                                               ------------
              TOTAL FREDDIE MAC..............     1,097,535
                                               ------------
              FANNIE MAE -- 0.05%
    300,000   5.02%, 02/05/99................       298,535
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
              AGENCY SECURITIES
              (Cost $1,396,070)..............     1,396,070
                                               ------------
              COMMERCIAL PAPER -- 8.94%
    100,000   American Express Company,
                4.80%, 02/01/99..............        99,587
  5,800,000   American Express Credit
                Company, 5.30%, 01/15/99.....     5,788,045
    200,000   American Express Credit Corp.,
                5.05%, 01/04/99..............       199,916
  2,900,000   Bank of Nova Scotia, 5.40%,
                01/19/99.....................     2,892,170
  3,800,000   CIT Group Holdings, 5.33%,
                01/26/99.....................     3,785,935
  2,600,000   Coca-Cola Enterprises, 5.07%,
                02/02/99.....................     2,588,283
  1,100,000   Conagra, Inc., 5.80%,
                01/08/99.....................     1,098,759
    900,000   DuPont (EI) DeNemours & Co.,
                5.14%, 02/05/99..............       895,502
  2,500,000   Edison Funding, 5.38%,
                01/08/99.....................     2,497,385
    200,000   General Electric Capital
                Company, 5.33%, 01/22/99.....       199,378
    600,000   General Electric Capital Corp.,
                5.50%, 01/29/99..............       597,433
  4,300,000   General Motors Acceptance
                Corp., 5.29%, 01/21/99.......     4,287,363

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER (CONTINUED)
$ 4,200,000   Merrill Lynch & Company, Inc.,
                5.19%, 01/26/99..............  $  4,184,862
  3,000,000   Merrill Lynch & Company, Inc.,
                5.27%, 01/27/99..............     2,988,582
    800,000   Norfolk Southern Corporation,
                6.15%, 01/04/99..............       799,590
  5,900,000   Riverwood Funding Corp., 5.38%,
                01/14/99.....................     5,888,538
  1,400,000   Texaco Inc., 5.34%, 01/12/99...     1,397,716
  1,600,000   Textron Inc., 5.80%,
                01/14/99.....................     1,596,649
  7,600,000   Wells Fargo & Company, 5.38%,
                01/29/99.....................     7,568,198
                                               ------------
              TOTAL COMMERCIAL PAPER (Cost
              $49,353,891)...................    49,353,891
                                               ------------
              SHORT TERM CORPORATE NOTES -- 1.23%
  1,764,000   Capital One Funding Corp.,
                5.54%, 01/07/99..............     1,764,000
  5,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 5.605%,
                01/15/99(b)..................     5,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $6,764,000)........     6,764,000
                                               ------------
              REGULATED INVESTMENT COMPANIES -- 2.21%
      1,000   Janus Money Market Fund(b).....         1,000
 12,185,221   Merrimac Cash Fund -- Premium
                Class(b).....................    12,185,221
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $12,186,221)...    12,186,221
                                               ------------
              TIME DEPOSITS -- 3.52%
    759,181   American Express Centurion
                Bank, 5.33%, 02/08/99(b).....       759,181
  3,226,661   Bank of Boston, N.A., 5.63%,
                04/30/99(b)..................     3,226,661
 14,560,000   Bank of Montreal, 5.50%,
                01/25/99(b)..................    14,560,000
    231,736   Bank of Montreal, 5.25%,
                01/29/99(b)..................       231,736
    661,651   Toronto Dominion, 5.125%,
                03/17/99 (b).................       661,651
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $19,439,229)...................    19,439,229
                                               ------------
              TOTAL SECURITIES (Cost
              $568,228,309)..................   581,288,864
                                               ------------

                       See notes to financial statements.

                      GOVERNMENT/CORPORATE BOND PORTFOLIO

                               DECEMBER 31, 1998

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENT -- 2.73%
$    53,135   With Investors Bank & Trust,
                dated 12/31/98, 4.25%, due
                01/04/99, repurchase proceeds
                at maturity $53,160,
                (Collateralized by Freddie
                Mac, Floating Rate, 4.14%,
                due 10/15/08 with a value of
                $55,791).....................  $     53,135
 15,000,000   With Goldman Sachs Corporate,
                dated 12/31/98, 5.60%, due
                01/04/99, repurchase proceeds
                at maturity $15,002,333
                (Collateralized by United
                Utilities, 6.45%, due
                04/01/08, with a value of
                $3,037,578, Texas Eastern
                Trans., 8.00%, due 07/15/02,
                with a value of $2,291,133,
                Texaco Capital, Inc., 5.70%,
                due 12/01/08, with a value of
                $20,223, Socgen Real Estate,
                LLC., 7.64%, due 09/03/49,
                with a value of $3,788,300,
                Ontario Province, 7.75%, due
                06/04/02, with a value of
                $1,049,407, Georgia Power
                Company, 6.875%, due
                09/01/02, with a value of
                $1,908,478, Dover
                Corporation, 6.25%, due
                06/01/08, with a value of
                $4,662,931, and Archer
                Daniels, 8.125%, due
                06/01/12, with a value of
                $4,324,063)(b)...............    15,000,000
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $15,053,135).............    15,053,135
                                               ------------
              Total Investments -- 108.05%
              (Cost $583,281,444)............   596,341,999
              Other assets less
              liabilities -- (8.05)%.........   (44,406,469)
                                               ------------
              NET ASSETS -- 100.00%..........  $551,935,530
                                               ============


The aggregate cost of securities for federal income tax
purposes at December 31, 1998, is $583,281,444.
The following amount is based on costs for federal income
tax purposes:
    Gross unrealized appreciation..........  $ 16,314,253
    Gross unrealized depreciation..........    (3,253,698)
                                             ------------
    Net unrealized appreciation............  $ 13,060,555
                                             ============

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK -- 63.03%
              ADVERTISING -- 0.12%
     41,800   R.H. Donnelley Corp. .........  $     608,713
                                              -------------
              AUTOMOBILES -- 1.94%
    137,150   General Motors Corp. .........      9,814,797
                                              -------------
              BANKS -- 2.47%
    207,900   BankAmerica Corp. ............     12,499,988
                                              -------------
              CHEMICALS -- 1.86%
    211,300   Akzo Nobel N.V. (ADR).........      9,429,263
                                              -------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.46%
     39,850   International Business
                Machines Corp. .............      7,362,287
                                              -------------
              COMPUTER SOFTWARE AND SERVICES -- 2.28%
     47,800   Computer Associates
                International, Inc. ........      2,037,475
218,400....   First Data Corp.(a)...........      6,920,550
     85,600   Newbridge Network Corp. ......      2,600,100
                                              -------------
              TOTAL COMPUTER SOFTWARE AND
              SERVICES......................     11,558,125
                                              -------------
              ELECTRONICS -- 2.79%
81,900.....   Circuit City Stores...........      4,089,881
    148,300   Philips Electronics N.V.
                (ADR)(a)....................     10,038,056
                                              -------------
              TOTAL ELECTRONICS.............     14,127,937
                                              -------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 2.85%
    115,600   U.S. Filter Corp. ............      2,644,350
    253,000   Waste Management, Inc. .......     11,796,125
                                              -------------
              TOTAL ENVIRONMENTAL MANAGEMENT
              SERVICES......................     14,440,475
                                              -------------
              FINANCE -- 1.65%
    211,050   Household International,
                Inc. .......................      8,362,856
                                              -------------
              FOOD AND BEVERAGE -- 0.82%
    108,800   Seagrams Company, Ltd. .......      4,134,400
                                              -------------
              INSURANCE -- 5.51%
    209,200   Allstate Corp. ...............      8,080,350
     86,550   Cigna Corp. ..................      6,691,397
167,100....   Citigroup.....................      8,271,450
87,900.....   Hartford Financial Services
              Group.........................      4,823,513
                                              -------------
              TOTAL INSURANCE...............     27,866,710
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              LEISURE AND
                RECREATION -- 1.61%
    322,900   Host Marriott Corp. ..........  $   4,460,056
     99,900   Royal Caribbean Cruises,
                Ltd.(a).....................      3,696,300
                                              -------------
              TOTAL LEISURE AND
                RECREATION..................      8,156,356
                                              -------------
              MANUFACTURING -- 0.72%
    100,525   Hasbro, Inc. .................      3,631,466
                                              -------------
              MEDIA -- 4.23%
    138,100   Dun & Bradstreet Corp. .......      4,358,781
     81,900   Gannett Company, Inc. ........      5,420,756
    471,300   News Corp., Ltd. (ADR)(a).....     11,635,219
                                              -------------
              TOTAL MEDIA...................     21,414,756
                                              -------------
              MEDICAL AND OTHER HEALTH SERVICES -- 5.82%
    191,050   American Home Products
                Corp. ......................     10,758,503
    120,700   Baxter International, Inc. ...      7,762,519
    139,700   Humana, Inc.(c)...............      2,488,406
     87,000   Service Corp.
                International(a)............      3,311,438
    194,750   Tenet Healthcare Corp.(c).....      5,112,188
                                              -------------
              TOTAL MEDICAL AND OTHER HEALTH
              SERVICES......................     29,433,054
                                              -------------
              OIL AND GAS -- 2.32%
    107,450   Elf Aquitaine (ADR)...........      6,084,356
    122,250   Schlumberger, Ltd. ...........      5,638,781
                                              -------------
              TOTAL OIL AND GAS.............     11,723,137
                                              -------------
              PAPER AND FOREST PRODUCTS -- 1.76%
    135,100   Fort James Corp. .............      5,404,000
    124,100   UPM-Kymmene Corp. (ADR)(c)....      3,480,384
                                              -------------
              TOTAL PAPER AND FOREST
                PRODUCTS....................      8,884,384
                                              -------------
              PHARMACEUTICALS -- 5.97%
     71,500   Bristol-Myers Squibb
                Company.....................      9,567,594
    267,900   Hoechst AG (ADR)..............     10,983,900
    132,992   IMC Global, Inc. .............      2,842,704
    143,700   Monsanto Company(a)...........      6,825,750
                                              -------------
              TOTAL PHARMACEUTICALS.........     30,219,948
                                              -------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.09%
     32,290   Crestline Capital Corp. ......        472,241
                                              -------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 1998

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              RETAIL -- 3.88%
    181,600   Dayton-Hudson Corp. ..........  $   9,851,800
    207,100   Federated Department Stores,
                Inc.(c).....................      9,021,794
     26,100   Masco Corp.(a)................        750,375
                                              -------------
              TOTAL RETAIL..................     19,623,969
                                              -------------
              TELECOMMUNICATIONS -- 8.15%
    204,400   Bell Atlantic Corp.(a)........     11,612,475
    164,900   Northern Telecom, Ltd.(a).....      8,265,612
    139,800   SBC Communications, Inc. .....      7,496,775
    224,400   Tele-Communications, Inc. --
                Series A....................     12,412,125
     60,400   Tele-Communications TCI
                Ventures Group A............      1,423,175
                                              -------------
              TOTAL TELECOMMUNICATIONS......     41,210,162
                                              -------------
              TOBACCO -- 2.34%
    221,700   Phillip Morris Companies,
                Inc. .......................     11,860,950
                                              -------------
              TRANSPORTATION -- 2.39%
     90,350   AMR Corp.(c)..................      5,364,531
    199,800   Burlington Northern Santa
                Fe..........................      6,743,250
                                              -------------
              TOTAL TRANSPORTATION..........     12,107,781
                                              -------------
              TOTAL COMMON STOCK (Cost
              $290,864,485).................    318,943,755
                                              -------------
              REGULATED INVESTMENT COMPANIES -- 0.00%
      1,000   Janus Money Market Fund(b)....          1,000
     10,000   Merrimac Cash Fund -- Premium
                Class(b)....................         10,000
                                              -------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $11,000)......         11,000
                                              -------------

 PRINCIPAL
-----------
              US GOVERNMENT SECURITIES -- 34.80%
              US TREASURY BONDS -- 13.78%
$18,175,000   7.25%, 05/15/16(a)............     22,048,547
 24,975,000   7.875%, 11/15/04(a)...........     28,931,989
 17,185,000   6.00%, 02/15/26(a)............     18,753,131
                                              -------------
              TOTAL US TREASURY BONDS.......     69,733,667
                                              -------------
              US TREASURY NOTES -- 21.02%
 22,865,000   7.50%, 05/15/02(a)............     24,822,816
 27,550,000   6.50%, 05/15/05(a)............     30,193,092
 45,080,000   7.00%, 07/15/06(a)............     51,334,850
                                              -------------
              TOTAL US TREASURY NOTES.......    106,350,758
                                              -------------
              TOTAL US GOVERNMENT SECURITIES
              (Cost $166,019,268)...........    176,084,425
                                              -------------

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              COMMERCIAL PAPER -- 1.98%
$10,000,000   Lehman Brothers, Floating
                Rate, 5.59%, 01/22/99(b)
                (Cost $10,000,000)..........  $  10,000,000
                                              -------------
              TIME DEPOSITS -- 6.03%
    100,000   American Express Centurion
                Bank, 5.33%, 02/08/99(b)....        100,000
  5,325,650   BankBoston, N.A., 5.63%,
                04/30/99(b).................      5,325,650
 22,960,000   Bank of Montreal, 5.50%,
                01/25/99(b).................     22,960,000
  1,100,000   Bank of Montreal, 5.25%,
                01/29/99(b).................      1,100,000
  1,000,000   Toronto Dominion, 5.125%,
                03/17/99(b).................      1,000,000
                                              -------------
              TOTAL TIME DEPOSITS (Cost
              $30,485,650)..................     30,485,650
                                              -------------
              SHORT TERM CORPORATE NOTES -- 13.24%
 15,000,000   Bear Stearns and Company,
                Floating Rate, 5.63%,
                04/02/99(b).................     15,000,000
 28,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 5.605%,
                01/15/99(b).................     28,000,000
 24,000,000   Republic New York Securities
                Corp., Floating Rate, 5.70%,
                01/12/99(b).................     24,000,000
                                              -------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $67,000,000)......     67,000,000
                                              -------------
              TOTAL SECURITIES
              (Cost $564,380,403)...........    602,524,830
                                              -------------
              REPURCHASE AGREEMENTS --10.28%
  7,329,826   With Investors Bank & Trust,
                dated 12/31/98, 4.25%, due
                01/04/99, repurchase
                proceeds at maturity
                $7,333,287, (Collateralized
                by various Fannie Mae,
                Adjustable Rate Mortgages,
                7.00%-7.42%, due 04/01/09 to
                06/01/23, with a total value
                of $7,696,469)..............      7,329,826

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 1998

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              REPURCHASE AGREEMENTS (CONTINUED)
$15,000,000   With Goldman Sachs & Co. dated
                12/31/98, 5.60%, due
                01/04/99, repurchase
                proceeds at maturity
                $15,009,333, (Collateralized
                by Archer Daniels, 8.13% due
                06/01/12, with a value of
                $1,235,446, JC Penney
                Company, Inc., 9.05% due
                03/01/01, with a value of
                $1,264,034, Monsanto
                Company, 5.88% due 12/01/08,
                with a value of $1,998,844,
                Ontario Province, 7.75% due
                06/04/02, with a value of
                $2,625,138, and Texas
                Eastern Trans, 8.00% due
                07/15/02, with a value of
                $12,035,337)(b).............  $  15,000,000
 29,701,875   With Morgan Stanley Dean
                Witter dated 12/31/98,
                5.60%, due 01/04/99,
                repurchase proceeds at
                maturity $29,720,356,
                (Collateralized by Abbey
                National PLC, 6.70% due
                06/15/08, with a value of
                $2,695,000, Ameritech
                Capital Funding Group, 6.45%
                due 01/15/18, with a value
                of $4,097,810, Bellsouth
                Capital Funding Group, 7.12%
                due 07/15/46, with a value
                of $6,785,735, BTC Mortgage
                Investment Trust, 6.26% due
                12/31/09, with a value of
                $1,299,883, CMO Regal Trust,
                0.01% due 11/25/30, with a
                value of $93,461, Ford Motor
                Credit, 7.50% due 01/15/03,
                with a value of $549,721,
                International Business
                Machines Corp., 8.38% due
                11/01/19, with a value of
                $12,175,633, JC Penney
                Company, Inc., 7.95% due
                04/01/17, with a value of
                $3,382,125, and PPG
                Industries, 9.00% due
                05/01/21, with a value of
                $1,637,159)(b)..............     29,701,875
                                              -------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $52,031,701)............     52,031,701
                                              -------------
              Total Investments -- 129.36%
              (Cost $616,412,104)...........  $ 654,556,531
              Other assets less
              liabilities -- (29.36)%.......   (148,560,792)
                                              -------------
              NET ASSETS -- 100.00%.........  $ 505,995,739
                                              =============

The aggregate cost of securities for federal income tax
purposes at December 31, 1998, is $618,577,066.
    Gross unrealized appreciation..........  $ 43,479,262
    Gross unrealized depreciation..........    (7,499,797)
                                             ------------
    Net unrealized appreciation............  $ 35,979,465
                                             ============

---------------
(a) All or part of this security is on loan
(b) Collateral for securities on loan
(c) Non-income producing security
(ADR) -- American Depository Receipt

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 95.93%
              AEROSPACE -- 3.32%
    160,000   Northrop Grumman Corp. ......  $   11,700,000
    200,000   Textron, Inc. ...............      15,187,500
    170,000   United Technologies..........      18,487,500
                                             --------------
              TOTAL AEROSPACE..............      45,375,000
                                             --------------
              AUTOMOBILES -- 2.33%
    310,000   Ford Motor Company...........      18,193,125
    190,000   General Motors Corp..........      13,596,875
                                             --------------
              TOTAL AUTOMOBILES............      31,790,000
                                             --------------
              BANKS -- 8.43%
    410,000   Bank of New York.............      16,502,500
    270,000   BankAmerica Corp. ...........      16,233,750
    290,000   BankBoston Corp. ............      11,291,875
     45,000   Bankers Trust New York
                Corp. .....................       3,844,687
    250,000   Chase Manhattan Corp. .......      17,015,625
    190,000   First Union Corp. ...........      11,554,375
    270,000   Fleet Financial Group,
                Inc. ......................      12,065,625
    180,000   Mellon Bank Corp. ...........      12,375,000
    360,000   Wells Fargo & Company........      14,377,500
                                             --------------
              TOTAL BANKS..................     115,260,937
                                             --------------
              CHEMICALS -- 2.13%
    270,000   du Pont (E.I.) de Nemours....      14,326,875
    250,000   Olin Corp. ..................       7,078,125
    255,000   Rohm & Haas Company..........       7,681,875
                                             --------------
              TOTAL CHEMICALS..............      29,086,875
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 4.72%
    170,000   Harris Corp., Inc. ..........       6,226,250
    400,000   Pitney Bowes, Inc. ..........      26,425,000
    270,000   Xerox Corp.(a)...............      31,860,000
                                             --------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT....................      64,511,250
                                             --------------
              CONSUMER GOODS AND SERVICES -- 7.84%
    500,000   Avon Products, Inc...........      22,125,000
    150,000   Colgate-Palmolive
                Company(a).................      13,931,250
    300,000   Dana Corp. ..................      12,262,500
     40,000   Eastman Kodak Company........       2,880,000
    190,000   Fortune Brands, Inc. ........       6,008,750
    490,000   General Electric Company.....      50,010,625
                                             --------------
              TOTAL CONSUMER GOODS AND
              SERVICES.....................     107,218,125
                                             --------------
              ELECTRONICS -- 4.48%
    350,000   AMP, Inc. ...................      18,221,875
    100,000   Eaton Corp. .................       7,068,750
    410,000   Edison International.........      11,428,750

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS (CONTINUED)
    280,000   Emerson Electric.............  $   17,517,500
    160,000   Thomas & Betts Corp. ........       6,930,000
                                             --------------
              TOTAL ELECTRONICS............      61,166,875
                                             --------------
              FINANCE -- 3.09%
    250,000   Fannie Mae...................      18,500,000
     80,000   J.P. Morgan & Company........       8,405,000
    400,000   Washington Mutual, Inc. .....      15,275,000
                                             --------------
              TOTAL FINANCE................      42,180,000
                                             --------------
              INDUSTRIAL -- 0.84%
    140,000   Carpenter Technology.........       4,751,250
    220,000   Harsco Corp. ................       6,696,250
                                             --------------
              TOTAL INDUSTRIAL.............      11,447,500
                                             --------------
              INSURANCE -- 4.76%
    270,000   CIGNA Corp. .................      20,874,375
    360,000   Citigroup....................      17,820,000
    200,000   Lincoln National Corp........      16,362,500
    290,000   St. Paul Companies...........      10,077,500
                                             --------------
              TOTAL INSURANCE..............      65,134,375
                                             --------------
              MACHINERY -- 1.30%
    220,000   Caterpiller Inc. ............      10,120,000
    160,000   Cooper Industries, Inc. .....       7,630,000
                                             --------------
              TOTAL MACHINERY..............      17,750,000
                                             --------------
              MANUFACTURING -- 0.52%
    100,000   Minnesota Mining &
              Manufacturing(a).............       7,112,500
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.18%
    250,000   Baxter International,
                Inc. ......................      16,078,125
                                             --------------
              METALS AND MINING -- 1.27%
     80,000   Phelps Dodge Corp. ..........       4,070,000
    160,000   Reynolds Metals Company......       8,430,000
    260,000   Timken Company...............       4,907,500
                                             --------------
              TOTAL METALS AND MINING......      17,407,500
                                             --------------
              OIL AND GAS -- 15.26%
    120,000   Amoco Corp. .................       7,245,000
    120,000   Atlantic Richfield Company...       7,830,000
    350,000   Baker Hughes, Inc. ..........       6,190,625
    100,001   British Petroleum PLC
              (ADR)(a).....................       8,962,549
    140,000   Chevron Corp. ...............      11,611,250
    290,000   CMS Energy Corp. ............      14,046,875
    280,000   Consolidated Natural Gas.....      15,120,000
    260,000   Diamond Offshore
              Drilling, Inc.(a)............       6,158,750

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO

                               DECEMBER 31, 1998

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              OIL AND GAS (CONTINUED)
    400,000   El Paso Energy Corp. ........  $   13,925,000
    280,000   Enron Corp. .................      15,977,500
    200,000   Exxon Corp.(a)...............      14,625,000
    380,000   Halliburton Company..........      11,257,500
    180,000   Mobil Corp. .................      15,682,500
    360,000   Questar Corp. ...............       6,975,000
     90,000   Royal Dutch Petroleum........       4,308,750
    220,000   Schlumberger, Ltd. ..........      10,147,500
    140,000   Texaco, Inc.(a)..............       7,402,500
    310,000   USX-Marathon Group...........       9,338,750
    700,000   Williams Companies,
                Inc.(a)....................      21,831,250
                                             --------------
              TOTAL OIL AND GAS............     208,636,299
                                             --------------
              PAPER AND FOREST PRODUCTS -- 4.92%
    180,000   Bowater, Inc. ...............       7,458,750
    230,000   Georgia-Pacific Group........      13,469,375
    270,000   International Paper
                Company(a).................      12,099,375
    150,000   Temple Inland, Inc. .........       8,896,875
    210,000   Union Camp Corp. ............      14,175,000
    220,000   Weyerhaeuser Company.........      11,178,750
                                             --------------
              TOTAL PAPER AND FOREST
              PRODUCTS.....................      67,278,125
                                             --------------
              PHARMACEUTICALS -- 8.02%
    410,000   American Home Products
                Corp. .....................      23,088,125
    170,000   Bristol-Myers Squibb
                Company....................      22,748,125
     80,000   Eli Lilly & Company..........       7,110,000
     80,000   Merck & Company, Inc. .......      11,815,000
    300,000   Pharmacia & Upjohn, Inc. ....      16,987,500
     80,000   Schering-Plough Corp. .......       4,420,000
    230,000   SmithKline Beecham
              PLC (ADR)....................      15,985,000
    100,000   Warner-Lambert Company.......       7,518,750
                                             --------------
              TOTAL PHARMACEUTICALS........     109,672,500
                                             --------------
              PUBLISHING -- 1.79%
    240,000   McGraw-Hill Companies,
                Inc. ......................      24,450,000
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.60%
    110,000   Avalonbay Communities,
                Inc. ......................       3,767,500
    120,000   Boston Properties Inc. ......       3,660,000
    220,000   Crescent Real Estate Equity
                Company....................       5,060,000
    200,000   Developers Diversified Realty
                Corp. .....................       3,550,000
    250,000   Equity Office
                Properties(a)..............       6,000,000
    130,000   Equity Residential
                Properties.................       5,256,875

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
     90,000   FelCor Lodging Trust,
                Inc. ......................  $    2,075,625
    200,000   Health Care Property
                Investment, Inc. ..........       6,150,000
                                             --------------
              TOTAL REAL ESTATE INVESTMENT
              TRUSTS.......................      35,520,000
                                             --------------
              RETAIL -- 0.59%
    190,000   Sears, Roebuck & Co. ........       8,075,000
                                             --------------
              TELECOMMUNICATIONS -- 11.85%
    320,000   Ameritech Corp. .............      20,280,000
    290,000   AT & T Corp. ................      21,822,500
    310,000   Bell Atlantic Corp.(a).......      17,611,875
    420,000   Bellsouth Corp. .............      20,947,500
    310,000   Frontier Corp. ..............      10,540,000
    260,000   GTE Corp. ...................      17,533,750
    360,000   SBC Communications, Inc. ....      19,305,000
    200,000   Sprint Corp. (FON Grp.)......      16,825,000
    100,000   Sprint Corp. (PCS Grp.)......       2,312,500
    230,000   US West, Inc. ...............      14,863,750
                                             --------------
              TOTAL TELECOMMUNICATIONS.....     162,041,875
                                             --------------
              TOBACCO -- 1.21%
    310,000   Philip Morris Companies,
                Inc. ......................      16,585,000
                                             --------------
              UTILITIES: ELECTRIC -- 3.48%
    220,000   American Electric Power,
                Inc. ......................      10,353,750
    230,000   Carolina Power & Light.......      10,824,375
    230,000   Duke Energy Corp.(a).........      14,734,375
    190,000   FPL Group, Inc. .............      11,708,750
                                             --------------
              TOTAL UTILITIES: ELECTRIC....      47,621,250
                                             --------------
              TOTAL COMMON STOCK
              (Cost $918,237,013)..........   1,311,399,111
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 0.00%
        100   Janus Money Market Fund(b)...             100
     10,000   Merrimac Cash Fund -- Premium
                Class(b)...................          10,000
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $10,100).....          10,100
                                             --------------

 PRINCIPAL
-----------
              COMMERCIAL PAPER -- 4.72%
$ 3,000,000   Avco Financial Services,
                Inc., 5.30%, 01/26/99......       2,988,958
  1,000,000   Banc One Funding Corp.,
                5.41%, 01/22/99............         996,844
    800,000   Barclays US Funding Corp.,
                5.10%, 01/19/99............         797,960
    900,000   Bellsouth Telecommunications
                Inc., 5.50%, 01/20/99......         897,387

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO

                               DECEMBER 31, 1998

 PRINCIPAL
 ---------
              COMMERCIAL PAPER (CONTINUED)
$ 2,300,000   Bellsouth Telecommunications
                Inc., 5.05%, 01/27/99......  $    2,291,611
  2,200,000   CIT Group Holdings, 5.33%,
                01/26/99...................       2,191,857
  2,200,000   Conagra Inc., 5.80%,
                01/08/99...................       2,197,519
    800,000   du Pont (E.I.) de Nemours,
                5.14%, 02/05/99............         796,002
  5,850,000   Edison Funding, 5.24%,
                02/12/99...................       5,814,237
    575,000   Enterprise Funding Corp.,
                5.42%, 01/19/99............         573,442
 10,000,000   First National Bank Chicago,
                5.10%, 2/12/99.............       9,940,500
  1,250,000   General Electric Capital
                Corp, 5.14%, 01/20/99......       1,246,609
    600,000   General Motors Acceptance
                Corp., 5.31%, 01/20/99.....         598,319
  1,800,000   General Motors Acceptance
                Corp., 5.29%, 01/21/99.....       1,794,710
  1,500,000   Household Mortgage Corp.,
                5.17%, 1/21/99.............       1,495,692
  1,000,000   Merrill Lynch and Company,
                Inc., 5.27%, 01/27/99......         996,194
  2,000,000   Merrill Lynch and Company,
                Inc., 5.20%, 01/28/99......       1,992,200
  1,500,000   Paccar Financial Group,
                5.40%, 01/04/99............       1,499,325
  2,500,000   Riverwood Funding Corp.,
                5.33%, 1/11/99.............       2,496,299
  2,425,000   Riverwood Funding Corp.,
                5.38%, 1/14/99.............       2,420,289
  1,775,000   Sanwa Business Credit, 5.45%,
                1/22/99....................       1,769,357
  4,400,000   Sears Roebuck and Company,
                5.50%, 01/19/99............       4,387,900
  5,400,000   Textron Inc., 5.80%,
                1/14/99....................       5,388,690
  2,000,000   Union Bancal Corp., 5.50%,
                01/20/99...................       2,000,000
  7,025,000   Wells Fargo & Company, 5.38%,
                1/29/99....................       6,995,604
                                             --------------
              TOTAL COMMERCIAL PAPER
              (Cost $64,567,505)...........      64,567,505
                                             --------------

 PRINCIPAL
 ---------
              TIME DEPOSITS -- 0.58%
$     1,000   American Express Centurion
                Bank, 5.33%, 02/08/99(b)...  $        1,000
    987,788   BankBoston, N.A., 5.63%,
                04/30/99(b)................         987,788
  4,639,264   Bank of Montreal, 5.25%,
                01/29/99(b)................       4,639,264
  2,320,648   Toronto Dominion, 5.125%,
                03/17/99(b)................       2,320,648
                                             --------------
              TOTAL TIME DEPOSITS
              (Cost $7,948,700)............       7,948,700
                                             --------------
              SHORT TERM CORPORATE NOTES -- 4.02%
 10,000,000   Bear Stearns and Company
                Inc., Floating Rate, 5.63%,
                04/02/99(b)................      10,000,000
 20,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 5.605%,
                01/15/99(b)................      20,000,000
 25,000,000   Prudential Securities, Inc.,
                Floating Rate, 5.70%,
                06/14/99(b)................      25,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $55,000,000).....      55,000,000
                                             --------------
              SHORT TERM US GOVERNMENT AGENCY
              SECURITIES -- 0.09%
              FANNIE MAE -- 0.03%
    300,000   4.75%, 01/25/99..............         299,050
    100,000   5.02%, 02/05/99..............          99,512
                                             --------------
              TOTAL FANNIE MAE.............         398,562
                                             --------------
              FREDDIE MAC -- 0.06%
    300,000   5.08%, 01/20/99..............         299,196
    500,000   5.00%, 02/11/99..............         497,153
                                             --------------
              TOTAL FREDDIE MAC............         796,349
                                             --------------
              TOTAL SHORT TERM US
              GOVERNMENT AGENCY SECURITIES
              (Cost $1,194,911)............       1,194,911
                                             --------------
              TOTAL SECURITIES
              (Cost $1,046,958,229)........   1,440,120,327
                                             --------------

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO

                               DECEMBER 31, 1998

 PRINCIPAL
 ---------
              REPURCHASE AGREEMENT -- 0.73%
$10,000,000   With Morgan Stanley Dean
                Witter, dated 12/31/98,
                5.60%, due 01/04/99,
                repurchase proceeds at
                maturity $10,006,222
                (Collateralized by CMO
                Regal Trust, 0.01% due
                11/25/30, with a value of
                $11,215,320)(b) (Cost
                $10,000,000)...............  $   10,000,000
                                             --------------
              Total Investments -- 106.07%
              (Cost $1,056,958,229)........   1,450,120,327
              Other assets less
              liabilities -- (6.07)%.......     (83,012,831)
                                             --------------
              NET ASSETS -- 100.00%........  $1,367,107,496
                                             ==============

The aggregate cost of securities for federal income tax
purposes at December 31, 1998, is $1,056,858,504.
The following amount is based on costs for federal income
tax purposes:
    Gross unrealized appreciation..........  $419,019,764
    Gross unrealized depreciation..........   (25,757,941)
                                             ------------
    Net unrealized appreciation............  $393,261,823
                                             ============

---------------
(a) All or part of this security is on loan
(b) Collateral for securities on loan
(ADR) -- American Depository Receipts

                       See notes to financial statements.

                             EQUITY VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 98.27%
              AEROSPACE -- 1.82%
     83,900   Lockheed Martin Corp. .........  $  7,110,525
                                               ------------
              BANKS -- 7.52%
    145,900   BankAmerica Corp. .............     8,772,238
    110,200   Bank One Corp. ................     5,627,087
     64,400   Chase Manhattan Corp. .........     4,383,225
     90,400   Citigroup......................     4,474,800
     62,400   Household International,
                Inc. ........................     2,472,600
     94,200   Washington Mutual, Inc. .......     3,597,262
                                               ------------
              TOTAL BANKS....................    29,327,212
                                               ------------
              CHEMICALS -- 4.71%
    160,100   Air Products & Chemicals.......     6,404,000
     29,300   Hercules, Inc. ................       802,088
     85,600   PPG Industries, Inc. ..........     4,986,200
    174,400   Praxair, Inc. .................     6,147,600
                                               ------------
              TOTAL CHEMICALS................    18,339,888
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.33%
      9,200   Electronic Data Systems
                Corp. .......................       462,300
     28,900   Hewlett-Packard Company........     1,974,231
     18,500   International Business Machines
                Corp. .......................     3,417,875
    106,500   Seagate Technology, Inc.(c)....     3,221,625
                                               ------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT......................     9,076,031
                                               ------------
              CONSUMER GOODS AND SERVICES -- 7.07%
    171,700   Dana Corp. ....................     7,018,238
    110,800   Eastman Kodak..................     7,977,600
    112,000   Kimberly-Clark Corp. ..........     6,104,000
    157,000   Newell Company(a)..............     6,476,250
                                               ------------
              TOTAL CONSUMER GOODS AND
              SERVICES.......................    27,576,088
                                               ------------
              DEFENSE -- 1.33%
     63,500   Raytheon Company -- Class A....     3,282,156
     35,900   Raytheon Company -- Class B....     1,911,675
                                               ------------
              TOTAL DEFENSE..................     5,193,831
                                               ------------
              ELECTRIC -- INTEGRATED -- 0.52%
     43,500   Dominion Resources, Inc. ......     2,033,625
                                               ------------
              ELECTRONICS -- 2.20%
     48,448   AMP, Inc. .....................     2,522,324
     96,900   Emerson Electric...............     6,062,306
                                               ------------
              TOTAL ELECTRONICS..............     8,584,630
                                               ------------
              FINANCE -- 1.04%
     41,300   Loews Corp. ...................     4,057,725
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              FOOD AND BEVERAGE -- 3.65%
    466,397   Archer Daniels Midland.........  $  8,016,198
    197,400   ConAgra, Inc. .................     6,218,100
                                               ------------
              TOTAL FOOD AND BEVERAGE........    14,234,298
                                               ------------
              INSURANCE -- 11.62%
    119,100   Aetna, Inc. ...................     9,364,237
    183,500   Allstate Corp. ................     7,087,687
    132,900   Chubb Corp. ...................     8,621,887
     99,500   CIGNA Corp. ...................     7,692,594
    181,500   St. Paul Companies.............     6,307,125
    106,500   UNUM Corp. ....................     6,216,938
                                               ------------
              TOTAL INSURANCE................    45,290,468
                                               ------------
              MACHINERY -- 2.47%
    145,700   Crown Cork & Seal, Inc. .......     4,489,381
    155,600   Deere & Company................     5,154,250
                                               ------------
              TOTAL MACHINERY................     9,643,631
                                               ------------
              MANUFACTURING -- 4.01%
     65,100   Corning, Inc. .................     2,929,500
    261,000   Masco Corp.(a).................     7,503,750
     45,600   Minnesota Mining &
                Manufacturing(a).............     3,243,300
     45,500   Nucor Corp. ...................     1,967,875
                                               ------------
              TOTAL MANUFACTURING............    15,644,425
                                               ------------
              MEDIA -- 1.55%
     91,200   Gannett Company, Inc. .........     6,036,300
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.91%
     74,700   Baxter International, Inc. ....     4,804,144
    248,600   Tenet Healthcare Corp.(c)......     6,525,750
                                               ------------
              TOTAL MEDICAL AND OTHER HEALTH
              SERVICES.......................    11,329,894
                                               ------------
              METALS AND MINING -- 0.61%
     32,000   Aluminum Company of America....     2,386,000
                                               ------------
              OIL AND GAS -- 16.29%
     83,300   Amerada Hess Corp. ............     4,144,175
    134,300   Atlantic Richfield Company.....     8,763,075
    178,500   Burlington Resources,
                Inc.(a)......................     6,392,531
    221,400   Conoco, Inc.(c)................     4,621,725
    103,700   duPont (E.I.) de Nemours.......     5,502,581
    176,200   Halliburton Company............     5,219,925
    318,500   Occidental Petroleum...........     5,374,688
    111,300   Schlumberger Ltd. .............     5,133,713
     97,100   Tenneco, Inc. .................     3,307,469
     68,300   Texaco, Inc. ..................     3,611,363
     88,800   Union Pacific Corp.(a).........     4,001,550
    232,900   Union Pacific Resources
                Group........................     2,110,656
    181,900   Unocal Corp. ..................     5,309,206
                                               ------------
              TOTAL OIL AND GAS..............    63,492,657
                                               ------------

                       See notes to financial statements.

                             EQUITY VALUE PORTFOLIO

                               DECEMBER 31, 1998

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 3.01%
     66,900   Champion International.........  $  2,709,450
    185,600   Fort James Corp. ..............     7,424,000
     13,300   Georgia-Pacific Group..........       778,881
     16,300   Weyerhauser Company............       828,244
                                               ------------
              TOTAL PAPER AND FOREST
                PRODUCTS.....................    11,740,575
                                               ------------
              RETAIL -- 5.86%
    119,500   Consolidated Stores Corp.(c)...     2,412,406
    239,500   Federated Department
                Stores(c)....................    10,433,219
     64,300   May Department Stores..........     3,882,113
    121,300   Sears, Roebuck & Company.......     5,155,250
    148,900   Venator Group, Inc.(c).........       958,544
                                               ------------
              TOTAL RETAIL...................    22,841,532
                                               ------------
              TELECOMMUNICATIONS -- 8.19%
     78,300   AT&T Corp. ....................     5,892,075
    126,202   Bell Atlantic Corp.(a).........     7,169,851
    138,000   GTE Corp. .....................     9,306,375
     43,000   MediaOne Group, Inc.(c)........     2,021,000
    123,400   Motorola, Inc. ................     7,535,113
                                               ------------
              TOTAL TELECOMMUNICATIONS.......    31,924,414
                                               ------------
              TIRE AND RUBBER -- 1.45%
    112,000   Goodyear Tire & Rubber
                Company......................     5,649,000
                                               ------------
              TRANSPORTATION -- 5.30%
    137,300   Allied Signal, Inc. ...........     6,084,106
    244,300   Burlington Northern Santa Fe...     8,245,125
    152,900   CSX Corp. .....................     6,345,350
                                               ------------
              TOTAL TRANSPORTATION...........    20,674,581
                                               ------------
              UTILITIES: ELECTRIC -- 2.81%
     16,200   American Electric Power,
                Inc. ........................       762,412
    120,300   FirstEnergy Corp. .............     3,917,269
     11,200   Pacificorp.....................       235,900
    129,000   Texas Utilities Company........     6,022,688
                                               ------------
              TOTAL UTILITIES: ELECTRIC......    10,938,269
                                               ------------
              TOTAL COMMON STOCK
              (Cost $391,098,687)............   383,125,599
                                               ------------
              REGULATED INVESTMENT COMPANY -- 0.51%
  1,999,745   Merrimac Cash Fund -- Premium
                Class(b) (Cost $1,999,745)...     1,999,745
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES -- 1.28%
$ 5,000,000   Republic New York Securities
                Corp., Floating Rate, 5.70%,
                01/12/99(b) (Cost
                $5,000,000)..................  $  5,000,000
                                               ------------
              TIME DEPOSITS -- 3.41%
      1,000   American Express Centurion
                Bank, 5.33%, 02/08/99(b).....         1,000
      1,000   Bank of Montreal, 5.25%,
                01/29/99(b)..................         1,000
 13,277,651   BankBoston, N.A., 5.63%,
                04/30/99(b)..................    13,277,651
      1,222   Toronto Dominion, 5.125%,
                03/17/99(b)..................         1,222
                                               ------------
              TOTAL TIME DEPOSITS
              (Cost $13,280,873).............    13,280,873
                                               ------------
              TOTAL SECURITIES
              (Cost $411,379,305)............   403,406,217
              REPURCHASE AGREEMENT -- 1.65%
  6,424,243   With Investors Bank & Trust
                dated 12/31/98, 4.25%, due
                01/04/99, repurchase proceeds
                at maturity $6,427,277
                (Collateralized by various
                Federal National Mortgage
                Association obligations,
                7.154% -- 7.352%, due
                04/01/26 through 06/01/27,
                with a total value of
                $6,745,667 (Cost
                $6,424,243)..................     6,424,243
                                               ------------
              Total Investments -- 105.12%
              (Cost $417,803,548)............   409,830,460
              Other assets less
              liabilities -- (5.12)%.........   (19,970,685)
                                               ------------
              NET ASSETS -- 100.00%..........  $389,859,775
                                               ============
    The aggregate cost of securities for federal income tax
         purposes at December 31, 1998 is $419,691,282. The
  following amount is based on costs for federal income tax
                                                  purposes:
    Gross unrealized appreciation............  $ 25,011,272
    Gross unrealized depreciation............   (34,872,094)
                                               ------------
    Net unrealized depreciation..............  $  9,860,822
                                               ============

---------------

(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing security.

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998

   SHARES                                         VALUE
   ------                                      ------------
               COMMON STOCK -- 99.62%
               ADVERTISING -- 1.44%
     139,200   Interpublic Group, Inc.(a)....  $ 11,101,200
                                               ------------
               AEROSPACE -- 0.97%
      68,900   United Technologies Corp. ....     7,492,875
                                               ------------
               BANKS -- 6.49%
      90,300   Associates First Capital
                 Corp. ......................     3,826,462
     108,800   Comerica, Inc. ...............     7,418,800
      84,800   Fifth Third Bancorp...........     6,047,300
     106,492   Firstar Corp. ................     9,930,379
     372,750   MBNA Corp. ...................     9,295,453
     339,000   Wells Fargo Company...........    13,538,813
                                               ------------
               TOTAL BANKS...................    50,057,207
                                               ------------
               COMPUTER SOFTWARE AND SERVICES -- 10.80%
      28,800   America Online, Inc. .........     4,606,200
     168,950   BMC Software, Inc.(c).........     7,528,834
      90,850   Cisco Systems, Inc.(c)........     8,432,016
     106,200   Computer Sciences Corp.(c)....     6,843,262
      87,300   Compuware Corp.(c)............     6,820,312
     341,000   HBO & Company.................     9,782,437
      76,100   Micron Technology,
                 Inc.(a)(c)..................     3,847,806
     197,400   Microsoft Corp.(c)............    27,376,913
      58,400   Sun Microsystems, Inc.(c).....     5,000,500
      68,300   3 Com Corp.(c)................     3,060,694
                                               ------------
               TOTAL COMPUTER SOFTWARE AND
               SERVICES......................    83,298,974
                                               ------------
               COMPUTERS AND OFFICE EQUIPMENT -- 8.29%
      93,900   Dell Computer Corp.(c)........     6,872,306
     149,900   EMC Corp.(c)..................    12,741,500
     146,100   Intel Corp. ..................    17,321,981
     109,500   International Business
                 Machines Corp. .............    20,230,125
     102,200   Pitney Bowes, Inc. ...........     6,751,588
                                               ------------
               TOTAL COMPUTER AND OFFICE
               EQUIPMENT.....................    63,917,500
                                               ------------
               CONSUMER GOODS AND SERVICES -- 4.32%
      41,300   Clorox Company(a).............     4,824,356
      93,000   Colgate-Palmolive
                 Company(a)..................     8,637,375
     194,500   General Electric Company......    19,851,156
                                               ------------
               TOTAL CONSUMER GOODS AND
               SERVICES......................    33,312,887
                                               ------------
               ENVIRONMENTAL MANAGEMENT SERVICES -- 1.08%
     178,900   Waste Management, Inc. .......     8,341,213
                                               ------------
               FINANCIAL SERVICES -- 5.22%
      46,800   American Express Company......     4,785,300

   SHARES                                         VALUE
   ------                                      ------------
               COMMON STOCK (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
      36,800   Charter One Financial Inc. ...  $  1,021,200
     276,400   Freddie Mac...................    17,810,525
      53,800   Merrill Lynch & Co. ..........     3,591,150
      74,800   Providian Financial Corp. ....     5,610,000
      92,100   SunAmerica Inc. ..............     7,471,613
                                               ------------
               TOTAL FINANCIAL SERVICES......    40,289,788
                                               ------------
               FOOD AND BEVERAGE -- 4.16%
      60,700   Kroger Company(a)(c)..........     3,672,350
      74,900   Quaker Oats Company...........     4,456,550
     230,400   Safeway, Inc.(c)..............    14,040,000
     182,900   Sara Lee Corp. ...............     5,155,494
      94,100   Tricon Global
                 Restaurants(c)..............     4,716,763
                                               ------------
               TOTAL FOOD AND BEVERAGE.......    32,041,157
                                               ------------
               INSURANCE -- 2.20%
      64,900   American General Corp. .......     5,062,200
     123,500   American International
                 Group(a)....................    11,933,187
                                               ------------
               TOTAL INSURANCE...............    16,995,387
                                               ------------
               LEISURE AND RECREATION -- 1.33%
     213,400   Carnival Corp., Class A.......    10,243,200
                                               ------------
               MANUFACTURING -- 3.85%
     140,100   Masco Corp.(a)................     4,027,875
     340,200   Tyco International Ltd. ......    25,663,838
                                               ------------
               TOTAL MANUFACTURING...........    29,691,713
                                               ------------
               MEDIA -- 4.20%
     335,900   Time Warner Inc. .............    20,846,794
     156,100   Viacom Inc. Class B(c)........    11,551,400
                                               ------------
               TOTAL MEDIA...................    32,398,194
                                               ------------
               MEDICAL AND OTHER HEALTH SERVICES -- 3.15%
      94,350   Cardinal Health, Inc. ........     7,158,806
      81,300   Centocor Inc.(a)(c)...........     3,668,662
      85,000   IMS Health Inc. ..............     6,412,187
      41,000   McKesson Corp.(a).............     3,241,563
      71,200   Quintiles Transnational
                 Corp.(c)....................     3,800,300
                                               ------------
               TOTAL MEDICAL AND OTHER HEALTH
               SERVICES......................    24,281,518
                                               ------------
               OIL AND GAS -- 1.80%
     189,800   Exxon Corp. ..................    13,879,125
                                               ------------
               PHARMACEUTICALS -- 10.90%
     126,700   Bristol-Myers Squibb
                 Company.....................    16,954,044
     148,300   Eli Lilly & Company...........    13,180,162
     127,800   Pfizer, Inc. .................    16,030,913

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 1998

   SHARES                                         VALUE
   ------                                      ------------
               COMMON STOCK (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
     350,200   Schering-Plough Corp. ........  $ 19,348,550
     247,100   Warner Lambert Company........    18,578,831
                                               ------------
               TOTAL PHARMACEUTICALS.........    84,092,500
                                               ------------
               RETAIL -- 14.19%
     202,400   Costco Companies, Inc.(c).....    14,610,750
     368,200   CVS Corp. ....................    20,251,000
      83,900   Estee Lauder Companies --
                 Class A.....................     7,173,450
      75,650   Gap, Inc. ....................     4,255,312
     238,000   Home Depot, Inc. .............    14,562,625
     367,700   TJX Companies, Inc. ..........    10,663,300
     306,700   Wal-Mart Stores, Inc.(a)......    24,976,881
     220,800   Walgreen Company(a)...........    12,930,600
                                               ------------
               TOTAL RETAIL..................   109,423,918
                                               ------------
               TELECOMMUNICATIONS -- 13.51%
      76,500   Airtouch Communications,
                 Inc.(c).....................     5,517,563
     110,400   Ascend Communications,
                 Inc.(a)(c)..................     7,258,800
      95,100   General Instrument Corp.(c)...     3,227,456
     216,800   Lucent Technologies...........    23,848,000
     275,200   MCI Worldcom, Inc.(c).........    19,745,600
     240,900   SBC Communications, Inc. .....    12,918,263
     157,300   Sprint Corp. .................    13,232,863
     324,800   Tele-Communications TCI
                 Ventures Group(c)...........     7,653,100
     195,400   Tele-Communications, Inc.
                 Series A(a)(c)..............    10,808,063
                                               ------------
               TOTAL TELECOMMUNICATIONS......   104,209,708
                                               ------------
               TOBACCO -- 0.83%
     119,000   Philip Morris Companies,
                 Inc. .......................     6,366,500
                                               ------------
               UTILITIES -- 0.89%
     165,700   Peco Energy Company...........     6,897,262
                                               ------------
               TOTAL COMMON STOCK
               (Cost $549,500,109)...........   768,331,826
                                               ------------
               REGULATED INVESTMENT COMPANIES -- 2.46%
   4,400,000   Janus Money Market Fund(b)....     4,400,000

   SHARES                                         VALUE
   ------                                      ------------
               COMMON STOCK (CONTINUED)
               REGULATED INVESTMENT COMPANIES (CONTINUED)
  14,558,174   Merrimac Cash Fund -- Premium
                 Class(b)....................  $ 14,558,174
                                               ------------
               TOTAL REGULATED INVESTMENT
               COMPANIES (Cost
               $18,958,174)..................    18,958,174
                                               ------------
 PRINCIPAL
------------
               SHORT TERM CORPORATE NOTES -- 5.57%
 $11,000,000   JP Morgan Securities, Inc.,
                 Floating Rate, 5.605%,
                 01/15/99(b).................    11,000,000
  20,000,000   Morgan Stanley Dean Witter,
                 Floating Rate, 5.60%,
                 04/02/99(b).................    20,000,000
  12,000,000   Republic New York Securities
                 Corp., Floating Rate, 5.70%,
                 01/12/99(b).................    12,000,000
                                               ------------
               TOTAL SHORT TERM CORPORATE
               NOTES (Cost $43,000,000)......    43,000,000
                                               ------------
               TIME DEPOSITS -- 0.59%
   1,544,425   American Express Centurion
                 Bank, 5.33%, 02/08/99(b)....     1,544,425
     547,838   BankBoston, N.A., 5.63%,
                 04/30/99(b).................       547,838
   1,344,425   Bank of Montreal, 5.25%,
                 01/29/99(b).................     1,344,425
   1,115,538   Toronto Dominion, 5.125%,
                 03/17/99(b).................     1,115,538
                                               ------------
               TOTAL TIME DEPOSITS (Cost
               $4,552,226)...................     4,552,226
                                               ------------
               TOTAL SECURITIES (Cost
               $616,010,509).................   834,842,226
                                               ------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 1998

 PRINCIPAL                                        VALUE
------------                                   ------------
               REPURCHASE AGREEMENTS -- 3.28%
 $ 4,497,869   With Investors Bank & Trust,
                 dated 12/31/98, 4.25%, due
                 01/04/99, repurchase
                 proceeds at maturity
                 $4,499,993, (Collateralized
                 by Freddie Mac, 7.50%, due
                 04/01/07 with a value of
                 $4,722,834).................  $  4,497,869
  20,800,000   With Morgan Stanley Dean
                 Witter, dated 12/31/98,
                 4.02%, due 01/04/99,
                 repurchase proceeds at
                 maturity $20,809,291,
                 (Collateralized by U.S.
                 Government National Strips,
                 7.625%, due 02/15/25 with a
                 value of $21,217,552).......    20,800,000
                                               ------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost $25,297,869)............    25,297,869
                                               ------------
               Total Investments -- 111.52%
               (Cost $641,308,378)...........   860,140,095
               Other assets less
               liabilities -- (11.52)%.......   (88,871,634)
                                               ------------
               NET ASSETS -- 100.00%.........  $771,268,461
                                               ============

The aggregate cost of investments for federal income tax
purposes at December 31, 1998, is $642,310,162.
The following amount is based on costs for federal income
tax purposes:
    Gross unrealized appreciation..........  $218,345,789
    Gross unrealized depreciation..........      (515,856)
                                             ------------
    Net unrealized appreciation............  $217,829,933
                                             ============

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing securities.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 98.57%
              ADVERTISING -- 1.71%
     60,000   Clear Channel Communications,
                Inc.(c)......................  $  3,270,000
     40,000   Infinity Broadcasting
                Corp.(c).....................     1,095,000
     93,300   Interpublic Group, Inc. .......     7,440,675
                                               ------------
              TOTAL ADVERTISING..............    11,805,675
                                               ------------
              BANKS -- 0.95%
     50,000   Associates First Capital
                Corp. .......................     2,118,750
    110,000   Bank of New York...............     4,427,500
                                               ------------
              TOTAL BANKS....................     6,546,250
                                               ------------
              BUSINESS SERVICES -- 0.53%
    146,200   Manpower, Inc. ................     3,682,413
                                               ------------
              CHEMICALS -- 0.48%
     70,000   Monsanto Company...............     3,325,000
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 10.98%
    108,000   America Online, Inc. ..........    17,280,000
     40,000   BMC Software, Inc.(a)(c).......     1,782,500
    256,050   Cisco Systems, Inc.(c).........    23,764,641
     93,300   Electronic Arts(c).............     5,236,462
    178,000   Microsoft Corp.(c).............    24,686,375
     43,000   Network Associates, Inc.(c)....     2,848,750
                                               ------------
              TOTAL COMPUTER SOFTWARE AND
              SERVICES.......................    75,598,728
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 6.28%
    280,700   Compaq Computer Corp. .........    11,771,856
     97,000   Dell Computer Corp.(c).........     7,099,187
    100,000   EMC Corp.(c)...................     8,500,000
    146,600   Hewlett-Packard Company........    10,014,612
     24,000   International Business
                Machines.....................     4,434,000
     12,000   Xerox Corp. ...................     1,416,000
                                               ------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT......................    43,235,655
                                               ------------
              CONSUMER GOODS AND SERVICES -- 11.07%
     46,000   Colgate-Palmolive Company(a)...     4,272,250
    281,500   General Electric Company.......    28,730,594
    426,000   Gillette Company(a)............    20,581,125
    247,600   Proctor & Gamble Company(a)....    22,608,975
                                               ------------
              TOTAL CONSUMER GOODS AND
              SERVICES.......................    76,192,944
                                               ------------
              DEFENSE -- 0.42%
     50,000   General Dynamics Corp. ........     2,931,250
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS -- 2.05%
     37,000   General Motors Corp.,
                Class H(c)...................  $  1,468,437
    136,200   Solectron Corp.(c).............    12,658,088
                                               ------------
              TOTAL ELECTRONICS..............    14,126,525
                                               ------------
              FINANCE -- 2.79%
     88,600   American Express Company.......     9,059,350
     90,000   Amresco, Inc.(c)...............       787,500
     45,000   Citigroup, Inc. ...............     2,227,500
     81,000   Fannie Mae.....................     5,994,000
     32,000   Newcourt Credit Group..........     1,118,000
                                               ------------
              TOTAL FINANCE..................    19,186,350
                                               ------------
              FOOD AND BEVERAGE -- 4.75%
    108,400   Bestfoods......................     5,772,300
    247,800   Coca-Cola Company..............    16,571,625
    220,000   Coca-Cola Enterprises,
                Inc.(a)......................     7,865,000
     61,000   Pepsico, Inc...................     2,497,187
                                               ------------
              TOTAL FOOD AND BEVERAGE........    32,706,112
                                               ------------
              INSURANCE -- 2.21%
    157,300   American International
                Group(a).....................    15,199,112
                                               ------------
              LEISURE AND RECREATION -- 3.28%
    132,900   Carnival Corp. ................     6,379,200
    100,000   Host Marriott Corp. ...........     1,381,250
    227,500   Marriot International, Inc.,
                Class A......................     6,597,500
    273,000   Walt Disney Company(a).........     8,190,000
                                               ------------
              TOTAL LEISURE AND RECREATION...    22,547,950
                                               ------------
              MANUFACTURING -- 2.90%
    113,500   Mattel, Inc.(a)................     2,589,219
     35,000   Perkin-Elmer Corp. ............     3,414,688
    185,000   Tyco International Ltd. .......    13,955,938
                                               ------------
              TOTAL MANUFACTURING............    19,959,845
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 6.47%
     35,000   Bausch & Lomb, Inc. ...........     2,100,000
    269,200   Boston Scientific
                Corp.(a)(c)..................     7,217,925
     25,000   Cardinal Health, Inc. .........     1,896,875
    212,200   Johnson & Johnson..............    17,798,275
    151,600   Medtronics, Inc. ..............    11,256,300
     35,000   Sofamor Danek Group, Inc.(c)...     4,261,250
                                               ------------
              TOTAL MEDICAL AND OTHER HEALTH
              SERVICES.......................    44,530,625
                                               ------------
              OIL AND GAS -- 0.23%
     75,000   Conoco, Inc.(c)................     1,565,625
                                               ------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 1998

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS -- 14.01%
    112,665   Alza Corp.(a)(c)...............  $  5,886,746
     85,000   American Home Products
                Corp. .......................     4,786,562
     98,900   Bristol-Myers Squibb Company...    13,234,056
    260,600   Eli Lilly & Company............    23,160,825
     59,500   Merck & Company, Inc. .........     8,787,406
    238,400   Pfizer, Inc. ..................    29,904,300
     19,000   Sepracor, Inc.(a)(c)...........     1,663,688
    100,000   Warner-Lambert Company.........     7,518,750
     33,000   Zeneca Group PLC(ADR)(a).......     1,480,875
                                               ------------
              TOTAL PHARMACEUTICALS..........    96,423,208
                                               ------------
              REAL ESTATE INVESTMENT TRUST -- 0.02%
     10,000   Crestline Capital Corp. .......       146,250
                                               ------------
              RESTAURANTS -- 3.50%
    104,000   Cracker Barrel Old Country
                Store, Inc. .................     2,424,500
    233,900   McDonald's Corp. ..............    17,922,587
     75,000   Tricon Global Restaurants,
                Inc.(c)......................     3,759,375
                                               ------------
              TOTAL RESTAURANTS..............    24,106,462
                                               ------------
              RETAIL -- 7.72%
    153,200   Costco Companies, Inc.(c)......    11,059,125
     32,000   CVS Corp. .....................     1,760,000
     68,000   Dayton-Hudson Corp.(a).........     3,689,000
     90,000   Family Dollar Stores...........     1,980,000
    156,800   Gap Stores.....................     8,820,000
    327,800   Home Depot, Inc. ..............    20,057,262
     58,000   Nordstrom, Inc. ...............     2,011,875
     30,000   Walgreen Company...............     1,756,875
     25,000   Wal-Mart Stores, Inc. .........     2,035,938
                                               ------------
              TOTAL RETAIL...................    53,170,075
                                               ------------
              SEMICONDUCTORS -- 4.28%
     40,000   Altera Corp.(c)................     2,435,000
    213,000   Intel Corp. ...................    25,253,812
     21,000   Texas Instruments, Inc. .......     1,796,813
                                               ------------
              TOTAL SEMICONDUCTORS...........    29,485,625
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS -- 7.79%
     55,000   Ascend Communications,
                Inc.(a)(c)...................  $  3,616,250
     50,000   Intermedia Communications,
                Inc.(a)(c)...................       862,500
     65,000   Lucent Technologies............     7,150,000
    230,000   MCI Worldcom, Inc.(c)..........    16,502,500
    117,500   Nextel Communications, Inc.
                Class A(c)...................     2,775,938
     85,000   Nokia Corp.(ADR)(a)............    10,237,188
     45,000   SBC Communications, Inc. ......     2,413,125
    146,600   Tellabs, Inc.(a)(c)............    10,051,263
                                               ------------
              TOTAL TELECOMMUNICATIONS.......    53,608,764
                                               ------------
              THERAPEUTICS -- 2.36%
    140,000   Amgen, Inc.(c).................    14,638,750
     75,000   SangStat Medical Corp.(a)(c)...     1,593,750
                                               ------------
              TOTAL THERAPEUTICS.............    16,232,500
                                               ------------
              TOBACCO -- 1.79%
    230,000   Philip Morris Companies,
                Inc. ........................    12,305,000
                                               ------------
              TOTAL COMMON STOCK (Cost
              $484,265,304)..................   678,617,943
                                               ------------
              REGULATED INVESTMENT COMPANIES -- 1.75%
  9,197,900   Janus Money Market Fund(b).....     9,197,900
  2,825,737   Merrimac Cash Fund -- Premium
                Class(b).....................     2,825,737
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $12,023,637)...    12,023,637
                                               ------------

 PRINCIPAL
-----------
              SHORT TERM CORPORATE NOTES -- 5.81%
$10,000,000   JP Morgan Securities Inc.,
                Floating Rate, 5.605%,
                01/15/99(b)..................    10,000,000
 10,000,000   Morgan Stanley Dean Witter,
                Floating Rate, 5.60%,
                04/02/99(b)..................    10,000,000
 15,000,000   Prudential Securities, Inc.,
                Floating Rate, 5.70%,
                06/14/99(b)..................  15,000,000 \

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 1998

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 5,000,000   Republic New York Securities
                Corp., Floating Rate, 5.70%,
                01/12/99(b)..................  $  5,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $40,000,000).......    40,000,000
                                               ------------
              TIME DEPOSITS -- 2.56%
  1,375,205   American Express Centurion
                Bank, 5.33%, 02/08/99(b).....     1,375,205
  9,264,242   BankBoston, N.A., 5.63%,
                04/30/99(b)..................     9,264,242
  4,760,104   Bank of Montreal, 5.25%,
                01/29/99(b)..................     4,760,104
  2,215,029   Toronto Dominion, 5.125%,
                03/17/99(b)..................     2,215,029
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $17,614,580)...................    17,614,580
                                               ------------
              TOTAL SECURITIES (Cost
              $553,903,521)..................   748,256,160
                                               ------------
              REPURCHASE AGREEMENTS -- 1.81%
  5,564,722   With Investors Bank & Trust,
                dated 12/31/98, 4.25%, due
                01/04/99, repurchase proceeds
                at maturity $5,567,350
                (Collateralized by Freddie
                Mac, Floating Rate, 6.662%
                (++), with a value of
                $189,984, due 12/15/22, and
                Fannie Mae, Series 1998-24,
                6.50%, with a value of
                $5,653,197, due 05/18/28)....     5,564,722
$ 6,926,683   With Investors Bank & Trust,
                dated 12/31/98, 4.25%, due
                01/04/99, repurchase proceeds
                at maturity $6,929,953,
                (Collateralized by Freddie
                Mac Adjustable Rate Mortgage,
                6.618%, due 01/01/21, with a
                value of $5,854,159 and
                Fannie Mae Adjustable Rate
                Mortgage, 7.045%, due
                10/01/23, with a value of
                $1,419,139)..................     6,926,683
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $12,491,405).............    12,491,405
                                               ------------
              Total Investments -- 110.50%
              (Cost $566,394,926)............   760,747,565
              Other assets less
              liabilities -- (10.50)%........   (72,299,000)
                                               ------------
              NET ASSETS -- 100.00%..........  $688,448,565
                                               ============

The aggregate cost of securities for federal income tax
purposes at December 31, 1998, is $569,812,770.
The following amount is based on costs for federal income
tax purposes:
    Gross unrealized appreciation..........  $201,627,079
    Gross unrealized depreciation..........   (10,692,284)
                                             ------------
    Net unrealized appreciation............  $190,934,795
                                             ============

---------------

(a)   All or part of this security is on loan.
(b)   Collateral for securities on loan.
(c)   Non-income producing security.
(++) This interest rate is subject to change monthly based on the London Interbank Offered Rate
      ("LIBOR").
      The rate shown was in effect at December 31, 1998.

(ADR) -- American Depository Receipts.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 91.53%
              ADVERTISING -- 3.39%
     53,600   Doubleclick, Inc.(a)(c)......  $    2,442,150
115,900....   Lamar Advertising
              Company(c)...................       4,317,275
    728,700   Snyder Communications,
                Inc.(a)(c).................      24,593,625
                                             --------------
              TOTAL ADVERTISING............      31,353,050
                                             --------------
              AEROSPACE -- 1.62%
    219,900   AAR Corp. ...................       5,250,112
    181,800   Gulfstream Aerospace
                Corp.(c)...................       9,680,850
                                             --------------
              TOTAL AEROSPACE..............      14,930,962
                                             --------------
              BANKS -- 3.54%
    234,765   Charter One Financials,
                Inc. ......................       6,514,729
    138,160   First Washington Bancorp,
                Inc. ......................       3,315,840
    167,971   HUBCO, Inc. .................       5,060,126
     68,455   Mercantile Bancorporation....       3,157,487
    325,000   Peoples Bank.................       8,978,125
    145,400   Sterling Financial
                Corp.(c)...................       2,471,800
     73,304   Summit Bancorp...............       3,202,469
                                             --------------
              TOTAL BANKS..................      32,700,576
                                             --------------
              BUSINESS SERVICES -- 4.36%
    107,100   ABM Industries, Inc. ........       3,708,337
     90,200   Century Business Services,
                Inc.(a)(c).................       1,296,625
     32,400   CSG Systems International,
                Inc.(a)(c).................       2,559,600
     89,000   F.Y.I., Inc.(c)..............       2,848,000
     76,650   Iron Mountain, Inc.(c).......       2,764,191
    151,600   Manpower, Inc. ..............       3,818,425
     71,800   MARC, Inc. ..................         762,875
    283,900   Metzler Group, Inc.(a)(c)....      13,822,381
     69,700   Pre-Paid Legal Services,
                Inc.(c)....................       2,300,100
    257,500   Protection One, Inc.(a)(c)...       2,204,844
     50,000   Reynolds & Reynolds Co. .....       1,146,875
     64,000   USWeb Corp.(a)(c)............       1,688,000
     60,000   Volt Information Sciences,
                Inc.(c)....................       1,353,750
                                             --------------
              TOTAL BUSINESS SERVICES......      40,274,003
                                             --------------
              CHEMICALS -- 0.21%
     57,000   Chemed Corp. ................       1,909,500
                                             --------------
              COMMERCIAL SERVICES -- 0.35%
    138,200   Coinmach Laundry
                Corp.(a)(c)................       1,796,600
      4,700   MPW Industrial Services
                Group, Inc. ...............          52,875
     38,861   Nova Corp.(c)................       1,347,991
                                             --------------
              TOTAL COMMERCIAL SERVICES....       3,197,466
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMMUNICATIONS -- 2.00%
     82,000   American Tower Corp. -- Class
                A(a)(c)....................  $    2,424,125
    302,900   Arch Communications Group,
                Inc.(c)....................         435,419
    116,600   Clear Channel
                Communications(c)..........       6,354,700
      4,700   EchoStar Communications --
                Class A(a)(c)..............         227,362
    109,000   Inter-Tel, Inc. .............       2,547,875
    119,600   Jones Intercable, Inc. --
                Class A(a)(c)..............       4,260,750
    107,718   Saga Communications,
                Inc.(c)....................       2,208,219
                                             --------------
              TOTAL COMMUNICATIONS.........      18,458,450
                                             --------------
              COMPUTER AND SOFTWARE SERVICES -- 19.21%
     28,800   Advantage Learning Systems,
                Inc.(c)....................       1,893,600
    105,900   Aspect Development,
                Inc.(c)....................       4,692,694
    104,900   At Home Corporation -- Class
                A(a)(c)....................       7,788,825
     31,900   AVT Corporation(c)...........         925,100
     62,100   AXENT Technologies,
                Inc.(c)....................       1,897,931
     50,900   Bindview Development
                Corp.(c)...................       1,399,750
     37,600   Broadvision, Inc.(a)(c)......       1,203,200
     82,400   CACI International,
                Inc.(c)....................       1,390,500
     27,900   Citrix Systems, Inc.(c)......       2,708,044
     70,600   Complete Business Solutions,
                Inc.(c)....................       2,391,575
     56,000   Computer Horizons Corp.(c)...       1,491,000
     19,100   Concord Communications,
                Inc.(c)....................       1,083,925
    109,800   Dendrite International,
                Inc.(c)....................       2,741,574
     21,700   Documentum, Inc.(c)..........       1,159,594
    202,800   Electronic Arts, Inc.(c).....      11,382,150
     55,100   Electronics For Imaging,
                Inc.(c)....................       2,214,331
     38,600   Engineering Animation,
                Inc.(a)(c).................       2,084,400
     10,600   Factset Research Systems,
                Inc.(c)....................         654,550
     66,700   First Virtual Corp.,
                Inc.(c)....................       1,050,525
     91,000   Genesys Telecomm Labs,
                Inc.(c)....................       2,024,750
     33,000   Great Plains Software,
                Inc.(c)....................       1,592,250
     37,200   IDX Systems Corp.(c).........       1,636,800
     34,750   IMR Global Corporation(c)....       1,022,953
     65,300   Inktomi Corp.(a)(c)..........       8,448,187
     69,400   International Network
                Services(a)(c).............       4,615,100
     46,600   Intuit Inc.(c)...............       3,378,500
    296,100   ISS Group, Inc.(c)...........      16,285,500

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1998

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTER AND SOFTWARE SERVICES (CONTINUED)
    151,600   Legato Systems, Inc.(c)......  $    9,996,125
     35,100   Maxwell Technologies,
                Inc.(c)....................       1,412,775
     62,000   Mercury Interactive
                Corp.(c)...................       3,921,500
     80,200   Microchip Technology,
                Inc.(c)....................       2,967,400
     69,200   Micromuse, Inc.(a)(c)........       1,349,400
     49,700   Microsoft Corp.(c)...........       6,892,769
     42,400   MicroStrategy, Inc.(a)(c)....       1,335,600
     34,100   Mindspring Enterprises,
                Inc.(c)....................       2,082,231
     38,900   National Computer System,
                Inc........................       1,439,300
    102,200   Network Appliance, Inc.(c)...       4,599,000
     39,000   Network Solutions, Inc. --
                Class A(a)(c)..............       5,104,125
     19,600   New Era of Networks,
                Inc.(c)....................         862,400
     55,000   Peregrine Systems,
                Inc.(a)(c).................       2,550,625
     61,300   Pomeroy Computer Resources,
                Inc.(c)....................       1,379,250
     74,100   Progress Software Corp.(c)...       2,500,875
     80,500   Quadramed Corp.(a)(c)........       1,650,250
    267,800   Rational Software Corp.(c)...       7,096,700
     33,100   Sapient Corporation(a)(c)....       1,853,600
     37,500   Siebel Systems, Inc.(c)......       1,272,656
    101,200   Software AG Systems,
                Inc.(c)....................       1,834,250
    142,200   Sterling Commerce, Inc.(c)...       6,399,000
    118,700   Systems & Computer Tech
                Corp.(c)...................       1,632,125
     51,300   Tele-Comm, Inc. A Liberty
                Media(a)(c)................       2,363,006
     51,500   Transaction Systems
                Architects, Inc. Class
                A(c).......................       2,575,000
     39,000   TSI International Software
                Ltd.(c)....................       1,867,125
     45,425   Veritas Software Corp.(c)....       2,722,661
     32,500   Verity Inc.(c)...............         861,250
     28,900   Visual Networks, Inc.(c).....       1,083,750
     86,700   Whittman-Hart, Inc.(c).......       2,395,088
     44,750   Wind River Systems(a)(c).....       2,103,250
    128,400   Xylan Corp.(a)(c)............       2,255,025
                                             --------------
              TOTAL COMPUTER AND SOFTWARE
              SERVICES.....................     177,515,419
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.99%
    142,200   Compaq Computer Corp. .......       5,963,512
    100,000   Dell Computer Corp.(c).......       7,318,750
     52,100   Insight Enterprises,
                Inc.(c)....................       2,650,588
     36,600   Jack Henry & Associates,
                Inc. ......................       1,820,850
      9,500   SCM Microsystems, Inc.(c)....         675,094
                                             --------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT....................      18,428,794
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CONSTRUCTION -- 0.31%
    185,200   Michael Baker Corp.(c).......  $    1,805,700
     21,000   Lowe's Companies, Inc. ......       1,074,937
                                             --------------
              TOTAL CONSTRUCTION...........       2,880,637
                                             --------------
              CONSUMER GOODS AND SERVICES -- 0.87%
    103,300   Carriage Services, Inc.(c)...       2,937,594
     58,800   Glacier Water Services,
                Inc.(a)(c).................       1,528,800
    116,800   Helen of Troy Ltd.(c)........       1,715,500
     87,400   infoUSA, Inc. -- Class
                A(c).......................         426,075
     44,700   infoUSA, Inc. -- Class
                B(c).......................         234,675
     99,800   Pameco Corp.(c)..............       1,153,938
                                             --------------
              TOTAL CONSUMER GOODS AND
              SERVICES.....................       7,996,582
                                             --------------
              EDUCATION -- 1.34%
    109,800   Apollo Group, Inc. --
                Class A(c).................       3,719,475
      8,500   Childrens Comprehensive
                Services, Inc.(c)..........         120,062
     74,100   DeVry, Inc.(c)...............       2,269,312
    136,825   ITT Educational Services,
                Inc.(c)....................       4,652,050
     54,500   Sylvan Learning Systems,
                Inc.(a)(c).................       1,662,250
                                             --------------
              TOTAL EDUCATION..............      12,423,149
                                             --------------
              ELECTRONICS -- 2.71%
     65,800   Applied Micro Circuits
                Corp.(c)...................       2,235,147
    132,300   Gentex Corp.(c)..............       2,646,000
     78,050   Hughes Supply, Inc. .........       2,282,962
     70,000   Jabil Circuit, Inc.(c).......     5,223,750 \
     86,600   Level One Communications,
                Inc.(a)(c).................       3,074,300
     45,100   LSI Industries Inc. .........       1,011,931
     25,300   Micrel, Inc.(c)..............       1,391,500
     15,000   MIPS Technologies, Inc.(c)...         480,000
     50,030   Richardson Electronics,
                Ltd. ......................         481,539
    105,000   Rogers Corp.(c)..............       3,136,875
    309,300   Sensormatic Electronics
                Corp.(a)(c)................       2,145,769
     26,200   Sipex Corp.(c)...............         920,275
                                             --------------
              TOTAL ELECTRONICS............      25,030,048
                                             --------------
              ENGINEERING -- 0.27%
    107,900   URS Corp.(a)(c)..............       2,522,163
                                             --------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 1.79%
    110,220   Allied Waste Industries,
                Inc.(c)....................       2,603,947
    146,793   BHA Group, Inc. .............       2,036,753
    116,000   Superior Services, Inc.(c)...       2,327,250

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1998

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              ENVIRONMENTAL MANAGEMENT
              SERVICES (CONTINUED)
    232,462   Tetra Tech, Inc.(c)..........  $    6,291,016
     63,100   US Liquids, Inc.(c)..........       1,419,750
    106,300   Waste Industries, Inc.(c)....       1,833,675
                                             --------------
              TOTAL ENVIRONMENTAL
              MANAGEMENT SERVICES..........      16,512,391
                                             --------------
              EQUIPMENT RENTAL AND LEASING -- 0.98%
     97,500   Aaron Rents, Inc. -- Class
                B..........................       1,474,687
    140,000   Amplicon, Inc. ..............       2,108,750
    135,000   Electro Rent Corp.(c)........       2,176,875
     79,000   XTRA Corp....................       3,268,625
                                             --------------
              TOTAL EQUIPMENT RENTAL AND
              LEASING......................       9,028,937
                                             --------------
              FINANCE -- 2.93%
    311,690   Allied Capital Corp. ........       5,396,133
     94,300   Cash American Investments,
                Inc. ......................       1,432,181
    128,160   CCB Financial Corp. .........       7,305,120
     77,000   Kansas City Southern
                Industries, Inc. ..........       3,787,438
     63,670   Metris Companies, Inc. ......       3,203,397
     42,800   NCO Group, Inc.(c)...........       1,926,000
     16,000   Profit Recovery Group
                International, Inc.(c).....         599,000
     90,000   Washington Mutual, Inc. .....       3,436,875
                                             --------------
              TOTAL FINANCE................      27,086,144
                                             --------------
              FOOD AND BEVERAGE -- 2.23%
     71,700   American Italian Pasta --
                Class A(c).................       1,891,087
    110,000   Applebees International,
                Inc. ......................       2,268,750
    128,700   Benihana, Inc.(c)............       1,335,262
    476,600   Ruby Tuesday, Inc. ..........      10,127,750
     90,800   Sylvan, Inc.(c)..............       1,350,650
     89,300   United Natural Foods,
                Inc.(c)....................       2,154,363
     30,000   Whole Foods Market,
                Inc.(c)....................       1,451,250
                                             --------------
              TOTAL FOOD AND BEVERAGE......      20,579,112
                                             --------------
              INSURANCE -- 1.02%
     58,100   Mutual Risk Management
                Ltd.(a)....................       2,273,163
     38,600   National Western Life
                Insurance -- Class A(c)....       4,535,500
     96,500   Penn Treaty American
                Corp.(a)(c)................       2,599,469
                                             --------------
              TOTAL INSURANCE..............       9,408,132
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              LEISURE AND
                RECREATION -- 1.83%
    162,100   American Coin
                Merchandising(c)...........  $      952,338
     70,500   Family Golf Centers,
                Inc.(a)(c).................       1,392,375
     63,900   Harveys Casinos Resorts......       1,769,231
    207,500   SFX Entertainment, Inc. --
                Class A(a)(c)..............      11,386,562
    101,200   Vistana, Inc.(a)(c)..........       1,416,800
                                             --------------
              TOTAL LEISURE AND
              RECREATION...................      16,917,306
                                             --------------
              MACHINERY -- 0.92%
     85,200   Applied Power, Inc. -- Class
                A..........................       3,216,300
    207,600   JLG Industries, Inc. ........       3,243,750
     74,100   Specialty Equipment Co.(c)...       2,005,331
                                             --------------
              TOTAL MACHINERY..............       8,465,381
                                             --------------
              MANUFACTURING -- 4.57%
    200,600   Alpha Industries, Inc.(c)....       7,221,600
    381,800   C&D Technology, Inc. ........      10,499,500
     82,300   Chase Industries, Inc.(c)....         859,006
     94,200   DT Industries, Inc. .........       1,483,650
     48,600   E-Tek Dynamics, Inc.(c)......       1,300,050
    114,800   Flextronics International
                Ltd.(a)(c).................       9,829,750
    139,800   Lydall, Inc.(c)..............       1,660,125
    149,400   Motorcar Parts and
                Accessories, Inc.(c).......       1,708,763
    119,200   Rock of Ages Corp.(c)........       1,698,600
     70,300   Scotsman Industries, Inc.....       1,445,544
     28,200   Waters Corp.(c)..............       2,460,450
    122,175   Watsco, Inc. ................       2,046,431
                                             --------------
              TOTAL MANUFACTURING..........      42,213,469
                                             --------------
              MEDIA -- 3.39%
    116,600   Chancellor Media Corp. --
                Class A(a)(c)..............       5,582,225
     38,100   Consolidated Graphics,
                Inc.(c)....................       2,574,131
    209,500   Emmis Broadcasting Corp. --
                Class A(a)(c)..............       9,087,062
    206,600   Granite Broadcasting
                Corp.(a)(c)................       1,239,600
     78,550   Gray Communications Systems,
                Inc. ......................       1,438,447
    171,000   Houghton Mifflin Company.....       8,079,750
     20,800   TCA Cable TV, Inc. ..........         742,300
     77,000   USA Networks, Inc.(c)........       2,550,625
                                             --------------
              TOTAL MEDIA..................      31,294,140
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1998

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES -- 10.00%
    187,300   Advocat, Inc.(c).............  $    1,041,856
     78,500   Alternative Living Services,
                Inc.(a)(c).................       2,688,625
     20,600   Brookdale Living Communities,
                Inc.(c)....................         401,700
    105,100   Centennial Healthcare
                Corp.(c)...................       1,629,050
     29,600   Cerner Corp.(a)(c)...........         791,800
     29,500   Cytyc Corp.(c)...............         759,625
    173,300   Daniel Industries............       2,101,262
     37,300   Express Scripts, Inc. --
                Class A(c).................       2,503,762
     93,200   Genzyme Corp.(a).............       4,636,700
     61,700   Hooper Holmes, Inc. .........       1,789,300
    138,400   Horizon Health Corp.(c)......       1,089,900
      9,300   Immunex Corp.(c).............       1,170,056
     60,000   Lifeline Systems, Inc.(c)....       1,500,000
     50,400   Lunar Corp.(c)...............         478,800
    204,000   Mariner Post -- Acute
                Network, Inc.(c)...........         930,750
     78,800   Medical Manager Corp.(c).....       2,472,350
    191,000   Medirisk, Inc.(c)............         955,000
     45,600   MedQuist, Inc.(c)............       1,801,200
     23,800   MiniMed, Inc.(c).............       2,493,050
    138,000   Morrison Health Care,
                Inc. ......................       2,630,625
     84,200   National Dentex Corp.(c).....       1,410,350
    134,400   Orthalliance, Inc. -- Class
                A(c).......................       1,478,400
    285,000   Owens & Minor Holding
                Company....................       4,488,750
     73,600   Pediatrix Medical Group,
                Inc.(a)(c).................       4,411,400
    232,400   Prime Medical Service,
                Inc.(c)....................       1,699,425
     65,000   Province Healthcare Co.(c)...       2,331,875
    509,000   Quorum Health Group,
                Inc.(c)....................       6,585,188
    112,650   Renal Care Group, Inc.(c)....       3,245,728
    188,100   Res-Care, Inc.(a)(c).........       4,643,719
     36,700   ResMed, Inc.(a)(c)...........       1,665,263
     95,300   Rural/Metro Corp.(c).........       1,042,344
    187,400   Shared Medical Systems
                Corp. .....................       9,346,575
     42,200   Sunrise Assisted Living,
                Inc.(a)(c).................       2,189,125
     91,300   Theragenics Corp.(c)                1,534,981
    239,700   Universal Health Services --
                Class B(c).................      12,434,438
                                             --------------
              TOTAL MEDICAL AND OTHER
              HEALTH SERVICES..............      92,372,972
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              METALS AND MINING -- 0.33%
    116,500   Furon Company................  $    1,987,781
     50,500   Wolverine Tube, Inc.(c)......       1,060,500
                                             --------------
              TOTAL METALS AND MINING......       3,048,281
                                             --------------
              OIL AND GAS -- 1.18%
    121,300   Berry Petroleum..............       1,720,944
     96,200   Petroleum Helicopters,
                Inc. ......................       1,731,600
    147,600   Pride International,
                Inc.(c)....................       1,042,425
    216,700   Tosco Corp. .................       5,607,113
     76,050   World Fuel Services Corp. ...         817,538
                                             --------------
              TOTAL OIL AND GAS............      10,919,620
                                             --------------
              PHARMACEUTICALS -- 2.81%
     76,900   Agouron Pharmaceuticals,
                Inc.(a)(c).................       4,517,875
     93,200   ALZA Corp. -- Class
                A(a)(c)....................       4,869,700
     74,000   Duane Reade, Inc.(a)(c)......       2,849,000
     64,800   Medicis Pharmaceutical
                Corp. -- Class A(a)........       3,863,700
     41,100   PathoGenesis Corp.(a)(c).....       2,383,800
    100,000   Warner-Lambert Co. ..........       7,518,750
                                             --------------
              TOTAL PHARMACEUTICALS........      26,002,825
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.39%
     49,669   Chateau Communities, Inc. ...       1,455,923
    179,700   Equity Inns, Inc. ...........       1,729,612
     60,100   Health Care Property
                Investments, Inc. .........       1,848,075
     46,900   National Health Investors,
                Inc. ......................       1,157,844
     93,900   Pacific Gulf Properties,
                Inc. ......................       1,883,869
    105,300   RFS Hotel Investors, Inc. ...       1,289,925
     87,000   Sovran Self Storage, Inc. ...       2,185,875
     38,300   Sun Communities, Inc. .......       1,333,319
                                             --------------
              TOTAL REAL ESTATE INVESTMENT
              TRUSTS.......................      12,884,442
                                             --------------
              RETAIL -- 3.31%
     32,900   American Eagle Outfitters,
                Inc.(c)....................       2,191,962
    142,200   Best Buy Company, Inc.(c)....       8,727,525
    303,850   Consolidated Stores
                Corp.(c)...................       6,133,972
    116,000   Duckwall -- Alco Stores,
                Inc.(c)....................       1,537,000
    200,000   Fingerhut Companies, Inc. ...       3,087,500
     61,100   Fred's, Inc. ................         916,500
     77,600   Linens 'n Things, Inc.(c)....       3,074,900
    141,100   Michael Anthony Jewelers,
                Inc.(c)....................         458,575
     68,400   MSC Industrial Direct Co. --
                Class A(c).................       1,547,550
     49,300   Party City Corp.(c)..........         711,769

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1998

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              RETAIL (CONTINUED)
     32,900   School Specialty, Inc.(c)....  $      703,237
    197,000   U.S. Vision, Inc.(c).........       1,526,750
                                             --------------
              TOTAL RETAIL.................      30,617,240
                                             --------------
              SECURITY  -- 1.33%
    110,600   Borg-Warner Security
                Corp.(c)...................       2,073,750
     71,200   Kroll-O'Gara Company(c)......       2,807,950
    232,500   Pittston Brink's Group.......       7,410,938
                                             --------------
              TOTAL SECURITY...............      12,292,638
                                             --------------
              SEMICONDUCTORS -- 0.57%
     13,200   Qlogic Corp.(c)..............       1,727,550
     30,900   TranSwitch Corporation(c)....       1,203,169
     51,300   Vitesse Semiconductor
                Corp.(c)...................       2,340,563
                                             --------------
              TOTAL SEMICONDUCTORS.........       5,271,282
                                             --------------
              TELECOMMUNICATIONS -- 4.02%
     42,900   Aware, Inc.(c)...............       1,166,344
     48,575   Centennial Cellular Corp. --
                Class A(c).................       1,991,575
     82,900   CFW Communications Co. ......       1,937,787
    170,100   Comdial Corp.(c).............       1,499,006
    218,328   Davel Communications
                Group(a)(c)................       3,984,477
     23,900   Dycom Industries, Inc.(c)....       1,365,287
    121,000   Excel Switching Corp.(c).....       4,598,000
     48,800   GeoTel Communications
                Corp.(c)...................       1,817,800
     69,900   Lucent Technologies, Inc. ...       7,689,000
    188,190   Metrocall, Inc.(c)...........         823,331
     39,600   Motorola, Inc. ..............       2,418,075
     51,800   Pacific Gateway Exchange,
                Inc.(c)....................       2,489,638
     71,100   Polycom, Inc.(c).............       1,581,975
     22,000   Proxim, Inc.(c)..............         587,125
     31,700   RF Micro Devices,
                Inc.(a)(c).................       1,470,088
    172,000   Rural Cellular Corp. -- Class
                A(c).......................       1,806,000
                                             --------------
              TOTAL TELECOMMUNICATIONS.....      37,225,508
                                             --------------
              TRANSPORT SERVICES -- 0.18%
     48,700   Coach USA, Inc.(c)...........       1,689,281
                                             --------------
              TRANSPORTATION: FREIGHT -- 3.78%
    185,700   Air Express International
                Corp. .....................       4,038,975
    430,000   Airborne Freight Corp.(a)....      15,506,875
    266,400   Circle International Group,
                Inc. ......................       5,461,200
    148,700   CNF Transportation, Inc. ....       5,585,544
    115,474   Fritz Companies, Inc.(c).....       1,248,563

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TRANSPORTATION: FREIGHT (CONTINUED)
    102,200   Pittston BAX Group...........  $    1,136,975
     65,000   Sea Containers Ltd. .........       1,945,938
                                             --------------
              TOTAL TRANSPORTATION:
              FREIGHT......................      34,924,070
                                             --------------
              UTILITIES: ELECTRIC -- 0.80%
    850,000   El Paso Electric
                Company(c).................       7,437,500
                                             --------------
              TOTAL COMMON STOCK (Cost
              $666,904,959)................     845,811,470
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 2.89%
  4,000,000   Janus Money Market Fund(b)...       4,000,000
 22,731,643   Merrimac Cash Fund -- Premium
                Class(b)...................      22,731,643
                                             --------------
              Total Regulated Investment
              Companies (Cost
              $26,731,643).................      26,731,643
                                             --------------

 PRINCIPAL
-----------
              TIME DEPOSITS -- 5.62%
$16,192,848   American Express Centurion
                Bank, 5.33%, 02/08/99(b)...      16,192,848
 22,592,466   BankBoston, N.A., 5.63%,
                04/30/99(b)................      22,592,466
  2,859,758   Bank of Montreal, 5.25%,
                01/29/99(b)................       2,859,758
 10,336,785   Toronto Dominion, 5.125%,
                03/17/99(b)................      10,336,785
                                             --------------
              TOTAL TIME DEPOSITS (Cost
              $51,981,857).................      51,981,857
                                             --------------
              SHORT TERM CORPORATE NOTES -- 4.44%
 11,000,000   JP Morgan Securities Inc.,
                5.605%, 01/15/99 (b).......      11,000,000
 20,000,000   Morgan Stanley Dean Witter,
                5.60%, 04/02/99(b).........      20,000,000
 10,000,000   Republic New York Securities
                Corp., 5.70%,
                01/12/99(b)................      10,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE NOTES
              (Cost $41,000,000)...........      41,000,000
                                             --------------
              TOTAL SECURITIES (Cost
              $786,618,459)................     965,524,970
                                             --------------
              REPURCHASE AGREEMENTS -- 8.65%
 18,640,038   With Investors Bank & Trust
                dated 12/31/98, 4.25%, due
                01/04/99, repurchase
                proceeds at maturity
                $18,648,840 (Collateralized
                by various Fannie Mae
                obligations,
                6.50% -- 7.50%, due
                02/01/10 through 04/01/27,
                with a total value of
                $19,572,051)...............      18,640,038

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1998

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$26,545,268   With Investors Bank & Trust
                dated 12/31/98, 4.25%, due
                01/04/99, repurchase
                proceeds at maturity
                $26,557,803 (Collateralized
                by various Government
                National Mortgage
                Association Adjustable Rate
                Mortgage obligations,
                6.625% -- 7.00%, due
                10/20/22 through 02/20/26,
                with a total value of
                $27,872,624)...............  $   26,545,268
 20,790,404   With Investors Bank & Trust
                dated 12/31/98, 4.25%, due
                01/04/99, repurchase
                proceeds at maturity
                $20,800,222 (Collateralized
                by various Government
                National Mortgage
                Association Adjustable Rate
                Mortgage obligations,
                6.625% -- 6.875%, due
                01/20/23 through 06/20/26,
                with a total value of
                $21,830,044)...............      20,790,404
 13,914,985   With Investors Bank & Trust
                dated 12/31/98, 4.25%, due
                01/04/99, repurchase
                proceeds at maturity
                $13,921,556 (Collateralized
                by various Government
                National Mortgage
                Association Adjustable Rate
                Mortgage obligations,
                6.625% -- 9.00%, due
                11/15/21 through 06/20/26,
                with a total value of
                $14,610,936)...............      13,914,985
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $79,890,695)...........      79,890,695
                                             --------------
              Total Investments -- 113.13%
              (Cost $866,509,154)..........   1,045,415,665
              Other assets less
              liabilities -- (13.13)%......    (121,325,781)
                                             --------------
              NET ASSETS -- 100.00%........  $  924,089,884
                                             ==============

The aggregate cost of securities for federal income tax
purposes at December 31, 1998, is $879,554,249.
The following amount is based on costs for federal income
tax purposes:
    Gross unrealized appreciation..........  $200,232,698
    Gross unrealized depreciation..........   (34,371,282)
                                             ------------
    Net unrealized appreciation............  $165,861,416
                                             ============

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing security.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCK -- 100.07%
             ADVERTISING -- 2.55%
    26,000   Interpublic Group, Inc...........  $ 2,073,500
                                                -----------
             COMPUTER SOFTWARE AND SERVICES -- 17.54%
    15,000   America Online, Inc. ............    2,399,063
    22,500   Cisco Systems, Inc.(c)...........    2,088,281
    25,000   Compuware Corp.(c)...............    1,953,125
    15,000   Microsoft Corp.(c)...............    2,080,313
    45,000   New Era of Networks..............    1,980,000
    25,000   Secure Computing Corp. ..........      476,562
    45,000   Siebel Systems, Inc..............    1,527,187
     7,500   Yahoo, Inc.(a)...................    1,762,969
                                                -----------
             TOTAL COMPUTER SOFTWARE AND
             SERVICES.........................   14,267,500
                                                -----------
             COMPUTERS AND OFFICE EQUIPMENT -- 7.83%
    15,000   CDW Computer Centers, Inc.(a)....    1,439,063
    30,000   Cybex Corp. .....................      881,250
    25,000   Dell Computer Corp.(c)...........    1,829,688
    10,000   Sun Microsystems, Inc............      856,250
    40,000   Xircom, Inc......................    1,360,000
                                                -----------
             TOTAL COMPUTERS AND OFFICE
             EQUIPMENT........................    6,366,251
                                                -----------
             CONSUMER GOODS AND SERVICES -- 3.26%
    50,000   Convergys Corp.(a)...............    1,118,750
    15,000   General Electric Company.........    1,530,937
                                                -----------
             TOTAL CONSUMER GOODS AND
             SERVICES.........................    2,649,687
                                                -----------
             ELECTRONICS -- 10.16%
    30,445   American Power Conversion
               Corp. .........................    1,474,680
    30,000   Plexus Corp. ....................    1,016,250
    25,000   Sanmina Corp. ...................    1,562,500
    25,000   Solectron Corp. .................    2,323,438
    25,000   Tyco International Ltd. .........    1,885,937
                                                -----------
             TOTAL ELECTRONICS................    8,262,805
                                                -----------
             FINANCIAL SERVICES -- 1.89%
    15,000   American Express Company.........    1,533,750
                                                -----------
             INSURANCE -- 2.23%
    18,750   American International Group.....    1,811,719
                                                -----------
             LEISURE AND RECREATION -- 1.77%
    30,000   Carnival Corp. ..................    1,440,000
                                                -----------
             MEDIA -- 5.06%
    30,000   Clear Channel Communications.....    1,635,000
    40,000   Time Warner, Inc.................    2,482,500
                                                -----------
             TOTAL MEDIA......................    4,117,500
                                                -----------
             MEDICAL AND OTHER HEALTH SERVICES -- 2.28%
    24,985   Medtronics, Inc. ................    1,855,136
                                                -----------
             PHARMACEUTICALS -- 21.84%
    12,500   Bristol-Myers Squibb Company.....    1,672,656
    20,000   Cardinal Health, Inc.............    1,517,500
    25,000   Chattem, Inc.....................    1,196,875

  SHARES                                           VALUE
  ------                                        -----------
             PHARMACEUTICALS (CONTINUED)
    15,000   Eli Lilly & Company..............  $ 1,333,125
    20,000   Johnson & Johnson................    1,677,500
    40,000   King Pharmaceuticals, Inc. ......    1,045,000
    10,000   Merck & Company, Inc. ...........    1,476,875
    17,500   Pfizer, Inc. ....................    2,195,156
    30,000   Schering-Plough Corp. ...........    1,657,500
    20,000   Sepracor, Inc.(a)................    1,751,250
    29,725   Warner-Lambert Company...........    2,234,948
                                                -----------
             TOTAL PHARMACEUTICALS............   17,758,385
                                                -----------
             RETAIL -- 7.53%
     4,000   Amazon.com, Inc..................    1,285,000
    20,000   Costco Companies, Inc............    1,443,750
    25,000   Gap Stores.......................    1,406,250
    32,500   Home Depot, Inc..................    1,988,594
                                                -----------
             TOTAL RETAIL.....................    6,123,594
                                                -----------
             RESTAURANTS -- 1.88%
    20,000   McDonald's Corp. ................    1,532,500
                                                -----------
             SEMICONDUCTORS -- 6.02%
    15,000   Broadcom Corp. -- Class A........    1,811,250
    15,000   Intel Corp. .....................    1,778,437
    10,000   Qlogic Corp......................    1,308,750
                                                -----------
                                                  4,898,437
                                                -----------
             TELECOMMUNICATIONS -- 8.23%
    30,000   Bellsouth Corp...................    1,496,250
    20,000   Lucent Technologies..............    2,200,000
    32,500   MCI Worldcom, Inc.(c)............    2,331,875
    30,000   Polycom, Inc.....................      667,500
                                                -----------
             TOTAL TELECOMMUNICATIONS.........    6,695,625
                                                -----------
             TOTAL COMMON STOCK
             (Cost $60,005,339)...............   81,386,389
                                                -----------
             REGULATED INVESTMENT COMPANIES -- 3.63%
 2,400,000   Janus Money Market Fund(b).......    2,400,000
   552,181   Merrimac Cash Fund -- Premium
               Class(b).......................      552,181
                                                -----------
             TOTAL REGULATED INVESTMENT
             COMPANIES
             (Cost $2,952,181)................    2,952,181
                                                -----------

PRINCIPAL
----------
             TIME DEPOSITS -- 0.80%
$  222,654   American Express Centurion Bank,
               5.33%, 02/08/99(b).............      222,654
    24,388   BankBoston, N.A., 5.63%,
               04/30/99(b)....................       24,388
   222,654   Bank of Montreal, 5.25%,
               01/29/99(b)....................      222,654
   178,123   Toronto Dominion, 5.13%,
               03/17/99(b)....................      178,123
                                                -----------
             TOTAL TIME DEPOSITS
             (Cost $647,819)..................      647,819
                                                -----------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                               DECEMBER 31, 1998

PRINCIPAL                                          VALUE
---------                                       -----------
             SHORT TERM CORPORATE NOTES -- 2.46%
$2,000,000   Republic New York Securities
               Corp., 5.70%, 01/12/99(b)
               (Cost $2,000,000)..............  $ 2,000,000
                                                -----------
             TOTAL SECURITIES
             (Cost $65,605,339)...............   86,986,389
             REPURCHASE AGREEMENT -- 3.31%
 2,690,628   With Investors Bank & Trust,
               dated 12/31/98, 4.25%, due
               01/04/99, repurchase proceeds
               at maturity $2,691,898
               (Collateralized by Freddie Mac,
               Floating Rate, 6.16%, due
               07/15/23 with a value of
               $2,826,948)
               (Cost $2,690,628)..............    2,690,628
                                                -----------
             Total Investments -- 110.27%
             (Cost $68,295,967)...............   89,677,017
             Other assets less
             liabilities -- (10.27%)..........   (8,349,310)
                                                -----------
             NET ASSETS -- 100.00%............  $81,327,707
                                                ===========

The aggregate cost of securities for federal income tax
purposes at December 31, 1998, is $68,295,967.
The following amount is based on costs for federal income
tax purposes:
    Gross unrealized appreciation...........  $21,485,500
    Gross unrealized depreciation...........    (104,450)
                                              -----------
    Net unrealized appreciation.............  $21,381,050
                                              ===========

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing security.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998

 PRINCIPAL                                         VALUE
 ---------                                      -----------
              CORPORATE BONDS AND NOTES -- 84.67%
              ADVERTISING -- 0.67%
$   600,000   Outdoor Communications, 9.25%,
                08/15/07......................  $   636,000
                                                -----------
              AEROSPACE -- 3.00%
  1,000,000   BE Aerospace, 8.00%, 03/01/08...      990,000
    650,000   BE Aerospace, 9.50%, 11/01/08...      689,000
  1,200,000   Compass Aerospace, 10.125%,
                04/15/05......................    1,164,000
                                                -----------
              TOTAL AEROSPACE.................    2,843,000
                                                -----------
              AUTOMOTIVE PRODUCTS -- 0.73%
    700,000   Venture Holdings Trust, 9.75%,
                04/01/04......................      689,500
                                                -----------
              BUSINESS SERVICES -- 5.19%
  1,200,000   Axiohm Transaction Solutions,
                9.75%, 10/01/07...............    1,134,000
  1,250,000   Brand Scaffold Services, 10.25%,
                02/15/08......................    1,187,500
  1,600,000   Fisher Scientific International,
                9.00%, 02/01/08...............    1,600,000
  1,000,000   Fisher Scientific
                International -- 144A, 9.00%,
                02/01/08......................    1,000,000
                                                -----------
              TOTAL BUSINESS SERVICES.........    4,921,500
                                                -----------
              CHEMICALS -- 3.99%
  1,700,000   Anker Coal Group, Inc., 9.75%,
                10/01/07......................      901,000
    650,000   Hydrochem Industrial Service,
                10.375%, 08/01/07.............      617,500
  1,300,000   Octel Developments, PLC, 10.00%,
                05/01/06......................    1,352,000
    625,000   PCI Chemicals Canada, Inc.,
                9.25%, 10/15/07...............      481,250
    500,000   Sterling Chemicals, Inc.,
                11.75%, 08/15/06..............      430,000
                                                -----------
              TOTAL CHEMICALS.................    3,781,750
                                                -----------
              CONSTRUCTION -- 0.41%
    400,000   Ryland Group, 8.25%, 04/01/08...      388,000
                                                -----------
              CONSUMER GOODS AND SERVICES -- 3.20%
  1,350,000   Amscan Holdings, Inc., 9.875%,
                12/15/07......................    1,242,000
  1,800,000   Huntsman Packaging Corp.,
                9.125%, 10/01/07..............    1,791,000
                                                -----------
              TOTAL CONSUMER GOODS AND
              SERVICES........................    3,033,000
                                                -----------

 PRINCIPAL                                         VALUE
 ---------                                      -----------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES -- 1.13%
$   600,000   Engle Homes, Inc., 9.25%,
                02/01/08......................  $   600,000
    460,000   Muzak LP/Capital, 10.00%,
                10/01/03......................      476,100
                                                -----------
              TOTAL FINANCIAL SERVICES........    1,076,100
                                                -----------
              FOOD AND BEVERAGE -- 3.44%
    500,000   Ameriking, Inc., 10.75%,
                12/01/06......................      521,250
  1,400,000   Aurora Foods, Inc., 8.75%,
                07/01/08......................    1,456,000
    100,000   Cott Corp., 9.375%, 07/01/05....       98,000
    325,000   Delta Beverage Group, 9.75%,
                12/15/03......................      338,000
    400,000   Eagle Family Foods, 8.75%,
                01/15/08......................      378,000
    275,000   Fleming Companies, Inc., 10.50%,
                12/01/04......................      259,875
    225,000   Pueblo Xtra International,
                9.50%, 08/01/03...............      212,625
                                                -----------
              TOTAL FOOD AND BEVERAGE.........    3,263,750
                                                -----------
              INDUSTRIAL -- 24.79%
    800,000   AEI Resources, Inc., 10.50%,
                11/15/07......................      784,000
    500,000   AK Steel Corp., 9.125%,
                12/15/06......................      520,000
  1,000,000   American Pacific Corp., 9.25%,
                03/01/05......................      990,000
  1,000,000   Anthony Crane Rentals, 10.375%,
                08/01/08......................      960,000
  1,300,000   Atlas Air, Inc., 9.375%,
                11/15/06......................    1,326,000
  1,500,000   Biovail Corporation
                International, 10.875%,
                11/15/05......................    1,507,500
  1,800,000   Building Materials Corp., 8.00%,
                12/01/08......................    1,795,500
    450,000   Burke Industries, Inc., 10.00%,
                08/15/07......................      436,500
  1,000,000   Carrols Corp., 9.50%,
                12/01/08......................    1,017,500
  1,600,000   CEX Holdings, Inc., 9.625%,
                06/01/08......................    1,424,000
    900,000   Classic Cable, Inc., 9.875%,
                08/01/08......................      936,000
    250,000   Dyncorp, Inc., 9.50%,
                03/01/07......................      250,000
    825,000   Environdyne Industries, Inc.,
                10.25%, 12/01/01..............      660,000
  1,125,000   Geologistics Corp., 9.75%,
                10/15/07......................      900,000
  1,000,000   Henry Company Senior Notes,
                10.00%, 04/15/08..............    1,000,000
  1,100,000   HMH Properties, 7.875%,
                08/01/08......................    1,061,500

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 1998

 PRINCIPAL                                         VALUE
 ---------                                      -----------
              CORPORATE BONDS AND NOTES (CONTINUED)
              INDUSTRIAL (CONTINUED)
$   750,000   Holt Group, 9.75%, 01/15/06.....  $   517,500
  1,000,000   Jackson Products, Inc., 9.50%,
                04/15/05......................      980,000
  1,300,000   Numatics, Inc., 9.625%,
                04/01/08......................    1,215,500
    625,000   P&L Coal Holdings Corp., 8.875%,
                05/15/08......................      637,500
    625,000   Pronet, Inc., 11.875%,
                06/15/05......................      662,500
  1,100,000   Republic Group, Inc., 9.50%,
                07/15/08......................    1,075,250
  1,000,000   Safety-Kleen Services, 9.25%,
                06/01/08......................    1,030,000
    300,000   Scotsman Group, Inc., 8.625%,
                12/15/07......................      307,500
  1,500,000   Vectura Group, Inc., 10.25%,
                06/30/08......................    1,522,500
                                                -----------
              TOTAL INDUSTRIAL................   23,516,750
                                                -----------
              LEISURE AND RECREATION -- 5.91%
  1,250,000   Alliance Gaming Corp., 10.00%,
                08/01/07......................    1,125,000
  1,000,000   Bally Total Fitness Holding,
                9.875%, 10/15/07..............      980,000
  1,025,000   Cinemark USA, 9.625%, 08/01/08..    1,071,125
    900,000   Riddell Sports, Inc., 10.50%,
                07/15/07......................      850,500
  1,200,000   Six Flags Entertainment, 8.875%,
                04/01/06......................    1,231,500
    350,000   True Temper Sports, Inc.,
                10.875%, 12/01/08.............      348,250
                                                -----------
              TOTAL LEISURE AND RECREATION....    5,606,375
                                                -----------
              MACHINERY -- 3.20%
  1,975,000   Advance Lighting Techs, 8.00%,
                03/15/08......................    1,777,500
  2,000,000   American Reefer Company Ltd.,
                10.25%, 03/01/08..............    1,260,000
                                                -----------
              TOTAL MACHINERY.................    3,037,500
                                                -----------
              MANUFACTURING -- 10.36%
    625,000   Acetex Corp., 9.75%, 10/01/03...      625,000
  1,600,000   AEP Industries, 9.875%,
                11/15/07......................    1,612,000
  1,075,000   Anchor Lamina, Inc., 9.875%,
                02/01/08......................      967,500
     25,000   Derlan Manufacturing, 10.00%,
                01/15/07......................       20,000
    625,000   Dyersburg Corp., 9.75%,
                09/01/07......................      556,250

 PRINCIPAL                                         VALUE
 ---------                                      -----------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MANUFACTURING (CONTINUED)
$   700,000   Fedders North America, 9.375%,
                8/15/07.......................  $   705,250
  1,500,000   Federal-Mogul Corp., 7.875%,
                07/01/10......................    1,531,204
  1,000,000   Galey & Lord, Inc., 9.125%,
                03/01/08......................      870,000
  1,250,000   Gaylord Container Corp., 9.75%,
                6/15/07.......................    1,075,000
    675,000   Keystone Consolidated
                Industries, 9.625%,
                08/01/07......................      644,625
    750,000   Portola Packaging, 10.75%,
                10/01/05......................      765,000
    500,000   Safelite Glass, 9.875%,
                12/15/06......................      461,250
                                                -----------
              TOTAL MANUFACTURING.............    9,833,079
                                                -----------
              MEDIA -- 0.21%
    190,000   Rogers Cantel, 9.375%,
                06/01/08......................      200,450
                                                -----------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.07%
     75,000   Paracelsus Healthcare, 10.00%,
                08/15/06......................       67,500
                                                -----------
              METALS AND MINING -- 1.92%
    500,000   Renco Metals Senior Notes,
                11.50%, 07/01/03..............      515,000
  1,400,000   WHX Corp., 10.50%, 04/15/05.....    1,302,000
                                                -----------
              TOTAL METALS AND MINING.........    1,817,000
                                                -----------
              OIL AND GAS -- 2.20%
  1,800,000   Frontier Oil Corp., 9.125%,
                02/15/06......................    1,674,000
    350,000   Rutherford-Moran Oil, 10.75%,
                10/01/04......................      413,000
                                                -----------
              TOTAL OIL AND GAS...............    2,087,000
                                                -----------
              PAPER AND FOREST
                PRODUCTS -- 0.79%
    750,000   US Timberlands, 9.625%,
                11/15/07......................      753,750
                                                -----------
              RETAIL -- 2.64%
  1,200,000   Duane Reade, Inc., 9.25%,
                02/15/08......................    1,224,000
  1,250,000   Jitney-Jungle Stores, 10.375%,
                09/15/07......................    1,281,250
                                                -----------
              TOTAL RETAIL....................    2,505,250
                                                -----------
              SEMICONDUCTOR -- 0.65%
    625,000   Fairchild Semiconductor,
                10.125%, 03/15/07.............      620,313
                                                -----------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 1998

 PRINCIPAL                                         VALUE
 ---------                                      -----------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS -- 8.34%
$ 1,450,000   Call-Net Enterprises, Inc.,
                8.00%, 08/15/08...............  $ 1,399,250
  1,400,000   ITC Deltacom, Inc., 9.75%,
                11/15/08......................    1,449,000
    475,000   Jacor Communications, 9.75%,
                12/15/06......................      524,875
  1,275,000   Metrocall, Inc., 10.375%,
                10/01/07......................    1,249,500
  1,300,000   Metronet Communications,
                10.625%, 11/01/08.............    1,378,000
    700,000   Nextlink Communications, 9.625%,
                10/01/07......................      668,500
    625,000   Paging Network, 10.125%,
                08/01/07......................      603,125
    625,000   Rogers Communications, 8.875%,
                07/15/07......................      643,750
                                                -----------
              TOTAL TELECOMMUNICATIONS........    7,916,000
                                                -----------
              TRANSPORTATION -- 0.53%
    500,000   Oshkosh Truck Corp., 8.75%,
                03/01/08......................      500,000
                                                -----------
              UTILITIES: ELECTRIC -- 1.30%
    100,000   Calpine Corp., 9.25%,
                02/01/04......................      105,000
  1,150,000   Prestolite Electric, Inc.,
                9.625%, 02/01/08..............    1,127,000
                                                -----------
              TOTAL UTILITIES: ELECTRIC.......    1,232,000
                                                -----------
              TOTAL SECURITIES (Cost
              $84,563,520)....................   80,325,567
                                                -----------

 PRINCIPAL                                         VALUE
 ---------                                      -----------
              REPURCHASE AGREEMENT -- 13.15%
$12,476,687   With Investors Bank & Trust,
                dated 12/31/98, 4.25%, due
                01/04/99, repurchase proceeds
                at maturity $12,482,579
                (Collateralized by Fannie Mae,
                6.50%, due 02/11/02, with a
                value of $6,242,627, Freddie
                Mac, 7.50%, due 06/01/22, with
                a value of $1,247,702 and
                various Government National
                Mortgage Association
                Adjustable Rate Mortgage
                obligations, 6.875%-7.50%, due
                12/20/10 through 02/20/26 with
                a total value of $5,610,307)
                (Cost $12,476,687)............  $12,476,687
                                                -----------
              Total Investments -- 97.82%
              (Cost $97,040,207)..............   92,802,254
              Other assets less
              liabilities -- 2.18%............    2,068,727
                                                -----------
              NET ASSETS -- 100.00%...........  $94,870,981
                                                ===========

The aggregate cost of investments for federal income tax
purposes at December 31, 1998, is $97,040,207.
The following amount is based on costs for federal income
tax purposes:
    Gross unrealized appreciation..........  $    826,499
    Gross unrealized depreciation..........    (5,064,452)
                                             ------------
    Net unrealized depreciation............  $ (4,237,953)
                                             ============

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998

  SHARES                                  VALUE       COUNTRY
  ------                               ------------   -------
              COMMON STOCKS -- 94.91%
              APPAREL -- 0.43%
     29,000   Gucci Group N.V. ......  $  1,375,311     NET
                                       ------------
              AUTOMOBILE -- 5.04%
      1,200   Bayerische Motoren
                Werke AG.............       931,598     GER
    970,000   Fiat SpA...............     1,873,652     ITA
    200,000   Fiat SpA(c)............       696,220     ITA
     36,000   Honda Motor Company,
                Ltd..................     1,184,080     JPN
    485,539   LucasVerity PLC........     1,619,710      UK
    605,000   Nissan Motor Company,
                Ltd.(a)..............     1,855,838     JPN
     21,500   Peugeot SA.............     3,329,301     FRA
    151,000   Suzuki Motor Corp......     1,793,850     JPN
     20,444   Valeo SA...............     1,611,801     FRA
     15,500   Volkswagen AG..........     1,237,748     GER
                                       ------------
              TOTAL AUTOMOBILE.......    16,133,798
                                       ------------
              BANKS -- 8.84%
    274,961   Australia & New Zealand
                Bank Group, Ltd. ....     1,801,187     AUS
     31,668   Bank of Montreal.......     1,272,129     CDA
    210,000   Bank of Scotland.......     2,505,174      UK
    143,700   Barclays PLC...........     3,098,574      UK
     65,000   Canadian Imperial
                Bank.................     1,604,687     CDA
     33,000   Deutsche Bank AG(c)....     1,942,720     GER
     42,700   Forenings Sparbanken --
                Class A(c)...........     1,106,280     SWE
      1,860   Holderbank Financial
                Glaris -- Class B....     2,201,965     SWI
    112,136   National Westminster
                Bank.................     2,162,363      UK
     28,400   Royal Bank of Canada...     1,416,450     CDA
    126,943   Royal Bank of Scotland
                Group PLC............     2,027,597      UK
     10,700   Standard Chartered
                PLC..................       123,996      UK
    193,000   Sumitomo Bank..........     1,984,812     JPN
     60,000   Toronto-Dominion
                Bank.................     2,101,644     CDA
    275,000   Toyo Trust & Banking
                Co., Ltd. (a)........       692,395     JPN
    341,000   Westpac Banking
                Corp. ...............     2,283,984     AUS
                                       ------------
              TOTAL BANKS............    28,325,957
                                       ------------
              CHEMICALS -- 0.92%
     90,400   Imperial Chemical
                Industries PLC.......       783,623      UK
     63,400   Norsk Hydro ASA........     2,138,641     NOR
        300   Norsk Hydro AS
                (ADR)(c).............        10,256     NOR
                                       ------------
              TOTAL CHEMICALS........     2,932,520
                                       ------------
              COMPUTER EQUIPMENT -- 1.32%
     34,600   Nidec Corporation......     4,242,309     JPN
                                       ------------

  SHARES                                  VALUE       COUNTRY
  ------                               ------------   -------
              COMMON STOCKS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES -- 0.42%
     20,000   Meitec Corp. ..........  $    500,016     JPN
     14,100   Softbank Corp.(a)......       850,026     JPN
                                       ------------
              TOTAL COMPUTER SOFTWARE
              AND SERVICES...........     1,350,042
                                       ------------
              CONSTRUCTION -- 1.90%
    170,000   Okumura Corp. .........       755,072     JPN
     22,000   Rohm Company, Ltd. ....     2,006,974     JPN
    111,000   Sekisui House, Ltd. ...     1,175,967     JPN
     10,500   Suez Lyonnaise des
                Eaux.................     2,157,892     FRA
                                       ------------
              TOTAL CONSTRUCTION.....     6,095,905
                                       ------------
              CONSUMER GOODS AND SERVICES -- 7.24%
     95,000   Cifra SA (ADR)(a)(c)...     1,140,000     MEX
    245,000   EMI Group PLC..........     1,638,683      UK
     22,000   Fuji Photo Film........       819,174     JPN
     23,500   Hennes & Mauritz.......     1,919,304     SWE
     21,000   Hoya Corp. ............     1,023,966     JPN
     71,083   Koninklijke Ahold
                N.V. ................     2,628,678     NET
    171,000   Nikon Corp. (c)........     1,667,609     JPN
     28,900   Nintendo Corp.,
                Ltd. ................     2,805,537     JPN
     48,000   Orkla Asa -- Class B...       626,875     NOR
     98,203   Reckitt and Colman
                PLC..................     1,300,581      UK
     45,300   Sony Corp. ............     3,305,233     JPN
     24,900   Sony Music
                Entertainment,
                Inc. ................     1,147,907     JPN
    380,000   Storehouse PLC.........       859,864      UK
     25,000   TDK Corp. .............     2,289,520     JPN
                                       ------------
              TOTAL CONSUMER GOODS
              AND SERVICES...........    23,172,931
                                       ------------
              ELECTRONICS -- 6.25%
     19,800   ASM Lithography Holding
                N.V. (c).............       605,605     NET
     79,200   ASM Lithography Holding
                N.V. (ADR)(a)(c).....     2,415,600     NET
    400,000   Caradon PLC............       685,480      UK
     14,900   Keyence Corp. .........     1,836,137     JPN
     29,500   Kyocera Corp. .........     1,561,349     JPN
     85,000   Murata Manufacturing
                Company, Ltd. .......     3,534,241     JPN
    108,000   NEC Corp. .............       995,771     JPN
     51,600   Samsung Electronics
                (GDR)(a)(c)..........     1,999,500     KOR
     29,000   STMicroelectronics
                N.V.(a)(c)...........     2,263,813     FRA
    108,300   Tokyo Electron,
                Ltd. ................     4,118,985     JPN
                                       ------------
              TOTAL ELECTRONICS......    20,016,481
                                       ------------
              ENGINEERING -- 0.12%
     18,700   Chudenko Corp. ........       399,542     JPN
                                       ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.00%
        900   Kurita Water
                Industries...........        13,229     JPN
                                       ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 1998

  SHARES                                  VALUE       COUNTRY
  ------                               ------------   -------
              COMMON STOCKS (CONTINUED)
              FINANCE -- 6.41%
      1,815   CIE Financial
                Richemont............  $  2,566,272     SWI
    124,000   De Beers Consolidated
                Mines, Ltd. (ADR)....     1,581,000     SOA
      3,600   Fairfax Financial
                Holding Company(c)...     1,265,673     CDA
    115,396   Lend Lease Corp.,
                Ltd. ................     1,557,142     AUS
     85,000   Newcourt Credit Group,
                Inc. ................     2,960,720     CDA
     25,500   Nichiei Company,
                Ltd. ................     2,034,635     JPN
    257,000   Nomura Securities
                Company, Ltd. .......     2,244,252     JPN
     26,000   Orix Corp. ............     1,945,447     JPN
      6,000   Shohkoh Fund & Company,
                Ltd. ................     1,936,228     JPN
     30,100   Takefuji Corporation...     2,201,529     JPN
    181,000   Wako Securities
                Company, Ltd.(c).....       221,435     JPN
                                       ------------
              TOTAL FINANCE..........    20,514,333
                                       ------------
              FOOD AND BEVERAGE -- 6.10%
    216,000   Asahi Breweries,
                Ltd. ................     3,188,398     JPN
    125,000   Cadbury Schweppes PLC..     2,131,738      UK
    315,862   Coca-Cola Amatil,
                Ltd. ................     1,177,913     AUS
    216,988   Coca-Cola Beverages
                PLC(c)...............       399,410     AUS
    295,000   Fraser and Neave,
                Ltd. ................       861,784     SIN
     53,375   Heineken N.V. .........     3,213,874     NET
      1,655   Nestle.................     3,602,849     SWI
     55,000   Panamerican Beverages,
                Inc. -- Class A......     1,199,688     MEX
     16,000   Seagrams Company,
                Ltd. ................       608,000     CDA
    275,000   Tate & Lyle PLC........     1,514,480      UK
    569,241   Tesco PLC..............     1,621,938      UK
                                       ------------
              TOTAL FOOD AND
                BEVERAGE.............    19,520,072
                                       ------------
              INDUSTRIAL -- 3.52%
     35,322   Advantest Corp. .......     2,242,138     JPN
     11,200   Compagnie de Saint-
                Gobain...............     1,581,953     FRA
      5,400   Preussag AG(a).........     2,441,393     GER
      1,025   SGS Societe Generale de
                Surveillance Holding
                SA...................     1,003,744     SWI
     15,600   Sidel..................     1,323,736     FRA
    322,500   Tomkins PLC............     1,521,200      UK
    384,236   Western Mining Corp.
                Holding, Ltd. .......     1,159,509     AUS
                                       ------------
              TOTAL INDUSTRIAL.......    11,273,673
                                       ------------
              INSURANCE -- 2.13%
     80,000   Assicurazioni Generali,
                Ltd. ................     3,347,704     ITA
        815   Schweizerische
                Rueckversicherungs-
                Gesellschaft.........     2,124,902     SWI

  SHARES                                  VALUE       COUNTRY
  ------                               ------------   -------
              COMMON STOCKS (CONTINUED)
    279,000   Yasuda Fire and Marine
                Insurance............  $  1,345,561     JPN
                                       ------------
              TOTAL INSURANCE........     6,818,167
                                       ------------
              INVESTMENT HOLDING COMPANIES -- 0.75%
    275,000   Hutchison Whampoa......     1,943,480     HNG
    579,000   Sime Darby Berhad......       464,937     MAL
                                       ------------
              TOTAL INVESTMENT
              HOLDING COMPANIES......     2,408,417
                                       ------------
              LEISURE AND RECREATION -- 0.68%
     10,000   Accor SA(a)............     2,166,127     FRA
                                       ------------
              MACHINERY -- 0.32%
    271,800   BPB Industries.........     1,027,676      UK
                                       ------------
              MANUFACTURING -- 6.48%
    166,000   ABB AB -- Class A......     1,771,502     SWE
     93,000   Mannesmann AG..........    10,665,110     GER
     80,000   Metra Oy...............     1,390,400     FIN
    175,963   Morgan Crucible Company
                PLC..................       808,040      UK
     74,200   Scania AB -- Class B...     1,373,138     SWE
     51,000   Siemens AG.............     3,291,754     GER
    270,900   TI Group PLC...........     1,459,230      UK
                                       ------------
              TOTAL MANUFACTURING....    20,759,174
                                       ------------
              MEDIA -- 2.91%
         44   Canal Plus.............        12,012     FRA
     17,100   Grupo Televisa
                (GDR)(c).............       422,156     MEX
     69,751   News Corp., Ltd. ......       461,194     AUS
     20,300   News Corp., Ltd.
                (ADR)................       536,681     AUS
    246,806   Reuters Group PLC......     2,591,117      UK
        433   Reuters Group PLC
                (ADR)(a).............        27,441      UK
     53,000   Rogers
                Communications --
                Class B(c)...........       471,016     CDA
    102,207   Singapore Press
                Holdings, Ltd. ......     1,108,823     SIN
    141,225   Thomson Corp. .........     3,309,379     CDA
     35,000   Tokyo Broadcasting.....       391,899     JPN
                                       ------------
              TOTAL MEDIA............     9,331,718
                                       ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.15%
     17,400   Synthelabo.............     3,684,956     FRA
                                       ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 1998

  SHARES                                  VALUE       COUNTRY
  ------                               ------------   -------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING -- 1.05%
    256,439   Broken Hill
                Proprietary..........  $  1,890,468     AUS
      3,250   Broken Hill Proprietary
                (ADR)................        46,719     AUS
     43,663   Pechiney SA -- Class
                A....................     1,426,510     FRA
                                       ------------
              TOTAL METALS AND
              MINING.................     3,363,697
                                       ------------
              OIL AND GAS -- 4.12%
    357,400   Eni Spa(c).............     2,340,934     ITA
    165,000   Sasol Beperk Limited...       624,079     SOA
    340,000   Shell Transport &
                Trading..............     2,088,824      UK
     16,000   Suncor Energy, Inc. ...       479,186     CDA
     40,000   Suncor Energy, Inc.
                (ADR)(a).............     1,195,000     CDA
     48,000   Talisman Energy,
                Inc.(c)..............       842,218     CDA
     20,000   Total S.A. -- Series B      2,026,492     FRA
     30,000   Veba AG................     1,795,830     GER
    305,900   Woodside Petroleum,
                Ltd. ................     1,369,667     AUS
     15,000   YPF Sociedad Anonima
                (ADR)................       419,062     ARG
                                       ------------
              TOTAL OIL AND GAS......    13,181,292
                                       ------------
              PAPER AND FOREST PRODUCTS -- 1.49%
    189,000   Sumitomo Forestry......     1,357,228     JPN
    122,000   UPM-Kymmeme (a)........     3,421,490     FIN
                                       ------------
              TOTAL PAPER AND FOREST
              PRODUCTS...............     4,778,718
                                       ------------
              PHAMACEUTICALS -- 6.94%
    263,666   Astra AB...............     5,383,559     SWE
     21,333   Astra AB -- Class A
                (ADR)(a).............       441,326     SWE
    197,400   BOC Group..............     2,822,899      UK
      1,275   Novartis AG............     2,506,403     SWI
     14,000   Sankyo Company,
                Ltd. ................       306,569     JPN
     86,000   Takeda Chemical
                Industries, Ltd. ....     3,316,590     JPN
    168,200   Zeneca Group PLC.......     7,323,697      UK
      2,400   Zeneca Group PLC
                (ADR)(a).............       107,700      UK
                                       ------------
              TOTAL
                PHARMACEUTICALS......    22,208,743
                                       ------------
              REAL ESTATE -- 1.10%
    233,000   Cheung Kong Holdings
                Ltd. ................     1,676,738     HNG
    134,000   Mitsui Fudosan.........     1,015,720     JPN
    251,000   Sumitomo Realty &
                Development..........       816,654     JPN
                                       ------------
              TOTAL REAL ESTATE......     3,509,112
                                       ------------
              TELECOMMUNICATIONS -- 15.86%
    162,000   Deutsche Telekom AG....     5,330,205     GER
        100   Embratel Participacoes
                S.A. (ADR)(c)........         1,394     BRA
     54,700   Ericsson AB -- Class
                B....................     1,302,456     SWE

  SHARES                                  VALUE       COUNTRY
  ------                               ------------   -------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
     45,500   Ericsson L M Telephone
                (ADR)................  $  1,089,156     SWE
    641,600   Hong Kong
                Telecommunications,
                Ltd.(a)..............     1,122,223     HNG
      6,819   Hong Kong
                Telecommunications,
                Ltd. (ADR)...........       119,759     HNG
        183   Nippon Telegraph and
                Telephone Corp. .....     1,414,723     JPN
      9,600   Nokia AB -- K Shares...     1,175,521     FIN
     43,800   Nokia AB -- Class A....     5,363,314     FIN
     15,700   Nokia Corp. (ADR)......     1,890,869     FIN
     40,000   Northern Telecom,
                Ltd.(a)..............     2,005,000     CDA
        560   NTT Mobile
                Communications
                Network, Inc. .......     2,306,875     JPN
     53,500   Orange PLC(c)..........       621,756      UK
     24,300   Portugal Telecom S.A.
                (ADR)(a).............     1,084,387     POR
      6,375   Swisscom AG(c).........     2,668,855     SWI
         10   Tele Celular Sul
                Participacoes S.A.
                (ADR)(a)(c)..........           174     BRA
         33   Tele Centro Oeste
                Celular Participacoes
                S.A. (ADR)(a)........            97     BRA
         20   Tele Centro Sul
                Participacoes S.A.
                (ADR) (a)(c).........           836     BRA
     15,200   Tele Danmark A/S
                (ADR)................     1,031,700     DEN
          2   Tele Leste Celular
                Participacoes S.A.
                (ADR)(a)(c)..........            57     BRA
          5   Tele Nordeste Celular
                Participacoes S.A.
                (ADR)(c).............            93     BRA
          2   Tele Norte Celular
                Participacoes S.A.
                (ADR)(a)(c)..........            45     BRA
        100   Tele Norte Leste
                Participacoes S.A.
                (ADR)(a)(c)..........         1,244     BRA
         20   Tele Sudeste Celular
                Participacoes S.A.
                (ADR)(a)(c)..........           414     BRA
    179,000   Telecom Italia
                Mobile...............     1,324,403     ITA
    253,000   Telecom Italia
                Mobile...............     1,193,730     ITA
    148,555   Telecom Italia
                Spa(c)...............     1,270,324     ITA

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 1998

  SHARES                                  VALUE       COUNTRY
  ------                               ------------   -------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
    683,000   Telecom Italia Spa.....  $  4,307,886     ITA
     39,900   Telecomunicacoes
                Brasileiras
                (ADR)(c).............     2,900,231     BRA
    110,272   Telefonica S.A.(c).....     4,910,787     SPA
    110,272   Telefonica S.A. --
                Rights...............        98,065     SPA
     30,000   Telefonica De Argentina
                (ADR) (a)............       838,125     ARG
     51,400   Telefonos De Mexico
                (ADR)................     2,502,537     MEX
          5   Telemig Celular
                Participacoes S.A.
                (ADR)(a)(c)..........           106     BRA
         40   Telesp Celular
                Participacoes
                S.A.(c)..............           700     BRA
        100   Telesp Participacoes
                S.A. (ADR)(c)........         2,212     BRA
     18,000   Vodafone Group PLC
                (ADR)(a).............     2,900,250      UK
                                       ------------
              TOTAL
              TELECOMMUNICATIONS.....    50,780,509
                                       ------------
              TIRE AND RUBBER -- 0.41%
     58,000   Bridgestone Corp. .....     1,318,920     JPN
                                       ------------
              TRANSPORTATION -- 1.01%
    130,000   Bombardier Inc., Class
                B (ADR)..............     1,866,841     CDA
     83,200   Bombardier Inc., Class
                B....................     1,191,715     CDA
    446,000   Malaysian Airline
                System BHD...........       170,863     MAL
                                       ------------
              TOTAL TRANSPORTATION...     3,229,419
                                       ------------
              TOTAL COMMON STOCK
              (Cost $274,846,989)....   303,932,748
                                       ------------
              PREFERRED STOCK -- 0.46%
              COMPUTER SOFTWARE AND SERVICES -- 0.46%
      3,100   SAP AG Vorzug (Cost
                $538,386)............     1,480,086     GER
                                       ------------

 PRINCIPAL
-----------
              NON-CONVERTIBLE BOND -- 0.06%
$   132,884   Sekisui House, 2.50%,
              01/31/02 (Cost
              $166,291)..............       180,720     JPN
                                       ------------
              CONVERTIBLE BONDS AND NOTES -- 0.69%
              BANKS -- 0.01%
      2,000   Ericson LM, 4.25%,
                06/30/00.............        12,750     SWE
                                       ------------

 PRINCIPAL                                VALUE       COUNTRY
 ---------                             ------------   -------
              FOOD AND BEVERAGE -- 0.20%
$   194,897   Asahi Breweries Series
                8, 0.90%, 12/26/01...  $    278,322     JPN
     44,295   Asahi Breweries Series
                9, 0.95%, 12/26/02...        68,710     JPN
    203,756   Asahi Breweries Series
                10, 1.00%,
                12/26/03.............       286,488     JPN
                                       ------------
              TOTAL FOOD AND
                BEVERAGE.............       633,520
                                       ------------
              TELECOMMUNICATIONS -- 0.48%
  2,500,000   Colt Telecom Grp PLC,
                2.00%, 08/06/05......     1,557,317      UK
                                       ------------
              TOTAL CONVERTIBLE BONDS
              AND NOTES
              (Cost $1,613,905)......     2,203,587
                                       ------------

  SHARES
-----------
              REGULATED INVESTMENT COMPANY -- 0.50%
  1,619,530   Merrimac Cash Fund --
                Premium Class(b)
                (Cost $1,619,530)....     1,619,530     USA
                                       ------------
 PRINCIPAL                                VALUE       COUNTRY
-----------                            ------------     ---
              TIME DEPOSITS -- 3.41%
$     1,578   American Express
                Centurion Bank,
                5.33%, 02/08/99(b)...         1,578     USA
  7,207,133   Bank of Montreal,
                5.25%, 01/29/99(b)...     7,207,133     USA
  2,929,181   BankBoston, N.A.,
                5.63%, 04/30/99(b)...     2,929,181     USA
    780,494   Toronto Dominion,
                5.125%,
                03/17/99(b)..........       780,494     USA
                                       ------------
              TOTAL TIME DEPOSITS
              (Cost $10,918,386).....    10,918,386
                                       ------------
              SHORT TERM CORPORATE NOTES -- 3.75%
 10,000,000   Prudential Securities,
                Inc. 5.70%,
                06/14/99(b)..........    10,000,000     USA
  2,000,000   Republic New York
                Securities Corp.,
                5.70%, 01/12/99(b)...     2,000,000     USA
                                       ------------
              TOTAL SHORT TERM
              CORPORATE NOTES
              (Cost $12,000,000).....    12,000,000
                                       ------------
              TOTAL SECURITIES (Cost
                $301,703,487)........   332,335,057
                                       ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 1998

 PRINCIPAL                                VALUE       COUNTRY
 ---------                             ------------   -------
              REPURCHASE AGREEMENT -- 4.07%
$13,027,333   With Investors Bank and
                Trust, dated
                12/31/98, 4.25%, due
                01/04/99, repurchase
                proceeds at maturity
                $13,033,485
                (Collateralized by
                various Government
                National Mortgage
                Association
                Adjustable Rate
                Mortgage obligations,
                6.625% -- 7.00%, due
                05/20/22 through
                01/20/26, with a
                total value of
                $13,678,835) (Cost
                $13,027,333).........  $ 13,027,333     USA
                                       ------------
              Total Investments -- 107.85%
              (Cost $314,730,820)....   345,362,390
              Other assets less
              liabilities -- (7.85)%...  (25,144,217)
                                       ------------
              NET ASSETS --100.00%...  $320,218,173
                                       ============
The aggregate cost of securities for federal income tax
purposes at December 31, 1998, is $317,028,113.
The following amount is based on costs for federal income tax purposes:
    Gross unrealized appreciation....  $ 60,037,291
    Gross unrealized depreciation....   (31,703,014)
                                       ------------
    Net unrealized appreciation......  $ 28,334,277
                                       ============

---------------
(a) All or part of the security is on loan
(b) Collateral for securities on loan
(c) Non-income producing securities
(ADR) -- American Depository Receipt
(GDR) -- Global Depository Receipt

                                          PERCENT OF TOTAL
         COUNTRY COMPOSITION             SECURITIES AT VALUE
         -------------------             -------------------
Argentina (ARG)......................            0.36%
Australia (AUS)......................            3.67%
Brazil (BRA).........................            0.84%
Canada (CDA).........................            6.54%
Denmark (DEN)........................            0.30%
Finland (FIN)........................            3.83%
France (FRA).........................            6.25%
Germany (GER)........................            8.43%
Hong Kong (HNG)......................            1.41%
Italy (ITA)..........................            4.74%
Japan (JPN)..........................           21.13%
Korea(KOR)...........................            0.58%
Malaysia (MAL).......................            0.18%
Mexico (MEX).........................            1.52%
Netherlands (NET)....................            2.97%
Norway (NOR).........................            0.81%
Portugal (POR).......................            0.31%
Singapore (SIN)......................            0.57%
South Africa (SOA)...................            0.64%
Spain (SPA)..........................            1.45%
Sweden (SWE).........................            4.17%
Switzerland (SWI)....................            4.83%
United Kingdom (UK)..................           13.59%
United States (USA)..................           10.88%
                                               ------
TOTAL PERCENTAGE.....................          100.00%
                                               ======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         Notes to Financial Statements

1.  ORGANIZATION AND BUSINESS

     Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of thirteen different series that are, in effect, separate investment funds: the Money Market Series, the High Quality Bond Series, the Intermediate Government Bond Series, the Government/Corporate Bond Series, the Balanced Series, the Equity Income Series, the Equity Value Series, the Growth & Income Series, the Equity Growth Series, the Special Equity Series, the Aggressive Equity Series, the High-Yield Bond Series, and the International Equity Series (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2.  SIGNIFICANT ACCOUNTING POLICIES

     A.  SECURITY VALUATION

          Short-term securities having remaining maturities of 60 days or less are valued at amortized cost which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service. All other securities will be valued at their fair value as determined by the Board of Trustees.

     B.  REPURCHASE AGREEMENTS

          Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to 102% and 105% of domestic and international securities, respectively, of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C.  FOREIGN CURRENCY TRANSLATION

          The accounting records of the International Equity Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and foreign

                        DIVERSIFIED INVESTORS PORTFOLIOS

     C. FOREIGN CURRENCY TRANSLATION -- (CONTINUED) currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes receivable recorded on the Series' books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D.  FOREIGN CURRENCY FORWARD CONTRACTS

          Each Series may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. When a foreign currency forward contract is extinguished, through delivery or offset by entering into another foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

     E.  OPTIONS

          Each Series, with the exception of the Money Market Series, may purchase and write (sell) call and put options on securities indices for the purpose of protecting against an anticipated decline in the value of the securities held by that Series. Index options are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. A realized gain or loss equal to the difference between the exercise price and the value of the index is recorded by the Series upon cash settlement of the option. The use of index options may expose the Series to the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted or the value of the securities in the index may not move in direct correlation with the movements of the Series portfolio. In addition, there is the risk the Series may not be able to enter into a closing transaction because of an illiquid secondary market.

     F.  FEDERAL INCOME TAXES

          It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

     G.  SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

          All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

                        DIVERSIFIED INVESTORS PORTFOLIOS

     H.  OPERATING EXPENSES

          The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among them.

     I.  OTHER

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEES AND TRANSACTIONS WITH AFFILIATES

     AUSA Life Insurance Company, Inc. ("AUSA") is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). AUSA has sub-accounts which invest in the corresponding Portfolios as follows:

                                                                PERCENTAGE INVESTMENT
AUSA SUB-ACCOUNT                                                    IN PORTFOLIO
----------------                                                ---------------------
Money Market................................................            25.03
High Quality Bond...........................................            46.33
Intermediate Government Bond................................            45.75
Government/Corporate Bond...................................            27.48
Balanced....................................................            60.83
Equity Income...............................................            58.64
Equity Value................................................            19.46
Growth & Income.............................................            49.27
Equity Growth...............................................            63.55
Special Equity..............................................            45.00
Aggressive Equity...........................................            36.37
High Yield Bond.............................................            30.99
International Equity........................................            39.51

     The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fee to certain Series.

     For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of a Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
For its services the Subadvisors receive a fee from the Advisor at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets.

                                                                                     ADVISOR    SUBADVISOR
PORTFOLIO SERIES                                     PORTFOLIO SUBADVISORS           FEE(%)       FEE(%)
----------------                                     ---------------------           -------    -----------
Money Market Series.......................  Capital Management Group                  0.25         0.05
High Quality Bond Series..................  Merganser Capital Management
                                            Corporation                               0.35       (2)
Intermediate Government Bond Series.......  Capital Management Group                 0.35(1)       0.15
Government/Corporate Bond Series..........  Capital Management Group                  0.35         0.15
Balanced Series...........................  Institutional Capital Corporation         0.45       (3)
Equity Income Series......................  Asset Management Group                    0.45       (4)
Equity Value Series.......................  Ark Asset Management Company, Inc.       0.57(1)     (5)
Growth & Income Series....................  Putnam Advisory Company, Inc.             0.60       (6)
Equity Growth Series......................  (7)                                      0.62(1)     (8)
Special Equity Series.....................  (9)                                      0.80(1)       0.50
Aggressive Equity Series..................  McKinley Capital Management              0.97(1)    (10)
High-Yield Bond Series....................  Delaware Investment Advisors             0.55(1)    (11)
International Equity Series...............  Capital Guardian Trust Company           0.75(1)    (12)

---------------
 (1) The Advisor is currently waiving a portion of its fee.

 (2) 0.25% on the first $100,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $100,000,000.

 (3) For the period from January 1 through March 31, 1998, the Subadvisor received 0.55% on the first $25,000,000 in average daily net assets, 0.45% on the next $25,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $50,000,000. For the period from April 1 through December 31, 1998, the Subadvisor received 0.35% on the first $500,000,000 in average daily net assets, 0.30% on the next $500,000,000 in average daily net assets, and 0.25% on all average daily net assets in excess of $1,000,000,000.

 (4) 0.25% on the first $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

 (5) 0.45% on the first $100,000,000 in average daily net assets, 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on the next $50,000,000 in average daily net assets; when average daily net assets reach $200,000,000, 0.40% on the first $200,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $200,000,000.

 (6) 0.30% on the first $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

 (7) The Equity Growth Series changed subadvisors on January 25, 1998. Montag & Caldwell, Inc. and Dresdner RCM Global Investors, Inc. replaced Chancellor LGT Capital Management, Inc.

 (8) For the period from January 1 through January 25, 1998, the Subadvisor received 0.50% on the first $50,000,000 in average daily net assets, 0.30% on the next $75,000,000 in average daily net assets, 0.25% on the next $75,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $200,000,000. For the period from January 26 through December 31, 1998, the Subadvisor received 0.50% on the first $50,000,000 in average daily net assets, 0.25% on the next $50,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
 (9) The Special Equity Series has four Subadvisors: Pilgrim Baxter & Associates, Ltd., Ark Asset Management Co., Inc.; Liberty Investment Management, Inc.; and Westport Asset Management, Inc.

 (10) 0.90% on the first $10,000,000 in average daily net assets, 0.80% on the next $15,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $100,000,000.

 (11) 0.40% on the first $20,000,000 in average daily net assets, 0.30% on the next $20,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $40,000,000.

 (12) 0.75% on the first $25,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.425% from $50,000,000 to $250,000,000 in average daily net assets and 0.375% on all average daily net assets in excess of $250,000,000.

     For the year ended December 31, 1998, the Advisor has voluntarily undertaken to waive fees in accordance with the following expense caps:

FUND                                                                  EXPENSE CAP
----                                                            -----------------------
Money Market Series.........................................    30 basis points (b.p.)
High Quality Bond Series....................................    40 b.p.
Intermediate Government Bond Series.........................    40 b.p.
Government/Corporate Bond Series............................    40 b.p.
Balanced Series.............................................    50 b.p.
Equity Income Series........................................    50 b.p.
Equity Value Series.........................................    60 b.p.
Growth & Income Series......................................    65 b.p.
Equity Growth Series........................................    65 b.p.
Special Equity Series.......................................    85 b.p.
Aggressive Equity Series....................................    100 b.p.
High-Yield Bond Series......................................    60 b.p.
International Equity Series.................................    90 b.p.

     Certain trustees and officers of the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration incurred to non-affiliated trustees of the trust for the period ended December 31, 1998, amounted to $31,750.

4.  SECURITIES LENDING

     All but the High Yield Bond Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Series receives compensation, net of related

                        DIVERSIFIED INVESTORS PORTFOLIOS

4.  SECURITIES LENDING (CONTINUED)

expenses, for lending its securities which is included in interest income on the Statements of Operations. At December 31, 1998, the Series loaned securities having market values as follows:

                                                              MARKET VALUE     COLLATERAL
                                                              ------------    ------------
Intermediate Government Bond Series.........................  $  4,802,004    $  4,956,000
Government Corporate Bond Series............................    50,218,744      51,625,450
Balanced Series.............................................   147,398,084     152,198,525
Equity Income Series........................................    71,007,244      72,958,800
Equity Value Series.........................................    19,468,284      20,280,618
Growth & Income Series......................................    64,508,538      66,510,400
Equity Growth Series........................................    67,535,552      69,638,217
Special Equity Series.......................................   115,688,344     119,713,500
Aggressive Equity Series....................................     5,465,625       5,600,000
International Equity Series.................................    23,481,003      24,537,916

5.  PURCHASE AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the year ended December 31, 1998, were as follows:

                                                                   COST OF           PROCEEDS
                                                                  PURCHASES         FROM SALES
                                                                --------------    --------------
High Quality Bond Series............  Government Obligations    $    9,997,656    $   23,493,554
                                                                   145,176,930       113,828,790
                                      Other
Intermediate Government Bond          Government Obligations
  Series............................                               105,787,576        83,802,579
Government/Corporate Bond Series....  Government Obligations       460,846,004       358,836,826
                                                                   125,620,591        68,082,721
                                      Other
Balanced Series.....................  Government Obligations        73,353,229        75,010,927
                                                                   405,063,713       331,254,574
                                      Other
Equity Income Series................  Other                        429,860,696       368,510,798
Equity Value Series.................  Other                        499,042,617       372,048,922
Growth & Income Series..............  Other                        619,176,111       394,186,652
Equity Growth Series................  Other                        627,684,075       531,792,760
Special Equity Series...............  Other                      1,364,163,136     1,266,300,141
Aggressive Equity Series............  Other                         97,455,734        56,514,158
High-Yield Bond Series..............  Other                        105,229,195        57,984,495
International Equity Series.........  Other                        171,988,718        84,799,948

                        DIVERSIFIED INVESTORS PORTFOLIOS

6.  FOREIGN CURRENCY FORWARD CONTRACTS

     At December 31, 1998, the International Equity Series had entered into Foreign Currency Forward contracts which contractually obligate the Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                         FOREIGN      IN EXCHANGE    SETTLEMENT                        NET UNREALIZED
CONTRACT                CURRENCY          FOR           DATE         VALUE       APPRECIATION/(DEPRECIATION)
--------               -----------    -----------    ----------    ----------    ---------------------------
PURCHASES:
Australian Dollar....       33,733    $   20,590      01/04/99     $   20,689             $     99
Australian Dollar....       53,357        32,654      01/07/99         32,726                   72
Australian Dollar....       54,281        33,177      01/08/99         33,294                  117
Australian Dollar....    1,986,982     1,246,235      03/23/99      1,219,534              (26,701)
Australian Dollar....    2,188,598     1,385,019      07/30/99      1,344,976              (40,043)
British Pound........      617,538     1,039,378      01/04/99      1,026,644              (12,734)
British Pound........       50,390        84,565      01/04/99         83,772                 (793)
British Pound........       93,017       155,627      01/04/99        154,639                 (988)
British Pound........       16,910        28,256      01/05/99         28,111                 (145)
British Pound........       17,409        28,929      01/08/99         28,940                   11
Canadian Dollar......    1,654,656     1,066,832      01/06/99      1,080,049               13,217
Deutsche Mark........    1,740,695     1,066,832      01/06/99      1,044,907              (21,925)
Deutsche Mark........    2,097,852     1,254,296      02/04/99      1,261,162                6,866
Deutsche Mark........    3,161,920     1,897,000      02/08/99      1,901,221                4,221
Deutsche Mark........    2,058,350     1,238,323      02/10/99      1,237,782                 (541)
Deutsche Mark........    1,562,190       952,886      03/15/99        940,989              (11,897)
Deutsche Mark........    1,750,521     1,066,740      04/26/99      1,056,761               (9,979)
Deutsche Mark........    1,308,023       776,316      04/28/99        789,716               13,400
Japanese Yen.........    2,486,828        21,501      01/04/99         22,043                  542
Japanese Yen.........    6,759,884        58,547      01/05/99         59,927                1,380
Japanese Yen.........  158,205,960     1,182,044      01/08/99      1,403,099              221,055
Japanese Yen.........   25,385,340       210,667      01/28/99        225,765               15,098
Japanese Yen.........   78,393,300       680,911      03/03/99        700,203               19,292
Japanese Yen.........  464,122,746     3,501,994      03/15/99      4,152,629              650,635
Japanese Yen.........   35,238,500       265,851      04/08/99        316,347               50,496
Japanese Yen.........   92,490,300       776,316      04/28/99        832,524               56,208
Swiss Franc..........    2,484,310     1,772,797      01/08/99      1,812,599               39,802
                                                                                          --------
     TOTAL...........                                                                     $966,765
                                                                                          ========
SELLS:
Australian Dollar....      918,722    $  562,258      01/07/99     $  563,497             $ (1,239)
Australian Dollar....      556,943       340,403      01/08/99        341,604               (1,201)
Australian Dollar....    1,986,982     1,160,000      03/23/99      1,219,534              (59,534)
British Pound........      617,538     1,050,000      01/04/99      1,026,644               23,356
British Pound........       13,495        22,640      01/04/99         22,435                  205
British Pound........      565,847       952,886      03/15/99        938,821               14,065
British Pound........      843,033     1,385,019      07/30/99      1,396,871              (11,852)

                        DIVERSIFIED INVESTORS PORTFOLIOS

6.  FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)

                         FOREIGN      IN EXCHANGE    SETTLEMENT                        NET UNREALIZED
CONTRACT                CURRENCY          FOR           DATE         VALUE       APPRECIATION/(DEPRECIATION)
--------               -----------    -----------    ----------    ----------    ---------------------------
Canadian Dollar......       49,821    $   32,149      01/04/99     $   32,520            $      (371)
Canadian Dollar......       12,336         8,060      01/05/99          8,052                      8
Canadian Dollar......    1,654,656     1,066,832      01/06/99      1,080,049                (13,217)
Canadian Dollar......    1,895,873     1,238,323      02/10/99      1,237,529                    794
Deutsche Mark........    1,740,698     1,039,915      01/06/99      1,044,907                 (4,992)
Deutsche Mark........    1,308,023       765,447      04/28/99        789,715                (24,268)
Japanese Yen.........  158,205,960     1,242,000      01/08/99      1,403,099               (161,099)
Japanese Yen.........   25,385,340       213,000      01/28/99        225,765                (12,765)
Japanese Yen.........  146,000,000     1,254,296      02/04/99      1,299,627                (45,331)
Japanese Yen.........   78,393,300       590,000      03/03/99        700,203               (110,203)
Japanese Yen.........  284,081,325     2,409,000      03/10/99      2,539,933               (130,933)
Japanese Yen.........  464,122,746     3,774,000      03/15/99      4,152,629               (378,629)
Japanese Yen.........  368,802,210     3,206,000      03/17/99      3,300,716                (94,716)
Japanese Yen.........   35,238,500       275,000      04/08/99        316,348                (41,348)
Japanese Yen.........  123,683,050     1,066,740      04/26/99      1,113,001                (46,261)
Japanese Yen.........  127,824,994     1,111,000      04/26/99      1,150,273                (39,273)
Japanese Yen.........   92,490,300       776,316      04/28/99        832,524                (56,208)
Japanese Yen.........   98,000,000       865,954      05/06/99        883,058                (17,104)
Japanese Yen.........  437,811,000     3,300,000      06/04/99      3,960,318               (660,318)
Japanese Yen.........  360,444,800     3,086,000      08/27/99      3,295,931               (209,931)
Japanese Yen.........  267,161,280     2,328,000      10/13/99      2,457,690               (129,690)
Singapore Dollar.....      365,274       213,000      05/17/99        223,811                (10,811)
Swedish Krona........       46,445         5,727      01/04/99          5,739                    (12)
Swedish Krona........    2,325,820       296,000      01/15/99        287,522                  8,478
Swiss Franc..........    2,484,310     1,737,000      01/08/99      1,812,599                (75,599)
                                                                                         -----------
     TOTALS..........                                                                    $(2,289,999)
                                                                                         ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

7.  FINANCIAL HIGHLIGHTS

                                                                      MONEY MARKET SERIES
                                            ------------------------------------------------------------------------
                                                                       FOR THE YEAR ENDED
                                            ------------------------------------------------------------------------
                                                1998           1997           1996           1995           1994
                                            ------------   ------------   ------------   ------------   ------------
Net assets, end of period.................  $292,437,753   $232,312,458   $185,012,254   $141,638,248   $161,509,792
Ratio of expenses to average net assets...         0.28%          0.28%          0.30%          0.31%          0.32%
Ratio of expenses to average net assets
 (net of reimbursements)..................         0.28%          0.28%          0.30%          0.30%          0.30%
Ratio of net investment income (loss) to
 average net assets.......................         5.32%          5.33%          5.19%          5.70%          4.05%
Ratio of net investment income (loss) to
 average net assets (net of
 reimbursements)..........................         5.32%          5.33%          5.19%          5.69%          4.07%
Portfolio turnover........................           N/A            N/A            N/A            N/A            N/A

                                                                GOVERNMENT/CORPORATE BOND SERIES
                                            ------------------------------------------------------------------------
                                                                       FOR THE YEAR ENDED
                                            ------------------------------------------------------------------------
                                                1998           1997           1996           1995           1994
                                            ------------   ------------   ------------   ------------   ------------
Net assets, end of period.................  $551,935,530   $361,632,885   $322,676,017   $336,539,410   $246,985,392
Ratio of expenses to average net assets...  0.38%.......          0.38%          0.39%          0.39%          0.40%
Ratio of expenses to average net assets
 (net of reimbursements)..................  0.38%.......          0.38%          0.39%          0.39%          0.40%
Ratio of net investment income (loss) to
 average net assets.......................  5.98%.......          6.49%          6.30%          5.90%          5.71%
Ratio of net investment income (loss) to
 average net assets (net of
 reimbursements)..........................  5.98%.......          6.49%          6.30%          5.90%          5.72%
Portfolio turnover........................  102%........            64%           146%           122%           122%

---------------

*    Annualized (except for Portfolio turnover)
+    Commencement of Operations, April 19, 1996.
++   Commencement of Operations, August 22, 1995.
+++  Commencement of Operations, September 29, 1995.
(1)  For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.

                             HIGH QUALITY BOND SERIES
     ------------------------------------------------------------------------
                                FOR THE YEAR ENDED
     ------------------------------------------------------------------------
         1998           1997           1996           1995           1994
     ------------   ------------   ------------   ------------   ------------
     $227,463,134   $218,169,438   $197,294,663   $172,526,103   $143,996,216
            0.39%          0.39%          0.40%          0.41%          0.41%
            0.39%          0.39%          0.40%          0.40%          0.40%
            5.90%          6.12%          6.14%          5.83%          5.77%
            5.90%          6.12%          6.14%          5.82%          5.79%
              68%            62%            66%            25%            37%

                      INTERMEDIATE GOVERNMENT BOND SERIES
     ----------------------------------------------------------------------
                               FOR THE YEAR ENDED
     ----------------------------------------------------------------------
         1998           1997           1996          1995          1994
     ------------   ------------   ------------   -----------   -----------
     $158,574,467   $129,186,397   $103,059,880   $85,991,614   $86,638,740
            0.39%          0.41%          0.43%         0.45%         0.45%
            0.39%          0.39%          0.40%         0.40%         0.40%
            5.46%          5.61%          5.63%         5.57%         5.71%
            5.46%          5.62%          5.66%         5.52%         5.76%
              70%            45%            60%           59%           21%

                                 BALANCED SERIES                                             EQUITY INCOME SERIES
     ------------------------------------------------------------------------   ----------------------------------------------
                                FOR THE YEAR ENDED                                            FOR THE YEAR ENDED
     ------------------------------------------------------------------------   ----------------------------------------------
         1998           1997           1996           1995           1994            1998             1997            1996
     ------------   ------------   ------------   ------------   ------------   --------------   --------------   ------------
     $505,995,739   $394,769,913   $264,909,839   $167,032,955   $125,509,115   $1,367,107,496   $1,215,071,169   $956,820,669
            0.48%          0.48%          0.50%          0.54%          0.53%            0.47%            0.47%          0.48%
            0.48%          0.48%          0.50%          0.50%          0.50%            0.47%            0.47%          0.48%
            3.22%          3.55%          3.39%          4.19%          3.57%            2.23%            2.27%          2.97%
            3.22%          3.55%          3.39%          4.15%          3.61%            2.23%            2.27%          2.97%
              91%            87%           113%           124%           118%              31%              33%            26%

        EQUITY INCOME SERIES
     ---------------------------
         FOR THE YEAR ENDED
     ---------------------------
         1995           1994
     ------------   ------------
     $764,302,530   $588,694,098
            0.49%          0.49%
            0.49%          0.49%
            3.37%          3.43%
            3.37%          3.43%
              23%            30%

                        DIVERSIFIED INVESTORS PORTFOLIOS
                   Notes to Financial Statements (continued)

7.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         EQUITY VALUE SERIES+
                                                              -------------------------------------------
                                                                          FOR THE YEAR ENDED
                                                              -------------------------------------------
                                                                  1998            1997           1996*
                                                              ------------    ------------    -----------
Net assets, end of period...................................  $389,859,775    $234,983,715    $29,033,513
Ratio of expenses to average net assets.....................         0.61%           0.63%          1.06%
Ratio of expenses to average net assets (net of
 reimbursements)............................................         0.60%           0.60%          0.60%
Ratio of net investment income (loss) to average net
 assets.....................................................         1.46%           1.43%          1.60%
Ratio of net investment income (loss) to average net assets
 (net of reimbursements)....................................         1.47%           1.46%          2.07%
Portfolio turnover..........................................          107%            120%            65%

                                                                     SPECIAL EQUITY SERIES
                                            ------------------------------------------------------------------------
                                                                       FOR THE YEAR ENDED
                                            ------------------------------------------------------------------------
                                                1998           1997           1996           1995           1994
                                            ------------   ------------   ------------   ------------   ------------
Net assets, end of period.................  $924,089,884   $743,388,261   $507,264,243   $315,458,225   $217,671,865
Ratio of expenses to average net assets...         0.83%          0.84%          0.86%          0.88%          0.88%
Ratio of expenses to average net assets
 (net of reimbursements)..................         0.83%          0.84%          0.85%          0.85%          0.85%
Ratio of net investment income (loss) to
 average net assets.......................         0.14%          0.41%          0.24%          0.33%          0.27%
Ratio of net investment income (loss) to
 average net assets (net of
 reimbursements)..........................         0.14%          0.41%          0.25%          0.30%          0.30%
Portfolio turnover........................          173%           146%           140%           155%            90%

---------------

*    Annualized (except for Portfolio turnover)
+    Commencement of Operations, April 19, 1996.
++   Commencement of Operations, August 22, 1995.
+++  Commencement of Operations, September 29, 1995.
(1)  For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996  -- December 31, 1996, the expense cap was 65 bp.

                           GROWTH & INCOME SERIES                                   EQUITY GROWTH SERIES
    --------------------------------------------------------------------  ----------------------------------------
                             FOR THE YEAR ENDED                                      FOR THE YEAR ENDED
    --------------------------------------------------------------------  ----------------------------------------
        1998          1997           1996          1995         1994          1998          1997          1996
    ------------  ------------   ------------  ------------  -----------  ------------  ------------  ------------
    $771,268,461  $376,260,408   $207,612,426  $124,811,731  $94,583,300  $688,448,565  $426,312,188  $299,127,686
           0.63%         0.64%          0.67%         0.68%        0.67%         0.64%         0.65%         0.73%
           0.63%         0.64%          0.65%         0.65%        0.65%         0.64%         0.65%      0.73%(1)
           0.30%         0.65%          1.02%         1.49%        1.35%         0.22%         0.43%       (0.17%)
           0.30%         0.65%          1.04%         1.47%        1.37%         0.22%         0.43%       (0.17%)
             75%           87%           142%          155%          21%          104%           91%          133%

        EQUITY GROWTH SERIES
     --------------------------
         FOR THE YEAR ENDED
     --------------------------
         1995          1994
     ------------  ------------
     $222,362,390  $148,817,830
            0.75%         0.76%
            0.75%         0.75%
            0.41%         0.08%
            0.41%         0.11%
              62%           75%

           AGGRESSIVE EQUITY SERIES+                       HIGH YIELD BOND SERIES ++
    ---------------------------------------   ----------------------------------------------------
              FOR THE YEAR ENDED                               FOR THE YEAR ENDED
    ---------------------------------------   ----------------------------------------------------
       1998          1997          1996*         1998          1997          1996         1995*
    -----------   -----------   -----------   -----------   -----------   -----------   ----------
    $81,327,707   $25,857,650   $15,479,130   $94,870,981   $39,700,131   $15,372,686   $8,997,595
          1.10%         1.33%         1.59%         0.63%         0.74%         1.25%        1.32%
          1.00%         1.00%         1.00%         0.60%         0.60%         0.60%        0.60%
               )%
          (0.41        (0.52%)       (0.72%)        8.64%         8.46%         8.34%        8.45%
               )%
          (0.31        (0.19%)       (0.13%)        8.67%         8.60%         9.00%        7.73%
           121%          243%          186%           83%          109%          107%          21%

                        DIVERSIFIED INVESTORS PORTFOLIOS
                   Notes to Financial Statements (continued)

7.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               INTERNATIONAL EQUITY SERIES+++
                                                              -----------------------------------------------------------------
                                                                                     FOR THE YEAR ENDED
                                                              -----------------------------------------------------------------
                                                                  1998              1997              1996             1995*
                                                              ------------      ------------      ------------      -----------
Net assets, end of period...................................  $320,218,173      $205,306,068      $148,184,897      $83,446,315
Ratio of expenses to average net assets.....................         0.88%             0.88%             0.96%            0.83%
Ratio of expenses to average net assets (net of
 reimbursements)............................................         0.87%             0.87%             0.90%            0.80%
Ratio of net investment income (loss) to average net
 assets.....................................................         1.05%             0.90%             1.12%            0.53%
Ratio of net investment income (loss) to average net assets
 (net of reimbursements)....................................         1.06%             0.91%             1.18%            0.50%
Portfolio turnover..........................................           33%               31%               29%               7%

---------------

*    Annualized (except for Portfolio turnover)
+    Commencement of Operations, April 19, 1996.
++   Commencement of Operations, August 22, 1995.
+++  Commencement of Operations, September 29, 1995.
(1)  For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.

                       REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Trustees and Owners of Beneficial Interests of the Diversified Investors Portfolios:

     In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Diversified Investors Portfolios (comprising, respectively, the Money Market Portfolio, High Quality Bond Portfolio, Intermediate Government Bond Portfolio, Government/Corporate Bond Portfolio, Balanced Portfolio, Equity Income Portfolio, Equity Value Portfolio, Growth & Income Portfolio, Equity Growth Portfolio, Special Equity Portfolio, Aggressive Equity Portfolio, High Yield Bond Portfolio and International Equity Portfolio) (collectively the "Portfolios") at December 31, 1998, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 1998, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for the opinion expressed above.

                                                      PricewaterhouseCoopers LLP

New York, New York

February 17, 1999

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                                       78

MONY Life Insurance Company                                      BULK RATE
4 Manhattanville Road, Purchase, New York 10577                 U.S. POSTAGE
(914) 697-8000                                                      PAID
                                                               NEW YORK, N.Y.
                                                               PERMIT NO 8048
Distributor:
Diversified Investors Securities Corp. (DISC)
4 Manhattanville Road, Purchase, New York 10577
(914) 697-8000





































03-70472 (2/99)